Goldman
                        Sachs Variable Insurance Trust
 GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK
                                    10005










                             Semiannual Report
                             June 30, 1999
                                                [LOGO OF GOLDMAN SACHS APPEARS
                                                HERE]

                   GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND Shareholder Letter
 Dear Shareholders,
 The following is a report on the performance of the Goldman Sachs Variable Insurance Trust Growth and Income Fund. This semiannual report covers the six-month period ended June 30, 1999.

                   Performance Review

                   For the six-month period ended June 30, 1999 the Fund gen-erated a 10.43% cumulative total return. Over the same time period, the Fund's benchmark, the Standard & Poor's 500 In-dex (with dividends reinvested) (S&P 500 Index), generated a cumulative total return of 12.38%.

                   The last six months have been a study in contrasts in the U.S. equity market and for the Fund. During the first quar-ter of 1999 the stock market rose, but the rally was ex-tremely narrow--limited mostly to a few very large growth companies and the technology sector. In contrast, the Fund's strategy is to invest primarily in companies whose share prices appear discounted relative to long-term value, due to near-term uncertainty or pessimism in the market-place. As a result of this value bias, the Fund underperformed the S&P 500 Index during the quarter.

                   However, in April we saw a reversal of fortune, as invest-ors abruptly shifted gears and took renewed interest in ec-onomically sensitive and generally less expensive stocks. This dramatic change continued throughout the second quar-ter, and during that period the Fund outperformed its benchmark.

                   The Fund's performance was enhanced by successful stock se-lection. For example, our energy holdings significantly outperformed the market and other stocks in the industry. We built up a significant position in the energy sector early in the year, due to our view that oil stocks re-flected unsustainable low oil prices. As oil prices began to rise in March, several of the Fund's oil-related stocks contributed solid gains to the portfolio. Successful stock selection in forest products, motor vehicles and drugs also fueled performance in the first six months of the year. We took advantage of strong performance to take profits from Georgia Pacific Corp., which benefited from a rebound in pricing outlook and forecasts of substantially higher earn-ings in the near term. Among autos, our holding in LucasVarity was acquired, thus boosting the stock past our target price. As a result, we liquidated the position and generated profits for the Fund. Finally, we benefited from pharmaceutical holdings such as Bristol Myers Squibb, Eli Lilly and Warner Lambert. Although we were underweight in this group based on valuation, our holdings--among the least expensive of the industry at the time of purchase-- substantially outperformed the market and contributed posi-tively to performance.

                   Investment Objective

                   The Fund seeks long-term capital growth and growth of in-come primarily through investments in equity securities of companies selling at a discount to their long-term earning and/or dividend-paying ability.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Shareholder Letter (continued)

                   Portfolio Composition

                   Top 10 Portfolio Holdings as of June 30, 1999*

                                                                                 Percentage of
              Company                        Line of Business                     Net Assets
              -------                        ----------------                    -------------
              BankAmerica Corp.              Banks                                    2.3%
              Philip Morris Co, Inc.         Tobacco                                  2.3
              First Union Corp.              Banks                                    2.2
              Bank One Corp.                 Banks                                    2.1
              General Motors Corp.           Auto/Vehicle                             2.1
              Royal Dutch Petroleum Co. ADR  Integrated Oil                           2.0
              Browning-Ferris Industries,
               Inc.                          Construction/Environmental Services      2.0
              AT&T Corp.                     Telecommunications                       2.0
              Federated Department Stores,
               Inc.                          Department Stores                        2.0
              GTE Corp.                      Local Exchange Companies                 1.9

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                   Outlook

                   We continue to improve the Fund's level of diversification and liquidity in order to provide returns more consistent with its peer group and the S&P 500 Index. Within this risk management framework, we maintain a value orientation and hope to continue to add value through stock selection and fundamental research. We believe that our holdings, which collectively sell at a discount to the S&P 500 Index, offer both a margin of downside protection and significant upside return potential over the business cycle.

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs Value Portfolio Management Team

                   July 29, 1999

                   GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND Statement of Investments
June 30, 1999 (Unaudited)

   Shares  Description                                   Value

  Common Stocks - 80.5%
  Aerospace/Defense - 3.0%
     1,900 Boeing Co.                               $   83,956
     3,500 General Motors Corp. Class H                196,875
     3,200 Northrop Grumman Corp.                      212,200
     2,200 Raytheon Co.*                               151,525
                                                    ----------
                                                       644,556
 -------------------------------------------------------------
  Auto Suppliers - 3.5%
       400 Dana Corp.                                   18,425
    11,014 Delphi Automative Systems*                  204,447
     6,500 Federal-Mogul Corp.                         338,000
     3,500 TRW, Inc.                                   192,063
                                                    ----------
                                                       752,935
 -------------------------------------------------------------
  Auto/Vehicle - 2.4%
     6,800 General Motors Corp.                        448,800
     2,200 Volvo Aktiebolaset ADR B                     64,625
                                                    ----------
                                                       513,425
 -------------------------------------------------------------
  Banks - 8.4%
     6,800 BankAmerica Corp.                           498,525
     7,700 Bank One Corp.                              458,631
    10,300 First Union Corp.                           484,100
     2,900 Key Corp.                                    93,163
     1,700 National City Corp.                         111,350
     4,300 Wells Fargo Co.                             183,825
                                                    ----------
                                                     1,829,594
 -------------------------------------------------------------
  Chemicals-Specialty - 0.4%
     1,100 Minnesota Mining and Manufacturing Co.       95,631
 -------------------------------------------------------------
  Construction/Environmental Services - 3.0%
    10,200 Browning-Ferris Industries, Inc.            438,600
     3,900 Waste Management, Inc.                      209,625
                                                    ----------
                                                       648,225
 -------------------------------------------------------------
  Department Stores - 2.7%
     8,000 Federated Department Stores, Inc.*          423,500
     1,800 May Department Stores Co.                    73,575
     1,800 Sears Roebuck & Co.                          80,213
                                                    ----------
                                                       577,288
 -------------------------------------------------------------
  Energy Refining & Marketing - 1.0%
     4,500 Tosco Corp.                                 116,719
     3,300 USX-Marathon Group, Inc.                    107,456
                                                    ----------
                                                       224,175
 -------------------------------------------------------------
  Enterprise Systems - 1.6%
     2,100 Hewlett-Packard Co.                         211,050
     1,400 NCR Corp.*                                   68,338
     1,200 Xerox Corp.                                  70,875
                                                    ----------
                                                       350,263
 -------------------------------------------------------------
  Food & Beverages - 5.7%
    20,600 Archer Daniels Midland Co.                  318,012
    14,300 Conagra, Inc.                               380,737
     1,000 H.J. Heinz Co.                               50,125
     8,700 Nabisco Group Holdings*                     170,194
 -------------------------------------------------------------

   Shares  Description                                    Value

  Common Stocks - (continued)
  Food & Beverages - (continued)
    13,500 Sara Lee Corp.                            $  306,281
       157 Unilever N V                                  10,951
                                                     ----------
                                                      1,236,300
 --------------------------------------------------------------
  Forest Products - 0.6%
     2,500 International Paper Co.                      126,250
 --------------------------------------------------------------
  Healthcare Management - 4.5%
     3,500 Aetna, Inc.                                  313,031
     1,800 Cigna Corp.                                  160,200
     5,800 Columbia/ HCA Healthcare Corp.               132,312
    19,400 Tenet Healthcare Corp.*                      360,113
                                                     ----------
                                                        965,656
 --------------------------------------------------------------
  Health Suppliers/Services - 2.3%
     4,700 Baxter International, Inc.                   284,937
    14,600 Healthsouth Corp.*                           218,088
                                                     ----------
                                                        503,025
 --------------------------------------------------------------
  Hotels & Restaurants - 1.0%
     7,200 Starwood Hotels & Resorts Worldwide          220,050
 --------------------------------------------------------------
  Insurance Brokers & Other Insurance - 0.3%
     1,500 Provident Companies, Inc.                     60,000
 --------------------------------------------------------------
  Insurance-Property and Casualty - 4.8%
     8,300 Allstate Corp.                               297,762
     3,500 Hartford Financial Services Group, Inc.      204,094
     4,600 Loews Corp.                                  363,975
      3100 XL Capital, Ltd.                             175,150
                                                     ----------
                                                      1,040,981
 --------------------------------------------------------------
  Integrated Oil - 4.4%
     1,500 Atlantic Richfield Co.                       125,344
     2,100 Exxon Corp.                                  161,963
     7,900 Occidental Petroleum Corp.                   166,888
     7,300 Royal Dutch Petroleum Co. ADR                439,825
       700 Texaco, Inc.                                  43,750
                                                     ----------
                                                        937,770
 --------------------------------------------------------------
  Local Exchange Companies - 5.4%
     4,700 Ameritech Corp.                              345,450
     5,100 Bell Atlantic Corp.                          333,412
     2,000 BellSouth Corp.                               93,750
     5,300 GTE Corp.                                    401,475
                                                     ----------
                                                      1,174,087
 --------------------------------------------------------------
  Logistics/Rail - 0.6%
     4,000 Burlington Northern Santa Fe Corp.           124,000
 --------------------------------------------------------------
  Media & Communications - 5.8%
     3,400 CBS, Inc.                                    147,687
     3,900 Dun & Bradstreet Corp.                       138,206
     2,800 MediaOne Group, Inc.*                        208,250
     4,800 New York Times Co.                           176,700
     2,500 RR Donnelley & Sons Co.                       92,656
 --------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Statement of Investments (continued)
June 30, 1999 (Unaudited)

   Shares  Description                                   Value

  Common Stocks - (continued)
  Media & Communications - (continued)
     6,300 SBC Communications, Inc.                $   365,400
     2,200 U.S. West, Inc.                             129,250
                                                   -----------
                                                     1,258,149
 -------------------------------------------------------------
  Personal Computers and Peripherals - 0.5%
     4,900 Compaq Computer Corp.                       116,068
 -------------------------------------------------------------
  Pharmaceuticals - 3.8%
     3,100 American Home Products Corp.                178,250
       700 Eli Lilly & Co.                              50,138
     3,700 Merck & Co.                                 273,800
     5,800 Pharmacia & Upjohn, Inc.                    329,513
                                                   -----------
                                                       831,701
 -------------------------------------------------------------
  Semiconductors - 1.0%
     3,800 Intel Corp.                                 226,100
 -------------------------------------------------------------
  Specialty Finance & Agencies - 0.6%
     1,800 Federal National Mortgage Association       123,075
 -------------------------------------------------------------
  Specialty Retail - 2.6%
     2,400 Autozone, Inc.*                              72,300
     7,300 TJX Companies, Inc.                         243,181
    11,600 Toys R US, Inc.*                            239,975
                                                   -----------
                                                       555,456
 -------------------------------------------------------------
  Telecommunications - 2.0%
     7,827 AT&T Corp.                                  436,844
 -------------------------------------------------------------
  Tobacco - 2.8%
    12,300 Philip Morris Companies, Inc.               494,306
     3,600 RJ Reynolds Tobacco Holdings*               113,400
                                                   -----------
                                                       607,706
 -------------------------------------------------------------
  Utilities - 5.8%
    10,000 Entergy Corp.                               312,500
     3,400 FPL Group, Inc.                             185,725
     4,200 P G & E Corporation                         136,500
    17,700 Pacificorp                                  325,238
     7,800 Unicom Corp.                                300,788
                                                   -----------
                                                     1,260,751
 -------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $16,496,979)                               $17,440,061
 -------------------------------------------------------------
  U.S. Treasury Obligation - 0.7%
  U.S. Treasury Bill(a)
    $150,000   4.90%(b)   12/09/99                 $   146,807
 -------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATION
  (Cost $146,790)                                  $   146,807
 -------------------------------------------------------------
  Repurchase Agreement - 18.0%
  Joint Repurchase Agreement Account II(c)
  $3,900,000   5.13%      07/01/99                 $ 3,900,000
 -------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $3,900,000)                                $ 3,900,000
 -------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $20,543,769)(d)                            $21,486,868
 -------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for
  investments in which value
  exceeds cost                                     $ 1,453,175
  Gross unrealized loss for
  investments in which cost
  exceeds value                                       (561,258)
 -------------------------------------------------------------
  Net unrealized gain                              $   891,917
 -------------------------------------------------------------
  Futures contracts open at June 30, 1999 are as follows:
                        Number of
                        Contracts   Settlement   Unrealized
  Type                   Long(e)      Month         Gain
 -------------------------------------------------------------
  S & P 500 Index           6     September 1999  $95,393
 -------------------------------------------------------------

 * Non-income producing security.
 (a) The security is being segregated as collateral for futures margin requirements.
 (b) The interest rate disclosed for the security represents effective yield to maturity.
 (c) The repurchase agreement is fully collateralized by Federal Obligations.
 (d) The aggregate cost for federal income tax purposes is $20,594,951.
 (e) Each S&P 500 Stock Index represents $250,000 in notional par value. The total net notional amount and net market value are $1,977,157 and $2,072,550, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviation:
 ADR--American Depository Receipt
 ------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                  GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND Shareholder Letter
 Dear Shareholders,
 We are pleased to report on the performance of the Goldman Sachs Variable In-surance Trust CORE U.S. Equity Fund. This semiannual report covers the six-month period ended June 30, 1999.

                   Performance Review

                   For the six-month period ended June 30, 1999 the Fund gen-erated a 13.75% cumulative total return, outperforming the 12.38% cumulative total return of its benchmark, the Stan-dard & Poor's 500 Index (with dividends reinvested).

                   The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed perfor-mance, with a reduced risk that returns will be very dif-ferent from those of a specific benchmark over time. Additionally, the diversification of our models typically adds value, because when one theme doesn't work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average.

                   The Fund's investment process and diversification of themes were key benefits during the reporting period, as we expe-rienced dramatic shifts in investor sentiment. During the first quarter of the year the stock market's rally was ex-tremely narrow, limited mostly to a few very large growth companies and the technology sector. Early in the second quarter, investors rotated assets into value-oriented, smaller-cap and cyclical issues, but were back to prefer-ring large-cap growth by the time the quarter ended. In the first quarter, the momentum theme of our quantitative proc-ess helped us to select winning stocks, although as the market's preferences shifted, momentum had a difficult time maintaining these results. Overall, during the first six months of the year the Fund was able to outperform its benchmark by 137 basis points.

                   Investment Objective

                   The Fund seeks long-term capital growth and dividend income through a broadly diversified portfolio of large-cap and blue chip equity securities representing all major sectors of the U.S. economy.

                   The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.'s Global Investment Research Department and consensus opinions, with quantitative analysis generated by the Asset Management Division's proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyzes the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. While maintaining a profile close to that of the benchmark, those stocks ranked highly by both the quantitative model and the Goldman Sachs Global Investment Research Department are selected for the portfolio.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND
Shareholder Letter (continued)

                   Portfolio Composition

                   Top 10 Portfolio Holdings as of June 30, 1999*

                                                                                      Percentage of
              Company                        Line of Business                          Net Assets
              -------                        ----------------                         -------------
              Microsoft Corp.                Computer Services/ Software                   4.9%
              International Business
               Machines Inc.                 Enterprise Systems                            3.5
              Exxon Corp.                    Integrated Oil                                3.2
              General Electric Co.           Electronics & Other Electrical Equipment      3.2
              Eastman Kodak Co.              Consumer Products                             2.4
              BankAmerica Corp.              Banks                                         2.1
              AT&T Corp.                     Telecommunications                            2.0
              Bristol-Myers Squibb Co.       Pharmaceuticals                               1.9
              Royal Dutch Petroleum Co. ADR  Integrated Oil                                1.9
              Cisco Systems, Inc.            Telecommunications Equipment                  1.8

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                   Outlook

                   Despite a period of shifting investor preference and above average return dispersion (the difference between the best- and worst-performing stocks), the Fund's investment process outperformed its benchmark for the reporting period. Going forward, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those fa-vored by research analysts. As such, we anticipate remain-ing fully invested and believe that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs Quantitative Equity Management Team

                   July 29, 1999

                  GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND Statement of Investments
June 30, 1999 (Unaudited)

  Shares Description                                  Value
  Common Stocks - 96.0%
  Advertising - 0.2%
     500 Omnicom Group, Inc.                     $   40,000
 --------------------------------------------------------------
  Aerospace/Defense - 1.3%
   2,800 General Motors Corp. Class H               157,500
   1,200 United Technologies Corp.                   86,025
                                                 ----------
                                                    243,525
 --------------------------------------------------------------
  Agriculture/Heavy Equipment - 0.5%
   1,400 Caterpillar, Inc.                           84,000
 --------------------------------------------------------------
  Airfreight, Truck & Other - 0.1%
     300 FDX Corp.*                                  16,275
 --------------------------------------------------------------
  Airlines - 0.4%
     300 AMR Corp.*                                  20,475
     800 Delta Air Lines, Inc.                       46,100
                                                 ----------
                                                     66,575
 --------------------------------------------------------------
  Auto/ Vehicle - 1.8%
   2,200 Ford Motor Co.                             124,162
   1,000 Hertz Corp.                                 62,000
   2,800 Navistar International Corp.*              140,000
                                                 ----------
                                                    326,162
 --------------------------------------------------------------
  Banks - 6.1%
   5,231 BankAmerica Corp.                          383,498
     600 Bank of New York, Inc.                      22,012
     324 Bank One Corp.                              19,298
     300 Capital One Financial Corp.                 16,706
   1,400 Chase Manhattan Corp.                      121,275
   6,700 Citigroup, Inc.                            318,250
     500 Fifth Third Bancorp                         33,281
   3,900 Firstar Corp.                              109,200
     300 Suntrust Banks, Inc.                        20,831
     600 U.S. Bancorp                                20,400
   1,000 Wells Fargo Co.                             42,750
                                                 ----------
                                                  1,107,501
 --------------------------------------------------------------
  Basic Industries - 0.2%
   2,000 Barrick Gold Corp.                          38,750
 --------------------------------------------------------------
  Chemicals-Commodity - 2.3%
   2,300 Avery Dennison Corp.                       138,862
   1,600 Dow Chemicals Co.                          203,000
     400 Du Pont (E.I.) de Nemours & Co.             27,325
     600 PPG Industries, Inc.                        35,438
     800 Solutia, Inc.                               17,050
                                                 ----------
                                                    421,675
 --------------------------------------------------------------
  Commercial Products - 1.8%
     500 Allied Signal, Inc.                         31,500
   3,125 Tyco International, Ltd.                   296,094
                                                 ----------
                                                    327,594
 --------------------------------------------------------------
  Shares Description                                  Value

  Common Stocks - (continued)
  Computer Services/Software - 6.3%
     600 Automatic Data Processing, Inc.         $   26,400
     700 Computer Sciences Corp.*                    48,431
     400 Compuware Corp.*                            12,725
   1,400 First Data Corp.                            68,512
   9,800 Microsoft Corp.*                           883,838
   2,100 Novell, Inc.*                               55,650
     950 Oracle Corp.*                               35,269
     500 Rational Software Corp.*                    16,469
                                                 ----------
                                                  1,147,294
 --------------------------------------------------------------
  Consumer Products - 2.4%
   6,300 Eastman Kodak Co.                          426,825
 --------------------------------------------------------------
  Consumer Staples - 2.1%
     800 Clorox Co.                                  85,450
     400 Kimberly Clark Corp.                        22,800
   3,000 Procter & Gamble Co.                       267,750
                                                 ----------
                                                    376,000
 --------------------------------------------------------------
  Department Stores - 0.8%
   1,600 Dayton Hudson Corp.                        104,000
     800 Federated Department Stores, Inc.*          42,350
                                                 ----------
                                                    146,350
 --------------------------------------------------------------
  Electronics & Other Electrical Equipment - 4.3%
   1,000 Applied Materials, Inc.*                    73,875
     800 Corning, Inc.                               56,100
   5,100 General Electric Co.                       576,300
     400 Johnson Controls, Inc.                      27,725
   1,400 The Southern Company                        37,100
                                                 ----------
                                                    771,100
 --------------------------------------------------------------
  Enterprise Systems - 6.0%
   1,200 EMC Corp.*                                  66,000
   1,900 Hewlett-Packard Co.                        190,950
   4,900 International Business Machines, Inc.      633,325
   1,100 Sun Microsystems, Inc.*                     75,763
     800 Unisys Corp.*                               31,150
   1,600 Xerox Corp.                                 94,500
                                                 ----------
                                                  1,091,688
 --------------------------------------------------------------
  Entertainment & Leisure - 0.8%
   2,600 Carnival Cruise Lines Corp.                126,100
     500 Royal Caribbean Cruise Lines                21,875
                                                 ----------
                                                    147,975
 --------------------------------------------------------------
  Financial Services - 0.3%
     400 American Express Co.                        52,050
 --------------------------------------------------------------
  Food & Beverages - 3.0%
   1,190 Archer Daniels Midland Co.                  18,371
   1,100 Conagra, Inc.                               29,287
   2,500 IBP, Inc.                                   59,375
   8,900 Nabisco Group Holdings*                    174,106
   1,300 Nabisco Holdings Corp.                      56,225

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND
Statement of Investments (continued)
June 30, 1999 (Unaudited)

  Shares Description                                    Value

  Common Stocks - (continued)
  Food & Beverages - (continued)
     800 Pepsico, Inc.                                $   30,950
     600 The Seagram Company, Ltd.                        30,225
   1,982 Unilever NV                                     138,245
                                                      ----------
                                                         536,784
 -------------------------------------------------------------------
  Forest Products - 0.1%
     200 Weyerhaeuser Co.                                 13,750
 -------------------------------------------------------------------
  Health Suppliers/Services - 2.5%
     500 Allergan, Inc.                                   55,500
   1,000 Bard C R, Inc.                                   47,812
     500 Bausch & Lomb, Inc.                              38,250
     650 Cardinal Health, Inc.                            41,681
   1,500 Johnson & Johnson                               147,000
   1,800 Pacificare Health Systems*                      129,488
                                                      ----------
                                                         459,731
 -------------------------------------------------------------------
  Healthcare Management - 1.1%
   2,200 Columbia/HCA Healthcare Corp.                    50,187
     500 United Healthcare Corp.                          31,313
   1,300 Wellpoint Health Networks, Inc.*                110,338
                                                      ----------
                                                         191,838
 -------------------------------------------------------------------
  Industrial Machinery - 0.4%
   1,000 Ingersoll-Rand Co.                               64,625
 -------------------------------------------------------------------
  Information Management - 0.2%
     400 Sabre Group Holdings, Inc.*                      27,500
 -------------------------------------------------------------------
  Insurance Brokers & Other Insurance - 1.0%
   2,400 Marsh & McLennan & Co.                          181,200
 -------------------------------------------------------------------
  Insurance-Life - 0.7%
     400 American General Corp.                           30,150
     700 Equitable Companies, Inc.                        46,900
     900 Hartford Life, Inc.                              47,362
                                                      ----------
                                                         124,412
 -------------------------------------------------------------------
  Insurance-Property and Casualty - 3.7%
   1,800 Allstate Corp.                                   64,575
   2,335 American International Group, Inc.              273,341
   1,400 Hartford Financial Services Group, Inc.          81,638
   1,700 Loews Corp.                                     134,513
   2,900 Travelers Property & Casualty Corp.             113,463
                                                      ----------
                                                         667,530
 -------------------------------------------------------------------
  Integrated Oil - 5.7%
     300 Chevron Corp.                                    28,556
   7,500 Exxon Corp.                                     578,437
     700 Mobil Corp.                                      69,300
   5,600 Royal Dutch Petroleum Co. ADR                   337,400
     300 Texaco, Inc.                                     18,750
                                                      ----------
                                                       1,032,443
 -------------------------------------------------------------------
  Internet Software - 0.4%
     700 America Online, Inc.*                            77,350
 -------------------------------------------------------------------
  Investment Brokers & Managers - 2.0%
   1,400 Bear Stearns Companies, Inc.                 $   65,449
   1,400 Charles Schwab Corp.                            153,825
   1,400 Morgan Stanley Dean Witter & Co.                143,500
                                                      ----------
                                                         362,774
 -------------------------------------------------------------------
  Local Exchange Companies - 2.2%
     700 Ameritech Corp.                                  51,450
   1,900 Bell Atlantic Corp.                             124,212
   2,500 BellSouth Corp.                                 117,187
   1,300 GTE Corp.                                        98,475
                                                      ----------
                                                         391,324
 -------------------------------------------------------------------
  Logistics/Rail - 0.4%
   2,200 Burlington Northern Santa Fe Corp.               68,200
 -------------------------------------------------------------------
  Media & Communications - 3.0%
     300 Alltel Corporation                               21,450
   2,800 BCE, Inc.                                       138,075
   1,000 Qualcomm, Inc.*                                 143,500
   2,600 SBC Communications, Inc.                        150,800
     800 Scientific-Atlanta, Inc.                         28,800
     500 Time Warner, Inc.                                36,750
     400 Viacom Inc. Class B*                             17,600
                                                      ----------
                                                         536,975
 -------------------------------------------------------------------
  Mining - 0.5%
   1,400 Alcoa, Inc.                                      86,625
 -------------------------------------------------------------------
  Oil & Gas Services - 0.9%
   2,500 Schlumberger, Ltd.                              159,219
 -------------------------------------------------------------------
  Personal Computers and Peripherals - 1.2%
     300 Apple Computer, Inc.*                            13,894
   3,000 Lexmark International Group, Inc.*              198,188
                                                      ----------
                                                         212,082
 -------------------------------------------------------------------
  Pharmaceuticals - 6.4%
     500 Abbott Laboratories                              22,750
   1,300 American Home Products Corp.                     74,750
   4,500 Amgen, Inc.*                                    273,938
   1,600 Biogen, Inc.*                                   102,900
   5,000 Bristol-Myers Squibb Co.                        352,187
     400 Genzyme Corp.*                                   19,399
      72 Genzyme Corp. (Surgical Products Division)          315
   1,400 Merck & Co.                                     103,600
   1,000 Pfizer, Inc.                                    109,750
   2,000 Schering-Plough Corp.                           106,000
                                                      ----------
                                                       1,165,589
 -------------------------------------------------------------------
  Recreational Products - 0.2%
   1,200 Hasbro, Inc.                                     33,525
 -------------------------------------------------------------------
  Restaurants & Hotels - 0.5%
   1,800 Tricon Global Restaurants, Inc.*                 97,425
 -------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

  Shares Description                                  Value
  Common Stocks - (continued)
  Retail - 2.5%
   1,900 Best Buy Co., Inc.*                     $  128,250
   3,000 Home Depot, Inc.                           193,312
   1,400 Lowes Companies, Inc.                       79,363
   1,200 Tandy Corp.                                 58,650
                                                 ----------
                                                    459,575
 --------------------------------------------------------------
  Semiconductors - 1.8%
   5,400 Intel Corp.                                321,300
 --------------------------------------------------------------
  Specialty Finance & Agencies - 2.3%
     890 Associates First Capital Corp.              39,438
   1,100 Federal Home Loan Mortgage Corp.            63,800
     500 Federal National Mortgage Association       34,187
   2,950 Providian Financial Corp.                  275,825
                                                 ----------
                                                    413,250
 --------------------------------------------------------------
  Specialty Retail - 2.6%
     300 Circuit City Stores, Inc.                   27,900
   3,300 CVS Corp.                                  167,475
   2,600 Staples, Inc.*                              80,438
     500 Tiffany & Co.                               48,250
   2,900 Wal-Mart Stores, Inc.                      139,925
                                                 ----------
                                                    463,988
 --------------------------------------------------------------
  Steel - 0.1%
   2,100 Bethlehem Steel Corp.*                      16,144
 --------------------------------------------------------------
  Supermarkets - 1.3%
   1,100 Albertson's, Inc.                           56,719
   3,600 Food Lion, Inc.                             42,750
   3,200 Kroger Co.*                                 89,400
   1,000 Safeway, Inc.*                              49,500
                                                 ----------
                                                    238,369
 --------------------------------------------------------------
  Telecommunications - 3.8%
   6,465 AT&T Corp.                                 360,828
   2,500 MCI Worldcom, Inc.*                        215,156
   2,100 Sprint Corp.                               110,906
                                                 ----------
                                                    686,890
 --------------------------------------------------------------
  Telecommunications Equipment - 3.8%
   5,000 Cisco Systems, Inc.*                       322,500
   1,800 Lucent Technologies, Inc.                  121,388
   1,100 Telephone & Data Systems, Inc.              80,369
     850 Vodafone AirTouch PLC. ADR                 167,450
                                                 ----------
                                                    691,707
 --------------------------------------------------------------
  Tobacco - 1.9%
   4,200 Fortune Brands, Inc.                       173,775
   2,100 Philip Morris Companies, Inc.               84,394
   2,967 RJ Reynolds Tobacco Holdings*               93,450
                                                 ----------
                                                    351,619
 --------------------------------------------------------------
  Utilities - 2.1%
     700 Dominion Resources, Inc.                    30,319
     400 Duke Energy Co.                             21,750
     900 Edison International, Inc.                  24,075
     700 Emerson Electric Co.                        44,013
     500 Entergy Corp.                               15,625
   2,000 FPL Group, Inc.                            109,250
 --------------------------------------------------------------
  Shares Description                                Value

  Common Stocks - (continued)
  Utilities - (continued)
     400 GPU, Inc.                              $    16,875
     900 PECO Energy Co.                             37,688
     200 Pinnacle West Capital Corp.                  8,050
   1,600 Texas Utilities Co.                         66,000
                                                -----------
                                                    373,645
 --------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $14,760,398)                            $17,338,727
 --------------------------------------------------------------

  Principal          Interest                         Maturity
   Amount              Rate                             Date                           Value
  U.S. Treasury Obligation - 0.2%
  U.S. Treasury Bill(a)
  $ 40,000               4.97%(b)                     12/09/99                   $    39,149
 --------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATION
  (Cost $39,132)                                                                 $    39,149
 --------------------------------------------------------------------------------------------
  Repurchase Agreement - 2.2%
  Joint Repurchase Agreement Account II(c)
  $400,000               5.13%                        07/01/99                   $   400,000
 --------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $400,000)                                                                $   400,000
 --------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $15,199,530)(d)                                                          $17,777,876
 --------------------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which
  value exceeds cost                                                             $ 2,769,533
  Gross unrealized loss for investments in which
  cost exceeds value                                                                (191,187)
 --------------------------------------------------------------------------------------------
  Net unrealized gain                                                            $ 2,578,346
 --------------------------------------------------------------------------------------------

  Futures contracts open at June 30, 1999 are as fol-
   lows:
                   Number of
                   Contracts   Settlement   Unrealized
  Type              Long(e)      Month         Gain
 -----------------------------------------------------
  S & P 500 Index      1     September 1999   $6,769
 -----------------------------------------------------

  * Non-income producing security.
 (a) The security is being segregated as collateral for futures margin requirements.
 (b)  The interest rate disclosed for the security represents effective yield to maturity.
 (c)  The repurchase agreement is fully collateralized by Federal Obligations.
 (d) The amount stated also represents aggregate cost for federal income tax purposes.
 (e) Each S&P 500 Stock Index represents $250,000 in notional par value. The total net notional amount and net market value are $338,656 and $345,425, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 ------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND
Shareholder Letter
 Dear Shareholders,
 We are pleased to report on the performance of the Goldman Sachs Variable In-surance Trust CORE Large Cap Growth Fund. This semiannual report covers the six-month period ended June 30, 1999.

                   Performance Review

                   For the six-month period ended June 30, 1999 the Fund gen-erated a 12.50% cumulative total return, outperforming the 10.45% cumulative total return generated by its benchmark, the Russell 1000 Growth Index.

                   The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed perfor-mance, with a reduced risk that returns will be very dif-ferent from those of a specific benchmark over time. Additionally, the diversification of our models typically adds value, because when one theme doesn't work, others usually do. For example, when growth stocks underperform, our value component (i.e. seeking the most attractively valued stocks within the growth universe) can lead to strong results.

                   The Fund's investment process and diversification were key benefits during the reporting period, as we experienced dramatic shifts in investor sentiment. During the first quarter of the year the stock market's rally was extremely narrow, limited mostly to a few very large growth companies and the technology sector. However, with the economy grow-ing faster than anticipated and an economic recovery becom-ing more evident outside the U.S., investors began focusing on cyclical sectors of the market that tend to be more val-ue-oriented.

                   Despite the change in preference, our quantitative process helped us to select winning stocks with good momentum that also appeared to be good values. As a result, the Fund was able to outperform its benchmark by 205 basis points.

                   Investment Objective

                   The Fund seeks long-term capital growth, primarily through a broadly diversified portfolio of equity securities that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.

                   The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.'s Global Investment Research Department and consensus opinions, with quantitative analysis generated by the Asset Management Division's proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyses the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. The portfolio construction process evaluates stocks based on their overall expected return and their contribution to portfolio risk. The final portfolio is the one that we be-lieve has the highest expected return for the targeted amount of risk.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND

                   Portfolio Composition

                   Top 10 Portfolio Holdings as of June 30, 1999*

                                                                  Percentage of
              Company    Line of Business                          Net Assets
              -------    ----------------                         -------------
              Microsoft
               Corp.     Computer Services/Software                    5.6%
              General
               Electric
               Co.       Electronics & Other Electrical Equipment      4.9
              Bristol-
               Myers
               Squibb
               Co.       Pharmaceuticals                               4.1
              Cisco
               Systems,
               Inc.      Telecommunications Equipment                  3.2
              Hertz
               Corp.     Auto/ Vehicle                                 2.8
              Intel
               Corp.     Semiconductors                                2.8
              Procter &
               Gamble
               Co.       Consumer Staples                              2.7
              Charles
               Schwab
               Corp.     Investment Brokers & Managers                 2.7
              Eastman
               Kodak
               Co.       Consumer Products                             2.5
              Johnson &
               Johnson   Health Suppliers/Services                     2.3

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                   Outlook

                   As always, the Fund remains fully invested in stocks. Our sector weightings and distribution among size categories are targeted to stay close to those of the Russell 1000 Growth index, as do exposures to other risk factors (such as dividend yield). Based on long-term results, our quanti-tative process prefers low P/E and low price/book stocks with good momentum characteristics that exhibit stability in stock price and earnings, and that are favored by re-search analysts. As such, we maintain an exposure to secu-rities that display these factors.

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs Quantitative Equity Management Team

                   July 29, 1999

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND
Statement of Investments
June 30, 1999 (Unaudited)

  Shares Description                                Value
  Common Stocks - 99.3%
  Aerospace/Defense - 1.1%
   2,500 General Motors Corp. Class H            $  140,625
     200 United Technologies Corp.                   14,338
                                                 ----------
                                                    154,963
 --------------------------------------------------------------
  Agriculture/Heavy Equipment - 0.4%
     900 Caterpillar, Inc.                           54,000
 --------------------------------------------------------------
  Airfreight, Truck & Other - 0.1%
     200 FDX Corp.*                                  10,854
 --------------------------------------------------------------
  Airlines - 0.1%
     300 Delta Air Lines, Inc.                       17,288
 --------------------------------------------------------------
  Alcohol - 0.4%
     700 Anheuser Busch Companies, Inc.              49,656
 --------------------------------------------------------------
  Auto/Vehicle - 3.8%
     500 Ford Motor Co.                              28,219
   6,300 Hertz Corp.                                390,600
   2,000 Navistar International Corp.*              100,000
                                                 ----------
                                                    518,819
 --------------------------------------------------------------
  Banks - 0.7%
     900 Capital One Financial Corp.                 50,119
     250 Citigroup, Inc.                             11,875
   1,200 Firstar Corp.                               33,600
                                                 ----------
                                                     95,594
 --------------------------------------------------------------
  Chemicals-Commodity - 0.9%
     500 Avery Dennison Corp.                        30,188
     700 Dow Chemicals Co.                           88,813
                                                 ----------
                                                    119,001
 --------------------------------------------------------------
  Chemicals-Specialty - 0.1%
     200 H.B. Fuller Co.                             13,675
 --------------------------------------------------------------
  Computer Services/ Software - 8.1%
   1,400 Automatic Data Processing, Inc.             61,600
     400 Computer Sciences Corp.*                    27,675
     400 First Data Corp.                            19,575
     700 Intuit, Inc.*                               63,088
   8,500 Microsoft Corp.*                           766,594
   1,600 Novell, Inc.*                               42,400
   1,050 Oracle Corp.*                               38,981
   1,500 Siebel Systems, Inc.*                       99,563
                                                 ----------
                                                  1,119,476
 --------------------------------------------------------------
  Conglomerates - 0.8%
   1,200 Tyco International, Ltd.                   113,700
 --------------------------------------------------------------
  Construction/Environmental Services - 0.4      %
     900 Waste Management, Inc.                      48,393
 --------------------------------------------------------------
  Consumer Goods - 0.5%
   1,200 Nike, Inc.                                  75,999
 --------------------------------------------------------------
  Consumer Products - 2.5%
   5,000 Eastman Kodak Co.                       $  338,750
 --------------------------------------------------------------
  Consumer Staples - 3.3%
     500 Clorox Co.                                  53,406
     500 Kimberly Clark Corp.                        28,500
   4,200 Procter & Gamble Co.                       374,850
                                                 ----------
                                                    456,756
 --------------------------------------------------------------
  Department Stores - 0.9%
   1,800 Dayton Hudson Corp.                        117,000
 --------------------------------------------------------------
  Electronics & Other Electrical Equipment - 5.2%
   6,000 General Electric Co.                       678,000
     500 Johnson Controls, Inc.                      34,656
                                                 ----------
                                                    712,656
 --------------------------------------------------------------
  Enterprise Systems - 6.2%
   2,000 EMC Corp.*                                 110,000
   2,400 Hewlett-Packard Co.                        241,200
   1,900 International Business Machines, Inc.      245,575
   2,800 Sun Microsystems, Inc.*                    192,850
     500 Unisys Corp.*                               19,469
     800 Xerox Corp.                                 47,250
                                                 ----------
                                                    856,344
 --------------------------------------------------------------
  Entertainment & Leisure - 0.1%
     400 Carnival Cruise Lines Corp.                 19,400
 --------------------------------------------------------------
  Financial Services - 0.6%
     600 American Express Co.                        78,075
 --------------------------------------------------------------
  Food & Beverages - 4.7%
   2,000 Coca-Cola Co.                              125,000
     600 Coca-Cola Enterprises, Inc.                 17,850
   1,200 H.J. Heinz Co.                              60,174
   3,900 IBP, Inc.                                   92,625
   1,900 Nabisco Group Holdings*                     37,169
     400 Nabisco Holdings Corp.                      17,300
   1,900 Pepsico, Inc.                               73,506
     200 Quaker Oats Co.                             13,279
     800 The Seagram Company, Ltd.                   40,300
   1,000 U.S. Foodservice, Inc.*                     42,625
   1,875 Unilever N V                               130,781
                                                 ----------
                                                    650,609
 --------------------------------------------------------------
  Health Suppliers/Services - 3.7%
     700 Allergan, Inc.                              77,700
     800 Bergen Brunswig Corp.                       13,800
     600 Biomet, Inc.                                23,850
     300 Cardinal Health, Inc.                       19,237
   3,300 Johnson & Johnson                          323,400
     600 Medtronic, Inc.                             46,725
                                                 ----------
                                                    504,712
 --------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND

  Shares Description                                Value
  Common Stocks - (continued)
  Healthcare Management - 2.0%
   1,800 Columbia/HCA Healthcare Corp.         $   41,062
     500 Lincare Holdings, Inc.*                   12,500
   2,600 Wellpoint Health Networks, Inc.*         220,675
                                               ----------
                                                  274,237
 ------------------------------------------------------------
  Information Management - 0.2%
     300 At Home Corp.*                            16,181
     200 Sabre Group Holdings, Inc.*               13,750
                                               ----------
                                                   29,931
 ------------------------------------------------------------
  Insurance Brokers & Other Insurance - 0.2%
     400 Marsh & Mclennan & Co.                    30,200
 ------------------------------------------------------------
  Insurance-Property and Casualty - 1.2%
   1,021 American International Group, Inc.       119,521
   1,100 Travelers Property & Casualty Corp.       43,038
                                               ----------
                                                  162,559
 ------------------------------------------------------------
  Integrated Oil - 0.4%
     700 Exxon Corp.                               53,988
 ------------------------------------------------------------
  Internet Software - 2.1%
   2,100 America Online, Inc.*                    232,050
     300 Yahoo!*                                   51,675
                                               ----------
                                                  283,725
 ------------------------------------------------------------
  Investment Brokers & Managers - 2.7%
   3,400 Charles Schwab Corp.                     373,575
 ------------------------------------------------------------
  Local Exchange Companies - 2.2%
   1,000 GTE Corp.                                 75,750
   2,524 MCI Worldcom, Inc.*                      217,222
     200 Sprint Corp.                              10,563
                                               ----------
                                                  303,535
 ------------------------------------------------------------
  Media & Communications - 3.0%
     200 Cablevision Systems Corp.*                14,000
   1,700 Comcast Corp.                             65,344
     800 Qualcomm, Inc.*                          114,800
   2,300 Qwest Communications International*       76,090
   1,400 SBC Communications, Inc.                  81,228
   1,400 Viacom, Inc. Class B*                     61,600
                                               ----------
                                                  413,062
 ------------------------------------------------------------
  Mining - 0.2%
     300 Alcoa, Inc.                               18,563
     700 Barrick Gold Corp.                        13,563
                                               ----------
                                                   32,126
 ------------------------------------------------------------
  Oil & Gas Services - 0.6%
   1,272 Schlumberger, Ltd.                        81,011
 ------------------------------------------------------------
  Oil Refining & Marketing - 0.3%
     700 Calpine Corp.*                            37,814
 ------------------------------------------------------------
  Personal Computers and Peripherals - 3.0%
     400 Apple Computer, Inc.*                $   18,525
   3,000 Dell Computer Corp.*                    111,000
   3,600 Lexmark International Group, Inc.*      237,825
   2,000 Seagate Technology, Inc.*                51,250
                                              ----------
                                                 418,600
 -----------------------------------------------------------
  Pharmaceuticals - 13.0%
   2,800 Abbott Laboratories                     127,400
     800 American Home Products Corp.             46,000
   4,400 Amgen, Inc.*                            267,850
   1,400 Biogen, Inc.*                            90,038
   8,000 Bristol-Myers Squibb Co.                563,500
     600 Eli Lilly & Co.                          42,975
     900 Genzyme Corp.*                           43,668
   2,500 Merck & Co.                             185,000
   1,900 Pfizer, Inc.                            208,525
   2,300 Schering-Plough Corp.                   121,900
   1,400 Warner-Lambert Co.                       97,125
                                              ----------
                                               1,793,981
 -----------------------------------------------------------
  Recreational Products - 0.1%
     500 Hasbro, Inc.                             13,969
 -----------------------------------------------------------
  Restaurants & Hotels - 0.8%
   1,300 Marriott International, Inc.             48,613
   1,100 Tricon Global Restaurants, Inc.*         59,538
                                              ----------
                                                 108,151
 -----------------------------------------------------------
  Retail - 3.4%
   2,600 Best Buy Co., Inc.*                     175,500
   3,800 Home Depot, Inc.                        244,863
     600 Lowes Companies, Inc.                    34,013
     400 Tandy Corp.                              19,550
                                              ----------
                                                 473,926
 -----------------------------------------------------------
  Semiconductors - 4.5%
     300 Applied Materials, Inc.*                 22,163
   6,400 Intel Corp.                             380,800
     900 LSI Logic Corp.*                         41,513
   2,400 Tech Data Corp.*                         91,848
   1,500 Xilinx, Inc.*                            85,905
                                              ----------
                                                 622,229
 -----------------------------------------------------------
  Software & Services - 0.6%
     600 Adobe Systems, Inc.                      49,294
     600 Electronic Data Systems                  33,938
                                              ----------
                                                  83,232
 -----------------------------------------------------------
  Specialty Finance & Agencies - 0.7%
     300 Associates First Capital Corp.           13,294
     900 Providian Financial Corp.                84,150
                                              ----------
                                                  97,444
 -----------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND
Statement of Investments (continued)
June 30, 1999 (Unaudited)

  Shares Description                            Value

  Common Stocks - (continued)
  Specialty Retail - 2.8%
     500 Ann Taylor Stores Corp.*         $    22,500
     300 Circuit City Stores, Inc.             27,900
   1,500 CVS Corp.                             76,125
   1,300 Staples, Inc.*                        40,219
     300 Tiffany & Co.                         28,950
   4,000 Wal-Mart Stores, Inc.                193,000
                                          -----------
                                              388,694
 --------------------------------------------------------
  Supermarkets - 1.1%
     300 Albertson's, Inc.                     15,468
   1,500 Food Lion, Inc.                       17,813
   1,600 Kroger Co.*                           44,700
   1,600 Safeway, Inc.*                        79,200
                                          -----------
                                              157,181
 --------------------------------------------------------
  Telecommunications - 0.9%
   1,800 AT&T Corp.                           100,463
     400 Nextlink Communications*              29,750
                                          -----------
                                              130,213
 --------------------------------------------------------
  Telecommunications Equipment - 7.1%
   6,800 Cisco Systems, Inc.*                 438,600
   1,600 General Instrument Corp.*             68,000
   4,400 Lucent Technologies, Inc.            296,725
     300 Telephone & Data Systems, Inc.        21,919
     750 Vodafone AirTouch PLC. ADR           147,750
                                          -----------
                                              972,994
 --------------------------------------------------------
  Tobacco - 1.3%
     600 Fortune Brands, Inc.                  24,825
   3,900 Philip Morris Companies, Inc.        156,731
                                          -----------
                                              181,556
 --------------------------------------------------------
  Utilities - 0.3%
     700 Emerson Electric Co.                  44,013
 --------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $10,998,178)                      $13,687,666

 ------------------------------------------------------------------------------

    Principal             Interest                    Maturity
      Amount                Rate                        Date                         Value
  U.S. Treasury Obligations - 0.5%
  U.S. Treasury Bills
  $30,000                   4.73%(a)                    12/09/99               $    29,361
   40,000                   4.87%(a)                    12/09/99                    39,149
 ------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $68,497)                                                               $    68,510
 ------------------------------------------------------------------------------------------
  Repurchase Agreement - 7.3%
  Joint Repurchase Agreement Account II(b)
  $1,000,000                    5.13%                   07/01/99               $ 1,000,000
 ------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $1,000,000)                                                            $ 1,000,000
 ------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $12,066,675)(c)                                                        $14,756,176
 ------------------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which value
  exceeds cost                                                                 $ 2,825,662
  Gross unrealized loss for investments in which cost
  exceeds value                                                                   (136,161)
 ------------------------------------------------------------------------------------------
  Net unrealized gain                                                          $ 2,689,501
 ------------------------------------------------------------------------------------------

 *  Non-income producing security.
 (a) The interest rate disclosed for this security represents effective yield to maturity.
 (b) The repurchase agreement is fully collateralized by Federal Agency obligations.
 (c) The amount stated also represents aggregate cost for federal income tax purposes.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 ------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP VALUE FUND Shareholder Letter
 Dear Shareholders,
 We are pleased to report on the performance of the Goldman Sachs Variable In-surance Trust CORE Large Cap Value Fund. This semiannual report covers the period from April 1, 1999, when the Fund began operations, through June 30, 1999.

                   Performance Review

                   From April 1, 1999 through June 30, 1999, the Fund gener-ated a 10.90% cumulative total return. This compares to an 11.27% cumulative total return of its benchmark, the Rus-sell 1000 Value Index.

                   The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed perfor-mance, with a reduced risk that returns will be very dif-ferent from those of a specific benchmark over time. Additionally, the diversification of our models typically adds value, because when one theme doesn't work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average.

                   During the reporting period, the market experienced dra-matic shifts in investor sentiment. In the first quarter of the year the stock market's rally was extremely narrow, limited mostly to a few very large growth companies and the technology sector. As the year progressed, investors ro-tated assets into value-oriented, smaller-cap and cyclical issues. The CORE process resulted in very strong returns during its first three months of operations. However, we prefer stocks with good momentum, and as the market shift occurred in the second quarter, those stocks with the poor-est momentum were the better performers, hurting overall returns.

                   Investment Objective

                   The Fund seeks long-term growth of capital and dividend in-come primarily through a broadly diversified portfolio of large-cap equity securities of U.S. issuers that are sell-ing at low to modest valuations relative to general market measures.

                   The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.'s Global Investment Research Department and consensus opinions, with quantitative analysis generated by the Asset Management Division's proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyses the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. The portfolio construction process evaluates stocks based on their overall expected return and their contribution to portfolio risk. The final portfolio is the one that we be-lieve has the highest potential return for the targeted amount of risk.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP VALUE FUND
Shareholder Letter (continued)

                   Portfolio Composition

                   Top 10 Portfolio Holdings as of June 30, 1999*

                                                                 Percentage of
              Company                 Line of Business            Net Assets
              -------                 ----------------           -------------
              Exxon Corp.             Integrated Oil                  4.4%
              IBM Corp.               Enterprise Systems              4.3
              AT&T Corp.              Telecommunications              3.8
              Bank of America Corp.   Banks                           3.3
              Citigroup Inc.          Banks                           3.0
              Mobil Corp.             Integrated Oil                  2.4
              Chevron Corp.           Integrated Oil                  2.3
              Chase Manhattan Corp.   Banks                           1.8
              Washington Post Co.     Publishing                      1.6
              Bell Atlantic Corp.     Local Exchange Companies        1.6

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                   Outlook

                   As always, the Fund remains fully invested in stocks. The Fund's sector weightings and distribution among size cate-gories are targeted to stay close to those of the Russell 1000 Value index, as do exposures to other risk factors (such as dividend yield). Based on long-term results, our quantitative process prefers low P/E and low price/book stocks with good momentum characteristics that exhibit sta-bility in stock price and earnings, and that are favored by research analysts. As such, we maintain an exposure to se-curities that display these factors.

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs Quantitative Equity Management Team

                   July 29, 1999

                GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP VALUE FUND Statement of Investments
June 30, 1999 (Unaudited)

  Shares Description                                  Value

  Common Stocks - 101.1%
  Aerospace/Defense - 1.0%
     600 General Motors Corp. Class H            $   33,750
 --------------------------------------------------------------
  Airlines - 0.9%
     300 Continental Airlines, Inc. Class B*         11,288
     300 UAL Corp.*                                  19,500
                                                 ----------
                                                     30,788
 --------------------------------------------------------------
  Auto Suppliers - 0.4%
     208 Delphi Automative Systems*                   3,867
     100 SPX Corp.                                    8,350
                                                 ----------
                                                     12,217
 --------------------------------------------------------------
  Auto/Vehicle - 1.9%
     400 Ford Motor Co.                              22,575
     300 General Motors Corp.                        19,800
     200 Hertz Corp.                                 12,400
     200 Navistar International Corp.*               10,000
                                                 ----------
                                                     64,775
 --------------------------------------------------------------
  Banks - 15.2%
   1,500 BankAmerica Corp.                          109,969
     100 Bank of New York, Inc.                       3,669
     100 Bank One Corp.                               5,959
     700 Chase Manhattan Corp.                       60,638
   2,100 Citigroup, Inc.                             99,750
     700 Comerica, Inc.                              41,606
     100 First Union Corp.                            4,700
   1,300 Firstar Corp.                               36,400
   1,000 Fleet Financial Group, Inc.                 44,375
     100 National City Corp.                          6,550
     600 Suntrust Banks, Inc.                        41,663
     500 Unionbancal Corp.*                          18,063
     800 Wells Fargo Co.                             34,200
                                                 ----------
                                                    507,542
 --------------------------------------------------------------
  Chemicals-Commodity - 3.6%
     500 Avery Dennison Corp.                        30,188
     400 Dow Chemicals Co.                           50,750
     400 Du Pont (E.I.) de Nemours & Co.             27,325
     300 Rohm & Haas Co.                             12,863
                                                 ----------
                                                    121,126
 --------------------------------------------------------------
  Computer Hardware - 0.2%
     100 Gateway, Inc.*                               5,900
 --------------------------------------------------------------
  Computer Services/Software - 0.5%
     300 Electronic Data Systems                     16,969
 --------------------------------------------------------------
  Consumer Products - 1.2%
     600 Eastman Kodak Co.                           40,650
 --------------------------------------------------------------
  Consumer Staples - 1.2%
     200 Clorox Co.                                  21,369
     200 Procter & Gamble Co.                        17,854
                                                 ----------
                                                     39,223
 --------------------------------------------------------------
  Department Stores - 0.2%
     100 Dayton Hudson Corp.                     $    6,500
 --------------------------------------------------------------
  Electronics & Other Electrical Equipment - 2.6%
     700 American Standard Co., Inc.*                33,600
     100 General Electric Co.                        11,134
     500 Johnson Controls, Inc.                      34,656
     100 Level 3 Communications*                      6,134
                                                 ----------
                                                     85,524
 --------------------------------------------------------------
  Enterprise Systems - 5.5%
     400 Hewlett-Packard Co.                         40,200
   1,100 International Business Machines, Inc.      142,175
                                                 ----------
                                                    182,375
 --------------------------------------------------------------
  Entertainment & Leisure - 2.1%
     700 Carnival Cruise Lines Corp.                 33,950
     800 Royal Caribbean Cruise Lines                35,000
                                                 ----------
                                                     68,950
 --------------------------------------------------------------
  Financial Services - 1.8%
     200 American Express Co.                        26,025
     100 Countrywide Credit, Inc.                     4,275
     200 Golden West Financial                       19,600
     400 Heller Financial, Inc.                      11,125
                                                 ----------
                                                     61,025
 --------------------------------------------------------------
  Food & Beverages - 2.9%
     500 General Mills, Inc.                         40,198
     700 IBP, Inc.                                   16,625
   1,800 Nabisco Group Holdings*                     35,213
     100 Nabisco Holdings Corp.                       4,325
                                                 ----------
                                                     96,361
 --------------------------------------------------------------
  Forest Products - 0.9%
     200 Georgia-Pacific Corp.                        9,475
     300 Weyerhaeuser Co.                            20,625
                                                 ----------
                                                     30,100
 --------------------------------------------------------------
  Health Suppliers/Services - 3.2%
     400 Bausch & Lomb, Inc.                         30,600
     500 Johnson & Johnson                           49,015
     400 Pacificare Health Systems*                  28,775
                                                 ----------
                                                    108,390
 --------------------------------------------------------------
  Healthcare Management - 0.6%
     200 United Healthcare Corp.                     12,525
     100 Wellpoint Health Networks, Inc.*             8,488
                                                 ----------
                                                     21,013
 --------------------------------------------------------------
  Home Builders - 0.1%
     100 Centex Corp.                                 3,756
 --------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP VALUE FUND
Statement of Investments (continued)
June 30, 1999 (Unaudited)

  Shares Description                                    Value

  Common Stocks - (continued)
  Household Durables - 0.7%
     200 Maytag Corp.                              $   13,938
     100 Mohawk Industries, Inc.*                       3,038
     100 Whirlpool Corp.                                7,400
                                                   ----------
                                                       24,376
 ----------------------------------------------------------------
  Industrial Machinery - 1.5%
     300 Ingersoll-Rand Co.                            19,388
     100 Nacco Industries, Inc.                         7,350
     400 Tecumseh Products Co.                         24,225
                                                   ----------
                                                       50,963
 ----------------------------------------------------------------
  Information Management - 0.2%
     100 Sabre Group Holdings, Inc.*                    6,875
 ----------------------------------------------------------------
  Insurance Brokers & Other Insurance - 1.2%
     200 AMBAC Financial Group, Inc.                   11,425
     400 Marsh & McLennan & Co.                        30,200
                                                   ----------
                                                       41,625
 ----------------------------------------------------------------
  Insurance-Life - 1.9%
     200 Cigna Corp.                                   17,800
     600 Hartford Life, Inc.                           31,575
     300 Nationwide Financial Services, Inc.           13,575
                                                   ----------
                                                       62,950
 ----------------------------------------------------------------
  Insurance-Property and Casualty - 5.1%
     500 Allstate Corp.                                17,938
     400 American International Group, Inc.            46,825
     700 Hartford Financial Services Group, Inc.       40,819
     500 Loews Corp.                                   39,563
     600 Travelers Property & Casualty Corp.           23,475
                                                   ----------
                                                      168,620
 ----------------------------------------------------------------
  Integrated Oil - 9.2%
     800 Chevron Corp.                                 76,150
   1,900 Exxon Corp.                                  146,538
     800 Mobil Corp.                                   79,200
     100 Royal Dutch Petroleum Co. ADR                  6,027
                                                   ----------
                                                      307,915
 ----------------------------------------------------------------
  Investment Brokers & Managers - 2.7%
     300 JP Morgan and Company, Inc.                   42,156
     200 Merrill Lynch & Company, Inc.                 15,988
     300 Morgan Stanley Dean Witter & Co.              30,750
                                                   ----------
                                                       88,894
 ----------------------------------------------------------------
  Local Exchange Companies - 5.2%
     700 Ameritech Corp.                               51,450
     800 Bell Atlantic Corp.                           52,300
   1,000 BellSouth Corp.                               46,875
     300 GTE Corp.                                     22,725
                                                   ----------
                                                      173,350
 ----------------------------------------------------------------
  Logistics/Rail - 1.1%
   1,200 Burlington Northern Santa Fe Corp.            37,200
 ----------------------------------------------------------------
  Media & Communications - 3.3%
     400 Infinity Broadcasting Corp.*              $   11,900
     100 Knight Ridder, Inc.                            5,494
     300 MediaOne Group, Inc.*                         22,313
     900 SBC Communications, Inc.                      52,200
     300 U.S. West, Inc.                               17,625
                                                   ----------
                                                      109,532
 ----------------------------------------------------------------
  Oil & Gas Services - 0.8%
     400 Schlumberger, Ltd.                            25,475
 ----------------------------------------------------------------
  Personal Computers and Peripherals - 1.0%
     500 Lexmark International Group, Inc.*            33,031
 ----------------------------------------------------------------
  Pharmaceuticals - 0.5%
     200 Long Drug Stores, Inc.                         6,912
     100 Pfizer, Inc.                                  10,977
                                                   ----------
                                                       17,889
 ----------------------------------------------------------------
  Publishing - 1.6%
     100 Washington Post Co.                           53,777
 ----------------------------------------------------------------
  Retail - 2.4%
     100 Circuit City Stores, Inc.                      9,300
     500 Home Depot, Inc.                              32,219
     100 Lowes Companies, Inc.                          5,669
     200 Tandy Corp.                                    9,775
     100 Tiffany & Co.                                  9,650
     300 Zale Corp.*                                   12,000
                                                   ----------
                                                       78,613
 ----------------------------------------------------------------
  Semiconductors - 0.7%
     300 Applied Materials, Inc.*                      22,162
 ----------------------------------------------------------------
  Specialty Finance & Agencies - 0.6%
     300 Federal National Mortgage Association         20,513
 ----------------------------------------------------------------
  Specialty Retail - 0.6%
     105 Intimate Brands, Inc.                          4,974
     500 Staples, Inc.*                                15,469
                                                   ----------
                                                       20,443
 ----------------------------------------------------------------
  Steel - 1.0%
   1,200 USX-US Steel Group                            32,400
 ----------------------------------------------------------------
  Supermarkets - 0.5%
     300 CVS Corp.                                     15,225
 ----------------------------------------------------------------
  Telecommunications - 4.7%
   2,250 AT&T Corp.                                   125,578
     300 MCI Worldcom, Inc.*                           25,819
     100 United States Cellular Corp.*                  5,350
                                                   ----------
                                                      156,747
 ----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP VALUE FUND

  Shares Description                           Value

  Common Stocks - (continued)
  Telecommunications Equipment - 2.0%
     300 Scientific-atlanta, Inc.         $   10,800
     500 Telephone & Data Systems, Inc.       36,531
     100 Vodafone Air Touch PLC. ADR          19,700
                                          ----------
                                              67,031
 --------------------------------------------------------
  Utilities - 6.6%
     100 Central & South West Corp.            2,338
     200 Consolidated Edison, Inc.             9,054
     100 Dominion Resources, Inc.              4,331
     600 Dte Energy Company                   24,000
     500 Duke Energy Co.                      27,198
     200 El Paso Energy Corp.                  7,038
     200 Emerson Electric Co.                 12,575
     900 Entergy Corp.                        28,125
     700 FPL Group, Inc.                      38,238
     200 Montana Power Co.                    14,106
     300 PECO Energy Co.                      12,563
   1,000 Placer Dome, Inc.                    11,813
     700 Texas Utilities Co.                  28,875
                                          ----------
                                             220,254
 --------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $3,079,287)                       $3,372,794
 --------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $3,079,287)(a)                    $3,372,794
 --------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments
  in which value exceeds cost             $  318,579
  Gross unrealized loss for investments
  in which cost exceeds value                (25,072)
 --------------------------------------------------------
  Net unrealized gain                     $  293,507
 --------------------------------------------------------

 * Non-income producing security.
 (a) The amount stated also represents aggregate cost for federal income tax purposes.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 ------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND
Shareholder Letter
 Dear Shareholders,
 We are pleased to report on the performance of the Goldman Sachs Variable In-surance Trust CORE Small Cap Equity Fund. This semiannual report covers the six-month period ended June 30, 1999.

                   Performance Review

                   For the six-month period ended June 30, 1999 the Fund gen-erated a 5.42% cumulative total return. Over the same time period, the Fund's benchmark, the Russell 2000 Index, gen-erated a cumulative total return of 9.28%.

                   The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed perfor-mance, with a reduced risk that returns will be very dif-ferent from those of a specific benchmark over time. However, much of the reporting period was characterized by a sharp increase in return dispersion (the difference be-tween the best- and worst-performing stocks), among the stocks in our universe. This often impaired the effective-ness of using a systematic approach to stock selection and portfolio construction.

                   In the first quarter of the year, the stock market's rally was extremely narrow, limited mostly to a few very large growth companies and the technology sector. During that pe-riod small- cap stocks fared poorly, and those that did well were companies with no earnings (such as Internet stocks). In contrast, the CORE process typically prefers stocks with earnings. Additionally, the four basic compo-nents that the CORE investment process emphasizes in stock selection did not consistently work well. For example, stocks with poor momentum often fared better than those with good momentum; low beta but volatile stocks did well, as did those that were not favored by research analysts.

                   However, with the economy rising at faster than anticipated rates, investors began focusing on cyclical sectors of the market that tend to be more value oriented. And after a prolonged period of sub-par results, smaller-cap stocks outperformed their larger-cap counterparts in the second quarter. During that period, our investment process per-formed more in line with historical results, and the Fund's 15.1% return was similar to that of its benchmark.

                   Investment Objective

                   The Fund seeks long-term capital growth, primarily through a broadly diversified portfolio of equity securities of U.S. issuers with risk characteristics similar to those of the Russell 2000 Index.

                   The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.'s Global Investment Research Department and consensus opinions, with quantitative analysis generated by the Asset Management Division's proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyses the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. The portfolio construc-

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND
                   tion process evaluates stocks based on their overall ex-pected return and their contribution to portfolio risk. The final portfolio is the one that we believe has the highest potential return for the targeted amount of risk.

                   Portfolio Composition

                   Top 10 Portfolio Holdings as of June 30, 1999*

                                                                                    Percentage of
              Company                           Line of Business                     Net Assets
              -------                           ----------------                    -------------
              Nacco Industries, Inc.            Industrial Machinery                     2.6%
              Dycom Industries, Inc.            Construction/Environmental Services      1.5
              Southwest Securities Group, Inc.  Financial Services                       1.4
              Dollar Thrifty Automotive Group,
               Inc.                             Auto Suppliers                           1.3
              Hollywood Entertainment Co.       Entertainment & Leisure                  1.1
              Springs Industries, Inc.          Textiles                                 1.0
              Jefferies Group, Inc.             Investment Brokers & Managers            0.9
              Pilgrim's Pride Corp.             Food & Beverages                         0.9
              Pulitzer, Inc.                    Media & Communications                   0.8
              Armco, Inc.                       Steel                                    0.8

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                   Outlook

                   As always, the Fund remains fully invested in stocks. The Fund's sector weightings and distribution among size cate-gories are targeted to stay close to those of the Russell 2000 index, as do exposures to other risk factors (such as dividend yield). Based on long-term results, our quantita-tive process prefers low P/E and low price/book stocks with good momentum characteristics that exhibit stability in stock price and earnings, and are favored by research ana-lysts.

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs Quantitative Equity Management Team

                   July 29, 1999

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND
Statement of Investments
June 30, 1999 (Unaudited)

  Shares Description                                   Value

  Common Stocks - 100.3%
  Advertising & Marketing - 0.1%
     300 Advo, Inc.*                              $    6,225
 ---------------------------------------------------------------
  Aerospace/Defense - 0.6%
     750 AAR Corp.                                    17,016
     500 Fairchild Corp.*                              6,375
     200 Gencorp, Inc.                                 5,050
     100 Precision Castparts Corp.(a)                  4,250
                                                  ----------
                                                      32,691
 ---------------------------------------------------------------
  Agriculture/Heavy Equipment - 0.2%
     200 Terex Corp.*                                  6,088
     200 Toro Co.                                      7,879
                                                  ----------
                                                      13,967
 ---------------------------------------------------------------
  Airfreight, Truck & Other - 1.3%
     200 Airborne Freight Corp.                        5,537
     300 Amtram, Inc.*                                 7,388
     200 Coach U.S.A., Inc.*                           8,387
     100 Eagle U.S.A. Airfreight, Inc.*                4,244
     200 Seacor Smit, Inc.*                           10,700
   2,900 Transmontaigne, Inc.*                        36,431
                                                  ----------
                                                      72,687
 ---------------------------------------------------------------
  Airlines - 0.9%
     500 Alaska Air Group, Inc.*                      20,875
     900 America West Holdings Corp. Class B*         16,987
     150 Atlas Air, Inc.*                              4,837
     400 Skywest, Inc.                                 9,975
                                                  ----------
                                                      52,674
 ---------------------------------------------------------------
  Auto Suppliers - 2.8%
     400 Arvin Industries, Inc.                       15,150
     300 Clarcor, Inc.                                 5,755
     200 CSK Auto Corp.*                               5,400
   3,200 Dollar Thrifty Automotive Group, Inc.*       74,400
     900 Group 1 Automotive*                          19,012
     300 Modine Manufacturing Co.                      9,769
     700 NL Industries, Inc.                           7,788
     500 Standard Products Co.                        12,813
     300 Superior Industries International             8,194
     300 Tower Automotive, Inc.*                       7,631
                                                  ----------
                                                     165,912
 ---------------------------------------------------------------
  Auto/Vehicle - 0.6%
   1,000 Avis Rent A Car, Inc.*                       29,124
     204 Dura Automotive Systems, Inc.*                6,783
                                                  ----------
                                                      35,907
 ---------------------------------------------------------------
  Banks - 6.5%
     300 Bancorp South, Inc.                           5,437
     300 Bancwest Corp.                               11,137
     400 Bank United Corp.                            16,083
     420 Commerce Bancorp, Inc.                       17,955
     220 CVB Financial Corp.                           5,720
     300 Downey Financial Corp.                        6,580
     200 First Citizens Bankshares                    16,154
   1,000 First Commonwealth Financial Corp.           23,875
     400 First Republic Bank Corp.*                   11,575
     300 First Western Bancorp, Inc.                  10,056
     200 Greater Bay Bancorp                           6,650
     300 Hudson United Bancorp*                        9,187
     324 Imperial Bancorp*                             6,419
     600 Independence Community BA*                    8,100
     206 Mid America Bancorp                           5,073
   1,000 Ocean Financial Corp.                        18,145
     400 One Valley Bancorp, Inc.                     15,000
     200 Pacific Capital Bancorp                       6,300
     700 Republic Banking Corp.                       13,489
     700 Republic Security Financial                   5,863
   1,200 Richmond County Financial                    23,124
     300 Riggs National Corp.                          6,169
     600 Sky Financial Group, Inc.                    16,350
   1,000 Southwest Bancorp of Texas, Inc.*            18,000
     400 Staten Island Bancorp, Inc.                   7,200
     400 Triangle Bancorp, Inc.                        6,775
     215 Trustco Bank Corp.                            5,778
     300 Ucar International, Inc.*                     7,581
     500 United Bankshares, Inc.                      13,250
     500 UST Corp.                                    15,125
     200 Westamerica Bancorp                           7,300
     600 Western Bancorp                              26,100
     200 Whitney Holding Corp.                         7,950
                                                  ----------
                                                     379,500
 ---------------------------------------------------------------
  Basic Industries - 0.1%
     300 Ryerson Tull, Inc.*                           6,769
 ---------------------------------------------------------------
  Basic Materials and Natural Resources - 0.7%
   2,500 Cyprus Amax Minerals Co.                     38,019
 ---------------------------------------------------------------
  Business Services - 2.8%
     100 Abacus Direct Corp.*                          9,150
     200 ABM Industries, Inc.                          6,138
     700 Interim Services, Inc.*                      14,437
   1,500 Landauer, Inc.                               44,250
     300 Medquist, Inc.*                              13,125
     400 Metzler Group, Inc.*                         11,050
     800 Paymentech, Inc.*                            20,316
     300 Rent-A-Center, Inc.*                          7,206
     500 URS Corporation*                             14,656
     800 Wallace Computer Services, Inc.              20,000
                                                  ----------
                                                     160,328
 ---------------------------------------------------------------
  Chemical Products - 1.1%
     500 Cambrex Corp.                                13,125
     700 Dexter Corp.                                 28,569
     300 WD 40 Co.                                     7,500
     900 Wellman, Inc.                                14,344
                                                  ----------
                                                      63,538
 ---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

  Shares Description                               Value

  Common Stocks - (continued)
  Chemicals-Specialty - 1.1%
     600 H.B. Fuller Co.                      $   41,037
     700 Spartech Corp.                           22,152
                                              ----------
                                                  63,189
 -----------------------------------------------------------
  Commercial Products - 0.1%
     200 VWR Scientific Products Corp.*(a)         7,338
 -----------------------------------------------------------
  Commercial Services - 2.1%
     300 Aaron Rents, Inc.                         6,681
     100 Black Box Corp.*                          5,015
     800 Bowne & Co., Inc.                        10,400
   2,000 Century Business Services, Inc.*         29,000
     400 Dendrite International, Inc.*            14,450
     100 Factset Research Systems*                 5,662
     500 Metamor Worldwide, Inc.*                 12,031
     200 Standard Register Co.                     6,150
     800 Wackenhut Corp.                          23,800
     400 World Color Press Co.*                   11,000
                                              ----------
                                                 124,189
 -----------------------------------------------------------
  Communications & Media Service - 0.5%
     400 C F W Communications Co.                  9,700
     500 Foster Wheeler Corp.                      7,062
     400 Kaman Corp.                               6,275
     200 Regal Beloit Corp.                        4,725
     100 Transaction Network Services*             2,925
                                              ----------
                                                  30,687
 -----------------------------------------------------------
  Computer Services/Software - 6.3%
   1,200 Acclaim Entertainment, Inc.*              7,650
     200 Advent Software, Inc.*                   13,404
     400 American Management Systems, Inc.*       12,824
     300 Apex PC Solutions, Inc.*                  6,150
     500 Avant Corp.*                              6,312
     400 AVT Corp.*                               15,150
     300 Broadvision, Inc.*                       22,125
     800 CACI International, Inc.*                18,016
     300 Clarify, Inc.*                           12,375
     300 Genesys Telecommunication*                7,506
     900 Harbinger Corp.*                         11,250
     400 IMR Global Corp.*                         7,708
     800 Informix Corp.*                           6,825
     300 ISS Group, Inc.*                         11,331
     100 Jack Henry & Assoc., Inc.                 3,925
   3,200 Mentor Graphics Corp.*                   41,000
     400 Mercury Interactive Corp.*               14,150
     800 Peregrine Systems, Inc.*                 20,550
     700 Progress Software*                       19,775
     200 Proxim, Inc.*                            11,604
     500 Remedy Corp.*                            13,438
     200 Sanchez Computer Associates*              6,929
     700 Sandisk Corp.*                           31,500
   1,200 Sybase, Inc.*                            13,224
     200 Transaction Systems Architects*           7,800
     200 TSI International Software, Ltd.*         5,679
     200 Visio Corp.*                              7,617
     300 Visual Networks, Inc.*                    9,600
     300 Wind River Systems, Inc.*                 4,819
                                              ----------
                                                 370,236
 -----------------------------------------------------------
  Construction/Environmental Services - 3.6%
   1,900 ACX Technologies, Inc.*                  30,875
     300 Butler Manufacturing Co.                  8,381
     300 Coachmen Industries, Inc.                 6,975
     300 Comfort Systems U.S.A.*                   5,400
   1,600 Dycom Industries, Inc.*                  89,600
     100 Elcor Corp.                               4,369
     200 Florida Rock Industrial, Inc.             9,100
     300 Granite Construction, Inc.                8,794
     200 Lone Star Industries, Inc.                7,513
   1,000 M.D.C. Holdings, Inc.                    21,520
     300 NCI Building Systems, Inc.*               6,413
     900 Standard Pacific Corp.                   11,644
                                              ----------
                                                 210,584
 -----------------------------------------------------------
  Consumer Products - 1.0%
   3,900 Herbalife International, Inc.            42,656
     600 Jo-Ann Stores, Inc.*                      9,000
     400 Playtex Products, Inc.*                   6,225
                                              ----------
                                                  57,881
 -----------------------------------------------------------
  Consumer Staples - 0.3%
     400 Church & Dwight, Inc.                    17,400
 -----------------------------------------------------------
  Department Stores - 0.7%
   1,100 Shopko Stores, Inc.*                     39,875
 -----------------------------------------------------------
  Diversified Industrial Manufacturing - 0.6%
     600 Sauer, Inc.                               6,462
   1,500 Timken Co.                               29,280
                                              ----------
                                                  35,742
 -----------------------------------------------------------
  Electronics & Other Electrical Equipment - 2.7%
     300 Baldor Electric Co.                       5,962
     200 Belden, Inc.                              4,792
     700 BMC Industries, Inc.                      7,219
     600 C-cube Microsystems, Inc.*               19,025
     600 Federal Signal Corp.                     12,712
     400 Group Maintenance America*                5,175
     200 Hughes Supply, Inc.                       5,938
     600 Hutchinson Technologies*                 16,650
     200 Micro Systems, Inc.*                      6,800
     300 Park Electrochemical Corp.                8,625
     400 Silicon Valley Group, Inc.*               6,725
     200 Technitrol, Inc.                          6,454
     300 Unitrode Corp.*                           8,606
   1,800 Vicor Corp.*                             38,138
     300 Watsco, Inc.                              4,913
                                              ----------
                                                 157,734
 -----------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND
Statement of Investments (continued)
June 30, 1999 (Unaudited)

  Shares Description                                   Value

  Common Stocks - (continued)
  Energy Refining & Marketing - 0.4%
     600 Berry Petroleum Co.                      $    8,362
   1,000 Octel Corp.*                                 12,500
                                                  ----------
                                                      20,862
 ---------------------------------------------------------------
  Engineering - 0.1%
     200 Jacobs Engineering Group, Inc.*               7,600
 ---------------------------------------------------------------
  Entertainment & Leisure - 2.1%
     600 Action Performance Co., Inc.*                19,800
   1,100 Callaway Golf                                16,110
   3,400 Hollywood Entertainment Co.*                 66,512
   1,400 Sunterra Corp.*                              19,513
                                                  ----------
                                                     121,935
 ---------------------------------------------------------------
  Financial Services - 3.3%
     300 Advanta Corp.                                 5,372
     500 Americredit Corp.*                            8,000
     200 Brown & Brown, Inc.*                          7,600
     300 Chittenden Corp.                              9,375
   1,100 Credit Acceptance Corp.*                      6,600
     300 Everen Capital Corp.                          8,944
     300 F & M National Corp.                          9,956
     200 Fair Isaac & Co., Inc.                        7,013
     300 JSB Financial, Inc.                          15,262
     315 NBT Bancorp, Inc.                             6,458
     300 NCO Group, Inc.*                             11,406
     200 Reliance Bancorp, Inc.                        5,525
   1,100 Southwest Securities Group, Inc.             78,925
     100 White Mountain Insurance*                    14,100
                                                  ----------
                                                     194,536
 ---------------------------------------------------------------
  Food & Beverages - 2.5%
     400 Agribrands International*                    15,825
     200 C.P.I. Corp.                                  6,600
     400 Corn Products International                  12,174
     400 International Multifoods Corp.                9,025
     400 Michael Foods, Inc.                           9,400
   1,700 Pilgrim's Pride Corp.                        51,000
     300 Ralcorp Holdings, Inc.*                       4,819
     900 Smithfield Foods, Inc.*                      30,112
     300 Universal Foods Corp.                         6,338
                                                  ----------
                                                     145,293
 ---------------------------------------------------------------
  Forest Products - 0.5%
     300 Kimball International, Inc. Class B           5,063
     700 Schweitzer-Mauduit International, Inc.       10,500
     500 United Stationers, Inc.*                     11,000
                                                  ----------
                                                      26,563
 ---------------------------------------------------------------
  Gaming - 0.6%
   2,700 Boyd Gaming Corp.*                           18,900
     600 Dover Downs Entertainment, Inc.              10,612
     300 Station Casinos, Inc.*                        6,119
                                                  ----------
                                                      35,631
 ---------------------------------------------------------------
  Health & Medical Services - 3.0%
   1,200 Ameripath, Inc.*                             10,350
     600 Amerisource Health Corp.*                    15,300
     100 Barr Labs, Inc.*                              3,987
     600 Chemed Corp.                                 19,950
     400 Covance, Inc.*                                9,575
     200 Diagnostic Products Corp.                     5,525
     200 Gilead Sciences, Inc.*                       10,450
     300 Idexx Laboratories, Inc.*                     6,993
     400 Jones Pharmaceutical, Inc.                   15,749
     200 Maxxim Medical, Inc.*                         4,663
     250 Medicis Pharmaceutical Co.*                   6,344
   1,200 Millennium Pharmaceutical*                   43,200
     300 Renal Care Group, Inc.*                       7,763
     300 Roberts Pharmaceutical Co.*                   7,275
     200 Vertex Pharmaceuticals, Inc.*                 4,825
     400 Veterinary Centers America, Inc.*             5,425
                                                  ----------
                                                     177,374
 ---------------------------------------------------------------
  Health Suppliers/Services - 2.4%
     300 Haemonetics Corp.*                            6,018
     400 Imation Corporation*                          9,925
     200 Mettler-Toldeo, Inc.*                         4,963
     500 Owens & Minor, Inc.                           5,500
   1,086 Priority Healthcare Corp. Class B*           37,467
   1,100 Quest Diagnostics, Inc.*                     30,113
     300 ResMed, Inc.*                                 9,956
     800 Sola International, Inc.*                    15,566
     300 Summit Technology, Inc.*                      6,606
     400 Thermo Bioanalysis*                           6,950
     150 Xomed Surgical Products, Inc.*                7,303
                                                  ----------
                                                     140,367
 ---------------------------------------------------------------
  Healthcare Management - 0.4%
     200 Maximus, Inc.*                                5,750
     600 OEC Medical Systems, Inc.*                   14,700
     400 Sierra Health Services, Inc.*                 5,775
                                                  ----------
                                                      26,225
 ---------------------------------------------------------------
  Home Builders - 1.6%
     400 Champion Enterprises, Inc.*                   7,450
     600 Kaufman & Broad Home Co.                     14,925
     600 Lennar Corp.                                 14,400
     400 NVR, Inc.*                                   20,875
     800 Pulte Corp.                                  18,450
     300 Ryland Group, Inc.                            8,906
     200 U S Home Corp.*                               7,100
                                                  ----------
                                                      92,106
 ---------------------------------------------------------------
  Household Durables - 0.6%
   4,200 Fedders Corp.                                28,087
     300 La-Z-Boy, Inc.                                6,900
                                                  ----------
                                                      34,987
 ---------------------------------------------------------------
  Industrial Machinery - 3.3%
     600 Applied Power, Inc.                          16,387
     200 Detroit Diesel Corp.*                         4,925

The accompanying notes are an integral part of these financial statements.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

  Shares Description                                     Value

  Common Stocks - (continued)
  Industrial Machinery - (continued)
     300 Helix Technology Corp.                       $    7,181
     200 Idex Corp.                                        6,574
   2,100 Nacco Industries, Inc.                          154,350
                                                      ----------
                                                         189,417
 -------------------------------------------------------------------
  Information Management - 1.5%
     700 Concentric Network Corp.*                        27,839
   1,300 Infousa, Inc. Class B*                           11,050
     300 Mastech Corp.*                                    5,588
     700 National Computer Systems, Inc.                  23,625
     200 Profit Recovery Group International, Inc.*        9,467
     300 Sykes Enterprises, Inc.*                         10,019
                                                      ----------
                                                          87,588
 -------------------------------------------------------------------
  Insurance Brokers & Other Insurance - 2.5%
     500 Arthur J. Gallagher & Co.                        24,750
   1,000 Capital Re Corp.                                 16,063
     400 E. W. Blanch Holding, Inc.                       27,275
     340 Fidelity National Financial, Inc.                 7,140
     600 First American Financial Corp.                   10,725
     400 Hambrecht & Quist Group*                         14,858
   1,000 Hilb Rogal Hamilton                              22,375
     400 Policy Management*                               12,008
     400 SCPIE Holdings, Inc.                             13,050
                                                      ----------
                                                         148,244
 -------------------------------------------------------------------
  Insurance-Life - 0.7%
     200 American Heritage Life Investments                4,900
     532 Delphi Financial Group, Inc.*                    19,085
   1,000 FBL Financial Group, Inc.                        19,500
                                                      ----------
                                                          43,485
 -------------------------------------------------------------------
  Insurance-Property and Casualty - 1.7%
     900 Argonaut Group, Inc.                             21,600
     300 Commerce Group, Inc. (Mass)                       7,312
     200 Landamerica Financial Group                       5,750
   1,000 PMA Capital Corp.                                20,563
   1,500 Stewart Information Services Corp.               31,688
     400 Zenith National Insurance Corp.                   9,850
                                                      ----------
                                                          96,763
 -------------------------------------------------------------------
  Investment Brokers & Managers - 1.3%
   1,700 Jeffries Group, Inc.                             51,034
     600 John Nuveen Co.                                  25,612
                                                      ----------
                                                          76,646
 -------------------------------------------------------------------
  Machinery - 1.2%
     700 Columbus Mckinnon Corp.                          16,800
     800 Commercial Intertech Corp.                       12,750
     300 Flowserve Corp.                                   5,680
     700 Kennametal, Inc.                                 21,714
     600 Thomas Industries, Inc.                          12,300
                                                      ----------
                                                          69,244
 -------------------------------------------------------------------
  Media & Communications - 2.0%
   1,700 Ascent Entertainment Group*                      24,012
     500 Big Flower Press Holdings, Inc.*                 15,937
     300 Gray Communications System I                      6,000
     300 Journal Register Co.*                             6,756
     200 Metris Companies, Inc.*                           8,150
     100 Micromuse, Inc.*                                  4,988
   1,000 Pulitzer, Inc.                                   48,583
                                                      ----------
                                                         114,426
 -------------------------------------------------------------------
  Mining - 0.2%
     400 Southern Peru Copper Corp.                        5,775
     150 Stillwater Mining Co.*                            4,903
                                                      ----------
                                                          10,678
 -------------------------------------------------------------------
  Office & Business Equipment - 0.3%
     300 Gerber Scientific, Inc.                           6,619
     400 Xircom, Inc.*                                    12,025
                                                      ----------
                                                          18,644
 -------------------------------------------------------------------
  Oil & Gas Services - 1.8%
     200 Barrett Resources Corp.*                          7,675
     400 Cross Timbers Oil Co.                             5,950
     200 Hanover Compressor*                               6,425
     900 Helmerich & Payne, Inc.                          21,431
     500 HS Resources, Inc.*                               7,375
     900 Marine Drilling Co., Inc.*                       12,337
     700 Mitchell Energy & Development*                   13,533
   1,100 Pool Energy Services Co.*                        22,344
     600 Seitel, Inc.*                                     9,713
                                                      ----------
                                                         106,783
 -------------------------------------------------------------------
  Paper & Forest Products - 0.3%
     400 Glatfelter PH Co.                                 5,849
     300 Longview Fibre Co.                                4,688
     100 Potlatch Corp.                                    4,394
                                                      ----------
                                                          14,931
 -------------------------------------------------------------------
  Personal Computers and Peripherals - 1.4%
     600 Banctec, Inc.*                                   10,762
     700 Bell & Howell Company*                           26,469
   1,300 CHS Electronics, Inc.*                            5,688
     500 Computer Network Technology*                     10,823
     500 Inacom Corp.*                                     6,313
     100 Medical Manager, Inc.*                            4,427
     500 MTI Technology Corp.*                             6,541
     100 SCM Microsystems, Inc.*                           4,638
     300 Security Dynamics Technology*                     6,381
                                                      ----------
                                                          82,042
 -------------------------------------------------------------------
  Pharmaceuticals - 2.0%
     900 Alpharma, Inc.                                   32,006
   1,533 Bindley Western Industries, Inc.                 35,362
     400 Chirex, Inc.*                                    12,858
     200 Duane Reade, Inc.*                                6,125

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND
Statement of Investments (continued)
June 30, 1999 (Unaudited)

  Shares Description                                     Value

  Common Stocks - (continued)
  Pharmaceuticals - (continued)
     300 Idec Pharmaceuticals Corp.*                $   23,118
     200 Syncor International Corp.*                     7,204
                                                    ----------
                                                       116,673
 -----------------------------------------------------------------
  Pipelines - 1.0%
   1,200 Aquarion Co.                                   41,700
     500 Oneok, Inc.                                    15,875
                                                    ----------
                                                        57,575
 -----------------------------------------------------------------
  Real Estate - 0.8%
     400 Ingles Markets, Inc.                            6,100
   2,600 Security Capital Group, Inc. Class B*          37,863
                                                    ----------
                                                        43,963
 -----------------------------------------------------------------
  Recreational Products - 0.3%
     800 Russ Berrie and Company, Inc.                  19,800
 -----------------------------------------------------------------
  Restaurants & Hotels - 2.0%
   2,000 Aztar Corp.*                                   18,375
     800 Buffets, Inc.*                                  9,200
     200 CEC Entertainment, Inc.*                        8,450
     500 Crestline Capital Corp.*                        8,416
     600 Lubys Cafeterias, Inc.                          9,000
     700 Rare Hospitality International, Inc.*          17,864
     800 Ruby Tuesday, Inc.                             15,200
     850 Sonic Corp.*                                   27,731
                                                    ----------
                                                       114,236
 -----------------------------------------------------------------
  Retail - 2.3%
     125 99 Cents Only Stores*                           6,242
     300 Ames Deparment Stores, Inc.*                   13,687
   1,300 Genesco, Inc.*                                 18,931
     500 Haverty Furniture Cos., Inc.                   17,625
     800 Heilig Meyers Co.                               5,450
     500 Michaels Stores, Inc.*                         15,313
     300 Micro Warehouse, Inc.*                          5,363
     600 Musicland Stores Corp.*                         5,325
     600 Petsmart, Inc.*                                 6,150
   1,250 Pier 1 Imports, Inc.                           14,063
     400 The Buckle, Inc.*                              11,500
     500 Transworld Entertainment Corp.*                 5,625
     500 Unifirst Corp.                                  9,188
                                                    ----------
                                                       134,462
 -----------------------------------------------------------------
  Semiconductors - 5.9%
   1,000 3Dfx Interactive, Inc.*                        15,645
   1,700 Aavid Thermal Technologies*                    38,463
     200 Alpha Industries, Inc.*                         9,529
     200 Anadigics, Inc.*                                7,404
     300 Artesyn Technologies, Inc.*                     6,662
     200 Benchmark Electronics, Inc.*                    7,187
     100 Cree Research, Inc.*                            7,696
     500 CTS Corp.                                      35,000
 -----------------------------------------------------------------
     600 Cypress Semiconductor Corp.*               $    9,900
     200 Dallas Semiconductor Corp.                     10,100
     400 Esterline Technologies Corp.*                   5,750
     200 Hadco Corp.*                                    7,954
     300 Kemet Corp.*                                    6,887
   1,300 Kent Electronics Corp.*                        25,782
     700 Lam Research Corp.*                            32,681
     200 Lattice Semiconductor Corp.*                   12,454
     400 Methode Electronics, Inc.                       9,150
     100 Micrel, Inc.*                                   7,400
     200 Oak Industries, Inc.*                           8,738
     100 Optical Coating Lab, Inc.*                      8,365
     300 Smart Modular Technologies*                     5,213
     700 The DII Group, Inc.*                           26,133
     700 Thermo Optek Corp.*                             7,277
     400 Transwitch Corp.*                              18,958
     600 Varian Medical Systems                         15,162
                                                    ----------
                                                       345,490
 -----------------------------------------------------------------
  Specialty Finance & Agencies - 0.2%
   1,300 Resource Bancshares Mortgage Group, Inc.       13,325
 -----------------------------------------------------------------
  Specialty Retail - 1.7%
     200 AnnTaylor Stores Corp.*                         9,000
     900 Handleman Co.*                                 10,631
     300 Insight Enterprises, Inc.*                      7,425
     400 Lands' End, Inc.*                              19,408
     900 Officemax, Inc.*                               10,818
     375 Pacific Sunwear of California, Inc.*            9,141
   1,000 Pep Boys Manny-Moe & Jack                      21,645
     300 Talbots, Inc.                                  11,438
                                                    ----------
                                                        99,506
 -----------------------------------------------------------------
  Steel - 2.0%
     400 A. M. Castle & Co.                              6,800
   7,200 Armco, Inc.*                                   47,700
   1,500 Bethlehem Steel Corp.*                         11,531
     900 LTV Corp.                                       6,019
   3,100 National Steel Corp. Class B                   25,963
     400 Quanex Corp.                                   11,400
     200 Reliance Steel & Aluminum Corp.                 7,800
                                                    ----------
                                                       117,213
 -----------------------------------------------------------------
  Supermarkets - 0.2%
   1,100 Fleming Companies, Inc.                        12,787
 -----------------------------------------------------------------
  Telecommunications - 0.7%
     400 ITC Deltacom, Inc.*                            11,200
     200 IXC Communications, Inc.*                       7,863
   1,900 Paging Network, Inc.*                           9,144
     500 U.S. LEC Corp.*                                11,250
                                                    ----------
                                                        39,457
 -----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

  Shares Description                                 Value

  Common Stocks - (continued)
  Telecommunications Equipment - 1.0%
     200 Concord Communications, Inc.*          $    9,000
     300 Polycom, Inc.*                             11,700
     700 Sawtek, Inc.*                              32,113
     300 Skytel Communications, Inc.*                6,281
                                                ----------
                                                    59,094
 -------------------------------------------------------------
  Textiles - 1.9%
     300 Brown Shoe Co.*                             6,525
     200 Footstar, Inc.*                             7,438
     300 Kellwood Co.                                8,138
     200 Oxford Industries, Inc.                     5,663
     600 Phillips-Van Heusen Corporation             5,925
     300 Quiksilver, Inc.*                           7,819
   1,400 Springs Industries, Inc.                   61,075
     100 Timberland Co.*                             6,806
                                                ----------
                                                   109,389
 -------------------------------------------------------------
  Tires & Rubber - 0.4%
     500 Bandag, Inc.                               17,344
     300 Mark IV Industries, Inc.                    6,338
                                                ----------
                                                    23,682
 -------------------------------------------------------------
  Tobacco - 0.1%
     300 Universal Corp.                             8,531
 -------------------------------------------------------------
  Transportation/Storage - 0.6%
     300 Alexander & Baldwin, Inc.                   6,675
     500 Midwest Express Holdings*                  17,000
     400 Overseas Shipholding Group                  5,150
     100 Xtra Corp.                                  4,594
                                                ----------
                                                    33,419
 -------------------------------------------------------------
  Trucking - 0.9%
   1,400 Consolidated Freightways Corp.*            17,981
   1,400 Rollins Truck Leasing Corp.                15,575
   1,000 Yellow Corp.*                              17,750
                                                ----------
                                                    51,306
 -------------------------------------------------------------
  Utilities - 3.9%
     300 AGL Resources, Inc.                         5,530
     500 Avista Corp.                                8,125
     200 Black Hills Corp.                           4,624
     600 California Water Services Group            15,675
     100 Cilcorp, Inc.                               6,250
     500 Eastern Utilities Assoc.                   14,562
     200 Empire District Electric Co.                5,213
     200 Equitable Resources, Inc.                   7,550
     400 Hawaiian Electric Industries, Inc.         14,200
     200 Idacorp, Inc.                               6,300
     400 Integrated Electrical Services*             6,450
     200 Laclede Gas Co.(a)                          4,650
     300 Nevada Power Co.                            7,500
   1,400 Northwestern Corp.                         33,863
   1,200 Public Service Company of New Mexico       23,850
     500 Rochester Gas & Electric                   13,281
     200 South Jersey Industries                     5,663
     500 Southwestern Energy Co.                     5,281
     400 TNP Enterprises, Inc.                      14,500
     400 UGI Corp.                                   8,075
     100 United Illuminating Co.                     4,244
     200 United Water Resource, Inc.                 4,538
     200 WPS Resources Corp.                         6,000
                                                ----------
                                                   225,924
 -------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $5,508,383)                             $5,851,274
 -------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $5,508,383)(b)                          $5,851,274
 -------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for
  investments in which value exceeds
  cost                                      $  658,182
  Gross unrealized loss for
  investments in which cost exceeds
  value                                       (316,953)
 -------------------------------------------------------------
  Net unrealized gain                       $  341,229
 -------------------------------------------------------------

 *  Non-income producing security.
 (a)  There are common stock rights attached to these securities.
 (b)  The aggregate cost for federal income tax purposes is $5,510,045.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Shareholder Letter
 Dear Shareholders,
 We are pleased to report on the performance of the Goldman Sachs Variable In-surance Trust Capital Growth Fund. This semiannual report covers the six-month period ended June 30, 1999.

                   Performance Review

                   For the six-month period ended June 30, 1999 the Fund gen-erated a 13.00% cumulative total return, outperforming the 12.38% cumulative total return of its benchmark, the Stan-dard & Poor's 500 Index (with dividends reinvested).

                   The Fund's outperformance was noteworthy, as it occurred during a period when investors rotated out of larger-cap growth stocks in favor of smaller-cap issues. The Fund's selective positions in the technology sector aided perfor-mance. Overall, the Fund was able to capture solid gains in the sector, while avoiding some of the volatility that oc-curred during the period.

                   Investment Objective

                   The Fund seeks long-term capital growth, primarily through investments in a diversified portfolio of companies strate-gically poised for long-term growth.

                   Sector Performance

                   As bottom-up stock pickers, we focus on the real worth of the business, and to the extent that we find several busi-nesses in related industries that we believe have long-term growth potential, the Fund may develop an overweight in a given sector. One such example is the Fund's position in the pharmaceutical sector, which we find fundamentally at-tractive. All of the companies owned in this sector fit the team's strategy, due to their strong business franchises, dominant market positions and growth potential.

                      GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

                   Portfolio Composition

                   Top 10 Portfolio Holdings as of June 30, 1999*

                                                                      Percentage of
              Company        Line of Business                          Net Assets
              -------        ----------------                         -------------
              Microsoft
               Corp.         Computer Services/Software                    4.2%
              AT&T Liberty
               Media Corp.   Media & Communications                        3.2
              Time Warner,
               Inc.          Media & Communications                        2.8
              AES Corp.      Energy Refining & Marketing                   2.7
              General
               Electric Co.  Electronics & Other Electrical Equipment      2.6
              Bristol-Myers
               Squibb Co.    Pharmaceuticals                               2.4
              Pfizer, Inc.   Pharmaceuticals                               2.1
              Wal-Mart
               Stores, Inc.  Specialty Retail                              2.0
              International
               Business
               Machines,
               Inc.          Enterprise Systems                            2.0
              Qualcomm,
               Inc.          Media & Communications                        2.0

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                   Outlook

                   While we neither make nor rely on economic forecasts to make investment decisions, we are generally bullish on the U.S. economy. Over the last decade, global communication has increased, resulting from significant technological ad-vances as well as a generally peaceful world political en-vironment. We believe that this trend, combined with favorable demographic trends, will benefit U.S. companies over the long term. More fundamentally, though, the team continues to focus on the core business characteristics which provide a foundation for long-term growth, such as strength of franchise, quality of management, and free cash flow, along with favorable demographic trends. We believe that the enduring competitive advantage of the companies we own--based on the criteria mentioned above--will withstand even an uncertain market environment.

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs Growth Equity Management Team

                   July 29, 1999

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Statement of Investments
June 30, 1999 (Unaudited)

  Shares   Description                                   Value
  Common Stocks - 98.5%
  Advertising & Marketing - 1.4%
     2,400 Valassis Communications, Inc.*           $   87,900
 -----------------------------------------------------------------
  Banks - 6.3%
       900 BankAmerica Corp.                            65,981
     1,600 Bank One Corp.                               95,300
     1,725 Citigroup, Inc.                              81,937
     1,500 State Street Boston Corp.                   128,063
       800 Wells Fargo Co.                              34,200
                                                    ----------
                                                       405,481
 -----------------------------------------------------------------
  Chemicals-Commodity - 0.7%
       700 Du Pont (E.I.) de Nemours & Co.              47,819
 -----------------------------------------------------------------
  Chemicals-Specialty - 0.6%
       300 Air Products & Chemicals, Inc.               12,075
       300 Minnesota Mining and Manufacturing Co.       26,081
                                                    ----------
                                                        38,156
 -----------------------------------------------------------------
  Commercial Services - 1.3%
     1,000 Ecolab, Inc.                                 43,625
       800 Galileo International, Inc.                  42,750
                                                    ----------
                                                        86,375
 -----------------------------------------------------------------
  Computer Services/Software - 7.4%
       700 Automatic Data Processing, Inc.              30,800
       400 Checkfree Holdings Corp.*                    11,025
     2,200 First Data Corp.                            107,662
     3,000 Microsoft Corp.*                            270,563
     1,000 Sterling Commerce, Inc.*                     36,500
       200 Verisign, Inc.*                              17,250
                                                    ----------
                                                       473,800
 -----------------------------------------------------------------
  Construction/Environmental Services - 1.4%
     1,700 Waste Management, Inc.                       91,375
 -----------------------------------------------------------------
  Consumer Staples - 4.8%
     1,700 Avon Products, Inc.                          94,350
       400 Clorox Co.                                   42,725
     1,100 Colgate Palmolive Co.                       108,625
       700 Procter & Gamble Co.                         62,475
                                                    ----------
                                                       308,175
 -----------------------------------------------------------------
  Electronics & Other Electrical Equipment - 2.6%
     1,500 General Electric Co.                        169,500
 -----------------------------------------------------------------
  Energy Refining & Marketing - 2.7%
     3,000 AES Corp.*                                  174,375
 -----------------------------------------------------------------
  Enterprise Systems - 3.7%
       400 EMC Corp.*                                   22,000
     1,000 International Business Machines, Inc.       129,250
     1,200 Sun Microsystems, Inc.*                      82,650
                                                    ----------
                                                       233,900
 -----------------------------------------------------------------
  Food & Beverages - 5.2%
    1,400 Coca Cola Co.                                 87,500
    1,200 Nabisco Holdings Corp.                        51,900
    1,800 Pepsico, Inc.                                 69,638
    2,500 Ralston Purina Co.                            76,094
      500 William Wrigley Jr. Co.                       45,000
                                                    ----------
                                                       330,132
 -----------------------------------------------------------------
  Funeral Services - 1.2%
    4,000 Service Corp. International                   77,000
 -----------------------------------------------------------------
  Health Suppliers/Services - 1.1%
      700 Johnson & Johnson                             68,600
 -----------------------------------------------------------------
  Information Management - 0.7%
      817 At Home Corp.*                                44,054
 -----------------------------------------------------------------
  Insurance Brokers & Other Insurance - 0.4%
      400 AMBAC Financial Group, Inc.                   22,850
 -----------------------------------------------------------------
  Insurance-Life - 0.8%
      400 Hartford Life, Inc.                           21,050
      600 Nationwide Financial Services, Inc.           27,150
                                                    ----------
                                                        48,200
 -----------------------------------------------------------------
  Insurance-Property and Casualty - 1.1%
      598 American International Group, Inc.            70,003
 -----------------------------------------------------------------
  Integrated Oil - 2.8%
      200 Atlantic Richfield Co.                        16,712
      600 Exxon Corp.                                   46,275
      300 Mobil Corp.                                   29,700
      400 Royal Dutch Petroleum Co. ADR                 24,100
      800 Texaco, Inc.                                  50,000
      300 Unocal Corp.                                  11,888
                                                    ----------
                                                       178,675
 -----------------------------------------------    --------------
  Media & Communications - 20.3%
    2,600 AH Belo Corp.                                 51,187
    5,500 AT&T Liberty Media Corp.*                    202,125
      800 Cablevision Systems Corp., Class A*           56,000
    2,400 CBS, Inc.                                    104,250
    1,100 Central Newspapers, Inc.                      41,387
    1,100 Chancellor Media Corp.*                       60,637
      578 Clear Channel Communications*                 39,846
    1,500 Comcast Corp.                                 57,656
      200 Echostar Communications*                      30,687
      600 Gannett Co.                                   42,825
    2,400 Infinity Broadcasting Corp.*                  71,400
    1,500 MediaOne Group, Inc.*                        111,563
    1,000 New York Times Co.                            36,813
      900 Qualcomm, Inc.*                              129,150
    2,400 Time Warner, Inc.                            176,400
      300 Tribune Co.                                   26,138
      800 Walt Disney Co.                               24,650
    2,200 Ziff Davis, Inc.*                             33,963
                                                    ----------
                                                     1,296,677
 -----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                      GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

  Shares   Description                                  Value
  Common Stocks - (continued)
  Oil & Gas Services - 1.5%
     1,500 Schlumberger, Ltd.                      $   95,531
 ----------------------------------------------------------------
  Pharmaceuticals - 10.1%
     1,800 American Home Products Corp.               103,500
     2,200 Bristol-Myers Squibb Co.                   154,962
       600 Eli Lilly & Co.                             42,975
       900 Merck & Co.                                 66,600
     1,200 Pfizer, Inc.                               131,700
     1,100 Schering-Plough Corp.                       58,300
     1,300 Warner-Lambert Co.                          90,188
                                                   ----------
                                                      648,225
 ----------------------------------------------------------------
  Recreational Products - 0.4%
       900 Hasbro, Inc.                                25,144
 ----------------------------------------------------------------
  Restaurants & Hotels - 1.6%
     1,300 Marriott International, Inc.                48,587
       700 McDonalds Corp.                             28,919
       800 Starwood Hotels & Resorts Worldwide         24,450
                                                   ----------
                                                      101,956
 ----------------------------------------------------------------
  Retail - 2.6%
       800 Home Depot, Inc.                            51,550
     2,400 Tandy Corp.                                117,300
                                                   ----------
                                                      168,850
 ----------------------------------------------------------------
  Semiconductors - 1.5%
     1,600 Intel Corp.                                 95,200
 ----------------------------------------------------------------
  Specialty Finance & Agencies - 5.0%
       600 C.I.T. Group, Inc.                          17,325
     1,800 Federal Home Loan Mortgage Corp.           104,400
     1,400 Federal National Mortgage Association       95,725
     3,300 MBNA Corp.                                 101,063
                                                   ----------
                                                      318,513
 ----------------------------------------------------------------
  Specialty Retail - 2.4%
       500 CVS Corp.                                   25,375
     2,700 Wal-Mart Stores, Inc.                      130,275
                                                   ----------
                                                      155,650
 ----------------------------------------------------------------
  Supermarkets - 1.1%
     2,500 Walgreen Co.                                73,438
 ----------------------------------------------------------------
  Telecommunications - 2.3%
     1,800 Crown Caste International Corp.*            37,462
     1,300 MCI Worldcom, Inc.*                        111,881
                                                   ----------
                                                      149,343
 ----------------------------------------------------------------
  Telecommunications Equipment - 3.0%
     2,000 Cisco Systems, Inc.*                       129,000
       900 Lucent Technologies, Inc.                   60,694
                                                   ----------
                                                      189,694
 ----------------------------------------------------------------
  Tobacco - 0.5%
       800 Philip Morris Companies, Inc.               32,150
 ----------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $5,219,693)                                $6,306,741
 ----------------------------------------------------------------

  Principal Interest   Maturity
   Amount     Rate       Date        Value
  Repurchase Agreement - 1.6%
  Joint Repurchase Agreement Account
  II(a)
  $100,000    5.13%    07/01/99 $  100,000
 ------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $100,000)               $  100,000
 ------------------------------------------
  TOTAL INVESTMENTS
  (Cost $5,319,693)(b)          $6,406,741
 ------------------------------------------
  Federal Income Tax Informa-
   tion:
  Gross unrealized gain for
  investments in which value
  exceeds cost                  $1,211,719
  Gross unrealized loss for
  investments in which cost
  exceeds value                   (126,494)
 ------------------------------------------
  Net unrealized gain           $1,085,225
 ------------------------------------------

 * Non-income producing security.
 (a) The repurchase agreement is fully collateralized by Federal Obligations.
 (b) The aggregate cost for federal income tax purposes is $5,321,516.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Shareholder Letter
 Dear Shareholders,
 We are pleased to report on the performance of the Goldman Sachs Variable In-surance Trust Mid Cap Value Fund. This semiannual report covers the six-month period ended June 30, 1999.

                   Performance Review

                   For the six-month period ended June 30, 1999 the Fund gen-erated a 16.69% cumulative return and significantly outperformed the 10.33% cumulative return of its benchmark, the Russell Midcap Index.

                   During the first quarter, mid-cap stocks reached a historic low in terms of both performance and valuation relative to growth and large-cap stocks. Believing that the extreme pressure upon these stocks was unsustainable, we maintained conviction in the unrecognized fundamental strength of our existing mid cap value holdings. And, in some cases, in typical value investor fashion, we used the opportunity to both increase and initiate positions at attractive prices.

                   During the second quarter, we witnessed a broadening of market leadership. There were many drivers behind this trend. Monetary easing by central banks around the globe mitigated liquidity concerns surrounding the 1998 financial crisis and restored investor confidence in both domestic and global growth. Signs of global economic strength in-spired investors to venture towards discounted segments of the market, such as economically-sensitive industrials, value stocks and smaller cap names. Additionally, the over-all market closed the second quarter on a positive note in anticipation of strong second quarter earnings announce-ments. As a result, we enjoyed double-digit returns from the majority of our holdings. During the second quarter, the Fund's 19.6% return substantially outperformed the 10.9% return of its benchmark. Year-to-date, the Fund outperformed its benchmark by 636 basis points.

                   Portfolio Composition

                   Top 10 Portfolio Holdings as of June 30, 1999*

                                                                 Percentage of
              Company           Line of Business                  Net Assets
              -------           ----------------                 -------------
              UST, Inc.         Tobacco                               2.7%
              Pacific Century
               Financial Corp.  Banks                                 2.5
              Ucar
               International,
               Inc.             Steel                                 2.5
              Loews Corp.       Insurance--Property and Casualty      2.4
              Tenet Healthcare
               Corp.            Healthcare Management                 2.3
              Waddell & Reed
               Financial, Inc.
               Class B          Investment Brokers & Managers         2.3
              Avnet, Inc.       Semiconductors                        2.3
              Federal-Mogul
               Corp.            Auto Suppliers                        2.2
              Northrop Grumman
               Corp.            Aerospace/Defense                     2.2
              CMP Group, Inc.   Utilities                             2.0

                       GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                   Name Change

                   Effective May 1, 1999, the Variable Insurance Trust Mid Cap Equity Fund was renamed the Mid Cap Value Fund. The Fund has always and will continue to be managed according to a disciplined value investment style. The name of the Fund was changed merely to better reflect its investment guide-lines.

                   Outlook

                   In recent months, we were reassured to see the Fund's value strategy at work after a period of sub-par results. The second quarter experience reflects the premise behind why value can deliver superior returns over the long term. As in the past, we have seen investors overreact to uncer-tainty or temporary disappointments and drive stock prices and valuations to unsustainable low levels. When stocks are priced according to such low expectations, they are more likely to possess limited downside with potentially signif-icant upside, and these are the investment opportunities for which we search. During such times, even modest im-provements in market conditions or fundamentals can prompt sharp rebounds, as we saw with many of our holdings. We will continue to, with our disciplined first-hand fundamen-tal research process, seek out the neglected and misunder-stood companies that we believe possess the potential to deliver superior long-term returns.

                   We remain enthusiastic about the long-term value offered by mid-cap companies and our portfolio in particular. Despite a strong quarter, we believe that significant upside poten-tial remains in several of our holdings in the Fund. The Goldman Sachs Variable Insurance Trust Mid Cap Value Fund remains significantly discounted relative to both its uni-verse and to large cap stocks (see below).

                                         Fund        Russell Midcap       S&P 500
                                         ----        --------------       -------
              P/E Trailing 12 Months     16.7x           22.8x             30.1x
              P/E 1 Year Forecast        14.2x           20.7x             26.0x
              Price/Book Ratio            1.8x            3.1x              5.0x

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs Value Portfolio Management Team

                   July 29, 1999

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Statement of Investments
June 30, 1999 (Unaudited)

    Shares   Description                                      Value
  Common Stocks - 82.4%
  Aerospace/Defense - 2.2%
       4,900 Northrop Grumman Corp.                     $   324,931
 ----------------------------------------------------------------------
  Airfreight, Truck & Other - 1.2%
       2,900 CNF Transportation, Inc.                       111,287
       2,700 Ryder Systems, Inc.                             70,200
                                                        -----------
                                                            181,487
 ----------------------------------------------------------------------
  Auto Suppliers - 4.8%
         700 Dana Corp.                                      32,244
       6,400 Federal-Mogul Corp.                            332,800
       4,500 Lear Corp.*                                    223,875
       2,100 TRW, Inc.                                      115,238
                                                        -----------
                                                            704,157
 ----------------------------------------------------------------------
  Banks - 5.2%
      17,100 Pacific Century Financial Corp.                368,719
       3,000 Republic of New York Corp.                     204,563
      11,000 Sovereign Bancorp, Inc.                        133,375
       1,600 Unionbancal Corp.*                              57,800
                                                        -----------
                                                            764,457
 ----------------------------------------------------------------------
  Commercial Products - 1.7%
       8,200 Agco Corp.                                      92,762
       7,800 Miller Herman, Inc.                            163,800
                                                        -----------
                                                            256,562
 ----------------------------------------------------------------------
  Construction/Environmental Services - 3.7%
      12,100 Allied Waste Industries, Inc.*                 238,975
       4,400 Browning-Ferris Industries, Inc.               189,200
       4,600 Republic Services, Inc.*                       113,850
                                                        -----------
                                                            542,025
 ----------------------------------------------------------------------
  Department Stores - 2.3%
       3,900 Dillards, Inc.                                 136,987
       4,000 Federated Department Stores, Inc.*             211,750
                                                        -----------
                                                            348,737
 ----------------------------------------------------------------------
  Enterprise Systems - 0.2%
         500 NCR Corp.*                                      24,406
 ----------------------------------------------------------------------
  Food & Beverages - 3.2%
      11,900 Archer Daniels Midland Co.                     183,706
      13,700 Fleming Companies, Inc.                        159,262
       7,100 Nabisco Group Holdings*                        138,894
                                                        -----------
                                                            481,862
 ----------------------------------------------------------------------
  Forest Products - 0.5%
       3,000 Georgia-Pacific Corp. (Timber Group)            75,750
 ----------------------------------------------------------------------
  Healthcare Management - 5.0%
       2,600 Aetna, Inc.                                    232,537
      13,900 Health Management Association, Inc.*           156,375
      18,700 Tenet Healthcare Corp.*                        347,119
                                                        -----------
                                                            736,031
  Hotels & Restaurants - 2.0%
      13,300 Healthsouth Corp.*                             198,669
      10,600 Quest Diagnostics, Inc.*                       290,175
      17,700 Total Renal Care Holdings*                     275,456
                                                        -----------
                                                            764,300
 ----------------------------------------------------------------------
  Hotels & Restaurants - 2.0%
       2,300 Promus Hotel Corp.*                             71,300
       7,500 Starwood Hotels & Resorts Worldwide            229,219
                                                        -----------
                                                            300,519
 ----------------------------------------------------------------------
  Household Durables - 0.6%
       2,600 Stanley Works                                   83,688
 ----------------------------------------------------------------------
  Industrial Machinery - 1.2%
      10,800 Unova, Inc.*                                   171,450
 ----------------------------------------------------------------------
  Insurance Brokers & Other Insurance - 3.6%
       9,000 Old Republic International Corp.               155,813
       5,200 Radian Group*                                  253,825
       2,300 XL Capital, Ltd.*                              129,950
                                                        -----------
                                                            539,588
 ----------------------------------------------------------------------
  Insurance-Life - 1.2%
       2,700 Reliastar Financial Corp.                      118,125
       1,800 Torchmark Corp.                                 61,425
                                                        -----------
                                                            179,550
 ----------------------------------------------------------------------
  Insurance-Property and Casualty - 8.2%
       1,300 Allmerica Financial Corp.                       79,056
       7,000 CNA Financial Corp.*                           282,187
       7,100 Everest Reinsurance Holdings, Inc.             231,637
       3,900 Horace Mann Educators Co.                      106,031
       4,500 Loews Corp.                                    356,063
       4,600 Mercury General Corp.                          156,400
                                                        -----------
                                                          1,211,374
 ----------------------------------------------------------------------
  Integrated Oil - 0.6%
       4,200 Occidental Petroleum Corp.                      88,725
 ----------------------------------------------------------------------
  Investment Brokers & Managers - 2.3%
      12,593 Waddell & Reed Financial, Inc., Class B*       340,011
 ----------------------------------------------------------------------
  Logistics/Rail - 1.2%
       7,600 Canadian Pacific, Ltd.                         180,975
 ----------------------------------------------------------------------
  Media & Communications - 3.0%
       7,400 AH Belo Corp.                                  145,687
       3,200 Dun & Bradstreet Corp.                         113,400
       3,300 New York Times Co.                             121,481
       1,700 RR Donnelley & Sons Co.                         63,006
                                                        -----------
                                                            443,574
 ----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

    Shares   Description                                    Value
  Common Stocks - (continued)
  Oil Refining & Marketing - 1.9%
       8,300 Tosco Corp.                              $   215,281
       2,200 USX-Marathon Group, Inc.                      71,638
                                                      -----------
                                                          286,919
 --------------------------------------------------------------------
  Personal Computers and Peripherals - 2.4%
      14,000 Inacom Corp.*                                176,750
       7,400 Quantum Corp.*                               178,525
                                                      -----------
                                                          355,275
 --------------------------------------------------------------------
  Pharmaceuticals - 0.4%
       7,300 Perrigo Co.*                                  55,663
 --------------------------------------------------------------------
  Semiconductors - 4.1%
       7,300 Avnet, Inc.                                  339,450
      13,063 Vishay Intertechnology, Inc.*                274,313
                                                      -----------
                                                          613,763
 --------------------------------------------------------------------
  Specialty Finance & Agencies - 0.1%
         200 Finova Group, Inc.                            10,525
 --------------------------------------------------------------------
  Specialty Retail - 2.7%
       4,200 Autozone, Inc.*                              126,525
       1,200 Ross Stores, Inc.                             60,450
      10,500 Toys R US, Inc.*                             217,219
                                                      -----------
                                                          404,194
 --------------------------------------------------------------------
  Steel - 3.4%
      12,900 Ispat International NV                       142,706
      14,400 Ucar International, Inc.*                    363,600
                                                      -----------
                                                          506,306
 --------------------------------------------------------------------
  Textiles - 2.7%
      17,500 Fruit of The Loom, Inc.*                     170,625
      12,400 Reebok International, Ltd.*                  230,950
                                                      -----------
                                                          401,575
 --------------------------------------------------------------------
  Tobacco - 3.6%
       3,933 RJ Reynolds Tobacco Holdings*                123,900
      13,900 UST, Inc.                                    406,575
                                                      -----------
                                                          530,475
 --------------------------------------------------------------------
  Utilities - 2.0%
      11,300 CMP Group, Inc.                              295,919
 --------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $11,151,727)                                  $12,204,773
 --------------------------------------------------------------------
  Other Investment - 3.8%
       7,186 Standard & Poor's Depositary Receipt *   $   563,652
 --------------------------------------------------------------------
  TOTAL OTHER INVESTMENT
  (Cost $521,598)                                     $   563,652
 --------------------------------------------------------------------

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value
  Repurchase Agreement - 16.2%
  Joint Repurchase Agreement Account II(a)
  $2,400,000              5.133%                        07/01/99                       $ 2,400,000
 --------------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $2,400,000)                                                                    $ 2,400,000
 --------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $14,073,325)(b)                                                                $15,168,425
 --------------------------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which
   value exceeds cost
                                                                                       $ 1,336,004
  Gross unrealized loss for investments in which
   cost exceeds value
                                                                                          (282,736)
 --------------------------------------------------------------------------------------------------
  Net unrealized gain                                                                  $ 1,053,268
 --------------------------------------------------------------------------------------------------

 * Non-income producing security.
 (a) The repurchase agreement is fully collateralized by Federal Obligations.
 (b) The aggregate cost for federal income tax purposes is $14,115,157.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE INTERNATIONAL EQUITY FUND Shareholder Letter
 Dear Shareholders,
 We are pleased to report on the performance of the Goldman Sachs Variable In-surance Trust CORE International Equity Fund. This semiannual report covers the period from April 1, 1999, when the Fund began operations, through June 30, 1999.

                   Performance Review

                   From April 1, 1999 through June 30, 1999, the Fund gener-ated a 4.60% cumulative total return. This compares favor-ably with the 2.60% cumulative total return of its benchmark, the Morgan Stanley Capital International Europe, Australia and Far East ("Morgan Stanley EAFE") Index ("MSCI EAFE Index").

                   The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed perfor-mance, with a reduced risk that returns will be very dif-ferent from those of a specific benchmark over time. Additionally, the diversification of our models typically adds value, because when one theme doesn't work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average.

                   The Fund's diversification was a key benefit during the re-porting period, as we experienced dramatic shifts in in-vestor sentiment. In Europe, the market rotated from traditional growth oriented stocks in favor of value stocks. In Japan, our outlook turned more positive, due to value factors and improved market performance. The Fund was rewarded for its underweighted stance in the United King-dom, as our indicators pointed to weak value and momentum measures.

                   Investment Objective

                   The Fund seeks long-term capital growth, primarily through a broadly diversified portfolio of equity securities of large-cap companies that are organized outside the United States, or whose securities are principally traded outside the U.S.

                   The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.'s Global Investment Research Department and consensus opinions, with quantitative analysis generated by the Asset Management Division's proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyses the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. While maintaining a profile close to that of the benchmark, those stocks ranked highly by both the quantitative model and the Goldman Sachs Global Investment Research Department and consensus opinion are selected for the portfolio.

           GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE INTERNATIONAL EQUITY FUND

                   Portfolio Composition

                   Top 10 Portfolio Holdings as of June 30, 1999*

                                                                  Percentage of
              Company        Country Line of Business              Net Assets
              -------        ------- ----------------             -------------
              Telefonica SA  Spain   Utilities                         2.4%
              Bank of
               Tokyo-
               Mitsubishi    Japan   Banks                             1.9
              Nokia OYJ      Finland Telecommunications Equipment      1.9
              Toyota Motor   Japan   Automobiles &
               Corp.                 Automobile Parts                  1.8
              Daimler        Germany Automobiles &
               Chrysler AG           Automobile Parts                  1.7
              British
               Telecom       Britain Utilities                         1.7
              Nippon
               Telegraph &
               Telephone
               Corp.         Japan   Utilities                         1.6
              BP Amoco       Britain Oil & Gas                         1.5
              Eni Group SPA  Italy   Oil & Gas                         1.2
              Deutsche
               Telekom AG    Germany Utilities                         1.1

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                   Outlook

                   As always, the Fund remains substantially invested in stocks. Our sector and capitalization weightings are targeted to stay relatively close to that of the MSCI EAFE index, as are exposures to other risk factors (such as div-idend yield). Based on our investment strategy, we are em-phasizing a diversified portfolio of lower P/E stocks with solid momentum characteristics, in order to identify stocks with strong growth potential.

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs Quantitative Equity Management Team

                   July 29, 1999

GOLDMAN SACHS VARIABLE INSURANCE CORE INTERNATIONAL EQUITY FUND
Statement of Investments
June 30, 1999 (Unaudited)

  Shares  Description                                              Value
  Common Stocks - 98.3%
  Belgium - 0.8%
      300 Credit Communal De Belg (Dexia) (Financial Services)  $  44,656
       50 Electrabel (Utilities)                                   16,133
      600 Fortis Belgium (Insurance)                               18,834
       50 Tractebel Investment International (Utilities)            7,010
                                                              -----------
                                                                   86,633
 ----------------------------------------------------------------------------
  Britain - 15.4%
      900 Abbey National (Financial Services)                      16,903
    1,200 Allied Domecq PLC (Food & Beverages)                     11,538
    2,700 Allied Zurich (Insurance)                                33,942
    2,300 Amec (Building Materials & Construction)                  9,372
    1,550 Arjo Wiggins Appleton PLC (Paper & Forest Products)       5,387
      800 Barclays Bank (Banks)                                    23,265
    5,400 BG (Oil & Gas)                                           32,941
    7,150 Billiton PLC (Mining)                                    25,020
    8,600 BP Amoco (Oil & Gas)                                    153,993
      800 British Aerospace PLC (Aerospace/Defense)                 5,208
    2,300 British American Tobacco (Tobacco)                       21,698
    1,700 British Energy PLC (Utilities)                           14,603
    2,600 British Steel (Steel)                                     6,731
   10,450 British Telecom (Utilities)                             174,931
    3,650 Cable & Wireless (Utilities)                             46,544
      500 Daily Mail & General Trust (Media & Communications)      27,545
    5,500 FKI (Media & Communications)                             17,084
      900 General Electric Co. (Electronics)                        9,143
    7,450 George Wimpey (Building Materials & Construction)        17,732
    3,450 Glaxo Wellcome (Pharmaceuticals)                         95,873
    1,700 Halifax Group (Banks)                                    20,258
    1,150 Hanson PLC (Building Materials & Construction)           10,332
    2,750 HSBC Holdings PLC (Banks)                                97,227
    1,700 HSBC Holdings PLC (Banks)                                60,238
      750 Imperial Tobacco (Tobacco)                                8,222
    1,750 J. Sainsbury PLC (Supermarkets)                          11,034
    1,400 Kingfisher Group (Retail)                                16,337
    2,150 Lex Service PLC (Retail)                                 19,758
    2,550 Lonrho (Mining)                                          23,715
    1,150 National Power (Utilities)                                8,356
      800 National Westminster Bank (Banks)                        16,960
    6,850 Norwich Union PLC (Insurance)                            46,375
    3,349 P & O Finance BV (Financial Services)                    50,228
      550 Pearson (Printing)                                       11,175
      950 Railtrack Group PLC (Transportation/Storage)             19,422
   11,800 Rolls Royce (Aerospace/Defense)                          49,847
    3,300 Royal Bank of Scotland Group (Banks)                     67,621
    5,050 Safeway (Retail)                                         20,139
    9,750 Smith & Nephew (Health & Medical Services)               29,507
    2,250 Smith Group (Business Services)                          21,616
    5,250 Smithkline Beecham (Health & Medical Services)           68,271
   13,500 Tarmac (Building Materials & Construction)               25,322
      800 Tate & Lyle (Diversified Holding Companies)               4,981
    1,050 Thames Water (Utilities)                                 16,650
    1,250 Unilever (Food & Beverages)                              11,093
      351 Unilever NV (Consumer Goods)                             23,626
    1,550 United Utilities (Business Services)                     19,057
    2,800 Williams PLC (Electronics)                               18,493
    1,400 Wolseley (Building Materials & Construction)             10,548
    1,618 Zeneca Group (Health & Medical Services)                 62,561
                                                              -----------
                                                                1,618,422
 ----------------------------------------------------------------------------
  Finland - 2.6%
    2,400 Finnair (Airlines)                                       12,444
    3,700 Merita PLC (Banks)                                       21,016
    2,300 Metsa Serla OY (Paper & Forest Products)                 19,537
    2,250 Nokia (AB) OY (Telecommunications Equipment)            197,150
      950 UPM Kymmene OY (Paper & Forest Products)                 27,225
                                                              -----------
                                                                  277,372
 ----------------------------------------------------------------------------
  France - 8.2%
      150 Alcatel Alsthom (Cie Gen El) (Computers/Office)          21,107
      250 Assurances Generales de France (Insurance)               12,035
      850 Axa UAP (Insurance)                                     103,657
      900 Banque National de Paris (Banks)                         74,963
      250 Carrefour Supermarche (Retail)                           36,724
      300 Casino Guich Perr (Retail)                               26,287
       50 Danone (Food & Beverages)                                12,886
      350 Elf Aquitaine (Oil & Gas)                                51,342
   18,700 Eurotunnel* (Transportation/Storage)                     27,566
    1,200 France Telecom (Utilities)                               90,612
      250 GTM Entrepose (Building Materials & Construction)        26,802
      300 Lagardere S.C.A. (Diversified Holdings Companies)        11,164
       50 L'Oreal (Health/Personal Care)                           33,786
      250 Pechiney (Diversified Industrial Manufacturing)          10,741
      200 Pernod Ricard (Financial Services)                       13,401
      150 Pin Printemps Redo (Retail)                              25,730
      850 Rhone-Poulenc SA (Chemical Products)                     38,825

The accompanying notes are an integral part of these financial statements.

                 GOLDMAN SACHS VARIABLE INSURANCE CORE INTERNATIONAL EQUITY FUND

  Shares  Description                                                 Value
  Common Stocks - (continued)
  France - (continued)
       50 Saint Gobain (Building Materials & Construction)      $     7,963
      100 Seita (Tobacco)                                             5,773
      300 Societe Generale (Financial Services)                      52,852
      500 Suez Lyonnaise Eaux (Business Services)                    90,148
    1,000 Vivendi (Utilities)                                        80,973
                                                                -----------
                                                                    855,337
 ------------------------------------------------------------------------------
  Germany - 9.1%
      250 Allianz AG Holdings (Insurance)                            69,325
    1,850 BASF AG (Chemical Products)                                81,718
      800 Bayer AG (Chemical Products)                               33,317
      200 Bayerische Vereinsbank (Financial Services)                12,989
    1,250 Commerzbank AG (Banks)                                     37,948
    2,100 Daimler Chrysler AG (Automobile & Automobile Parts)       181,842
    2,800 Deutsche Telekom AG (Utilities)                           117,476
      650 Fag Kugelfischer (Industrial Machinery)                     6,600
      800 Hoechst AG (Pharmaceuticals)                               36,203
    1,950 Lufthansa AG (Airlines)                                    35,339
    1,450 Man AG (Computer/Office)                                   49,476
      300 Mannesmann AG (Utilities)                                  44,749
    1,350 Merck KGAA (Pharmaceuticals)                               43,893
      200 Metro AG (Retail)                                          12,411
    1,250 Siemens AG (Electronics)                                   96,385
      600 Thyssen Krupp AG* (Building Materials &
          Construction)                                              13,193
    1,400 Veba AG (Utilities)                                        82,262
       50 Volkswagen AG (Automobiles & Automobile Parts)              3,201
                                                                -----------
                                                                    958,327
 ------------------------------------------------------------------------------
  Hong Kong - 4.2%
   27,000 Amoy Properties (Real Estate)                              25,404
    8,000 Bank of East Asia (Banks)                                  20,261
    1,000 Cheung Kong Holdings, Ltd. (Real Estate)                    8,893
    6,000 CLP Holdings, Ltd. (Utilities)                             29,155
   15,000 First Pacific Co. (Financial Services)                     12,760
   10,000 Great Eagle Holdings (Real Estate)                         17,658
    5,000 Hang Seng Bank (Banks)                                     55,906
    3,000 Hong Kong & China Gas Co. (Utilities)                       4,350
   26,800 Hong Kong Telecommunications, Ltd. (Utilities)             69,603
    8,000 Hutchison Whampoa, Ltd. (Diversified Holding Companies)    72,436
    2,000 Johnson Electronics Holdings (Electronics)                  8,249
    1,000 Kerry Properties (Real Estate)                              1,321
    6,000 Shun Tak Holdings (Transportation/Storage)                  1,605
   16,000 Sino Land Co. (Real Estate)                                 9,177
   5,000 Sun Hung Kai Properties Co., Ltd. (Real Estate)             45,595
   7,000 Swire Pacific, Ltd. (Diversified Holding Companies)         34,645
   6,000 Wharf Holdings (Diversified Holding Companies)              18,715
                                                                -----------
                                                                    435,733
 ------------------------------------------------------------------------------
  Italy - 5.9%
   2,350 Assicurazioni Generali SPA (Insurance)                      81,396
   8,850 Banca Commerciale Italiana (Banks)                          64,591
   2,950 Banca Pop Di Milano (Banks)                                 22,777
  17,450 Cir Compagnie Inds (Consumer Goods)                         23,205
  21,350 ENI Group SPA (Oil $ Gas)                                  127,430
   1,650 Eq Mediaset SPA (Media & Communications)                    14,662
     450 Istit Fin Ind (Conglomerates)                                6,378
     900 Italcementi (Building Materials & Construction)             11,412
   4,150 Magneti Marelli (Industrial Machinery)                       5,497
  21,100 Montedison SPA (Diversified Industrial Manufacturing)       34,323
  10,850 Olivetti* (Telecommunications Equipment)                    26,060
   1,500 Rolo Banca 1473 (Banks)                                     33,631
   2,650 San Paolo IMI (Financial Services)                          36,059
   2,500 Sirti SPA (Telecommunications Equipment)                    12,061
   5,580 Tecnost International SPA (Electronics)                     13,748
   3,850 Telecom Italia Mobile (Di Risp Shares) (Utilities)          14,169
  13,200 Telecom Italia Mobile SPA (Utilities)                       78,786
   2,700 Unicredito Italiano SPA (Financial Services)                11,857
                                                                -----------
 ------------------------------------------------------------------------------
  Japan - 26.7%
     800 Acom Co. (Financial Services)                               69,108
   2,000 Alps Electric Co. (Electronics)                             46,871
  14,000 Bank of Tokyo Mitsubishi (Banks)                           199,405
   1,000 Canon, Inc. (Electronics)                                   28,767
   1,000 Canon Sales Company, Inc. (Electronics)                     15,715
       1 Central Japan Railway (Transportation/Storage)               5,153
   2,000 Chiba Bank (Banks)                                           7,390
     900 Chugoku Electric Power Co. (Utilities)                      13,689
   2,000 Chuo Trust & Bank (Banks)                                   12,102
   2,000 Cosmo Oil Co. (Oil & Gas)                                    3,670
   2,000 Dai Nippon Printing Co., Ltd. (Printing)                    31,991

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE CORE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
June 30, 1999 (Unaudited)

  Shares  Description                                                 Value
  Common Stocks - (continued)
  Japan - (continued)
    4,000 Daicel Chemical Industries (Chemical Products)        $    14,714
    2,000 Daiichi Pharmaceutical Co. (Pharmaceuticals)               31,049
    1,000 Dai Nippon Pharmaceuticals (Pharmaceuticals)                5,621
    1,500 Daito Trust Construction (Building Materials &
          Construction)                                              16,740
    1,000 Daiwa Securities Group, Inc. (Financial Services)           6,613
        7 DDI Corp. (Utilities)                                      43,573
    7,000 Fuji Heavy Industries, Ltd. (Automobiles &
          Automobile Parts)                                          54,046
    2,000 Fujitsu, Ltd. (Computers/Office)                           40,258
   11,000 Hitachi (Electronics)                                     103,207
    1,000 Hitachi Chemical (Automobiles and Automobile Parts)        11,697
    1,000 Honda Motor Co., Ltd. (Automobiles & Automobile
          Parts)                                                     42,407
    3,000 Ind Bank Japan (Banks)                                     23,808
   16,000 Ishikawajima Har (Industrial Machinery)                    29,627
    5,000 Izumiya Co. (Retail)                                       44,722
    2,000 Japan Energy Corp. (Utilities)                              2,348
    1,000 Jusco Co. (Consumer Goods)                                 18,186
      600 Kokusai Den Kdd (Utilities)                                43,102
    7,000 Konica Corp. (Consumer Goods)                              28,875
    1,100 Kyocera Corp. (Electronics)                                64,561
    7,000 Kyowa Hakko Kogyo (Health & Medical Services)              40,101
    1,500 Kyushu Electric Power Co., Inc. (Utilities)                23,064
    3,000 Lion Corp. (Health & Medical Services)                     12,400
    3,000 Marubeni Corp. (Wholesale Trade)                            6,274
    3,000 Matsushita Electric Industrial Co. (Electronics)           58,279
   10,000 Mitsubishi Electric (Electronics)                          38,439
   18,000 Mitsubishi Heavy Industries, Ltd. (Industrial
          Machinery)                                                 73,059
    3,000 Mitsubishi Trust & Banking (Banks)                         29,164
    7,000 Mitsui Co. (Wholesale Trade)                               48,839
   20,000 Mitsui Osk Lines (Transportation/Storage)                  42,986
    2,000 Mitsui Soko Co. (Business Services)                         6,646
      300 Nichiei Co. (Financial Services)                           26,288
    9,000 Nippon Express Co. (Transportation/Storage)                53,939
    2,000 Nippon Kayaku Co. (Chemical Products)                      10,746
   14,000 Nippon Oil Co., Ltd. (Oil & Gas)                           59,023
    4,000 Nippon Suisan (Food & Beverages)                            6,316
       14 Nippon Telegraph & Telephone Corp. (Utilities)            163,181
    3,000 Nishimatsu Construction (Building Materials &
          Construction)                                              17,211
   12,000 Nissan Motor Co. (Automobiles & Automobile Parts)          57,337
    5,000 Sakura Bank (Banks)                                        18,972
    2,000 Sankyo Co. (Pharmaceuticals)                               50,426
    4,000 Sekisui Chemical Co., Ltd. (Building Materials &
          Construction)                                              23,212
    6,000 Sekisui House (Building Materials & Construction)          64,776
    1,000 Seventy Seven Bank (Banks)                                  8,763
    6,000 Sharp Corp. (Electronics)                                  70,927
      400 Shikoku Electric Power (Utilities)                          6,021
    6,000 Shionogi & Co. (Health & Medical Services)                 47,466
    8,000 Showa Denko KK (Chemical Products)                         10,250
   11,000 Snow Brand Milk (Food & Beverages)                         53,741
      400 Sony Corp. (Electronics)                                   43,151
    1,000 Sumitomo Bank (Banks)                                      12,408
   11,000 Sumitomo Osaka Cement (Building Materials &
          Construction)                                              21,369
    2,000 Suzuki Motor Corp. (Automobiles & Automobile Parts)        31,826
    9,000 Taiheiyo Cement (Building Materials & Construction)        25,816
    1,000 Taisei Corp. (Building Materials & Construction)            2,199
    1,000 Takeda Chemical Industries (Pharmaceuticals)               46,375
    1,800 Tokyo Electric Power (Utilities)                           38,018
    5,000 Toppan Printing Co. (Printing)                             55,840
    1,000 Toshiba Corp. (Industrial Machinery)                        7,134
    3,000 Toyo Seikan Kaisha (Building Materials &
          Construction)                                              67,455
    6,000 Toyota Motor Corp. (Automobiles & Automobile Parts)       189,964
        6 West Japan Railway (Transportation/Storage)                23,014
    8,000 Yasuda Fire & Marine Insurance (Insurance)                 42,391
                                                                -----------
                                                                  2,793,821
 ------------------------------------------------------------------------------
  Netherlands - 4.2%
    3,800 ABN AMRO Holdings NV (Banks)                               82,262
    1,050 Heineken NV (Food & Beverages)                             53,741
    1,900 ING Groep NV (Insurance)                                  102,827
      150 Koninklijke Hoogovens NV (Diversified Industrial
          Manufacturing)                                              7,824
      500 Koninklijke KPN NV (Utilities)                             23,452
      850 Kon Nedlloyd NV (Transportation/Storage)                   21,029
      600 Philips Electronics (Electronics)                          59,161
    1,500 Royal Dutch Petroleum Co. (Oil & Gas)                      87,828
                                                                -----------
                                                                    438,124
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 GOLDMAN SACHS VARIABLE INSURANCE CORE INTERNATIONAL EQUITY FUND

  Shares  Description                                                  Value
  Common Stocks - (continued)
  Portugal - 0.4%
      450 Banco Port Atlan* (Banks)                              $     6,759
      850 Portugal Telecom SA (Utilities)                             34,567
                                                                 -----------
                                                                      41,326
 -------------------------------------------------------------------------------
  Singapore - 5.5%
   17,000 Acma, Ltd. (Diversified Holding Companies)                  17,180
    5,000 City Developments (Real Estate)                             32,021
   18,000 Comfort Group (Diversified Holding Companies)               11,105
    6,000 DBS Land (Real Estate)                                      11,986
    1,000 Development Bank of Singapore (Banks)                       12,221
    2,000 Jurong Shipyard (Industrial Machinery)                       9,812
   10,000 Marco Polo Development, Ltd. (Real Estate)                  17,568
    5,000 National Steel, Ltd. (Steel)                                 8,754
   10,000 Neptune Orient Lines* (Transportation/Storage)              12,221
   11,000 Overseas Chinese Banking Corp -Alien Market (Banks)         91,774
    2,700 Overseas Union Bank - Foreign (Banks)                       13,008
   10,000 Singapore Airlines, Ltd. (Airlines)                         95,182
    2,000 Singapore Press Holdings (Media & Communications)           34,078
   27,000 Singapore Tech Engineering (Engineering)                    30,617
   43,000 Singapore Telecommunications (Utilities)                    73,772
    8,000 United Engineers (Building Materials & Construction)         9,354
   13,000 United Overseas Bank (Banks)                                90,893
                                                                 -----------
                                                                     571,546
 -------------------------------------------------------------------------------
  Spain - 6.6%
      150 Acs Actividades Co. (Building Materials &
          Construction)                                                4,292
    2,600 Argentaria Corp Bancaria de Espana (Banks)                  59,099
    1,750 Banco Bilbao Vizcaya SA (Banks)                             25,274
      200 Banco Espir Santo (Banks)                                    4,651
    5,900 Banco Sant Cent Hisp (Banks)                                61,428
      100 Corporacion Financiera Alba (Diversified Holding
          Companies)                                                  16,184
    3,150 Endesa SA (Utilities)                                       67,152
      350 Fomento de Construcciones Y Contratas SA (Building
          Materials & Construction)                                   20,024
       50 Gas Natural Sdg SA (Utilities)                               3,634
    2,800 Grupo Dragados SA (Mining)                                  33,107
      250 Iberdrola SA (Utilities)                                     3,804
      150 Petroleos Cia Esp (Oil & Gas)                                4,446
    3,850 Repsol SA (Oil & Gas)                                       79,177

  Shares Description                                                   Value
  Common Stocks - (continued)
  Spain - (continued)
  5,200  Telefonica SA (Utilities)                               $   251,032
  4,400  Union Electric Fenosa (Utilities)                            57,513
                                                                 -----------
                                                                     690,817
 -------------------------------------------------------------------------------
  Sweden - 2.9%
  3,100  Electrolux AB (Electronics)                                  65,002
  3,000  Ericsson Telecommunications (Telecommunications
         Equipment)                                                   96,301
    400  Esselte (Business Services)                                   4,147
    250  Hennes & Mauritz (Consumer Goods)                             6,184
    400  Mo Och Domsjo AB (Business Services)                          9,330
  1,850  Scania AB (Industrial Machinery)                             51,322
  4,250  Svenska Handelsbanken (Banks)                                51,066
    750  Volvo AB (Automobiles & Automobile Parts)                    21,778
                                                                 -----------
                                                                     305,130
 -------------------------------------------------------------------------------
  Switzerland - 5.8%
     11  Baloise Holdings (Insurance)                                  8,969
     27  Cie Financier Richemont AG (Consumer Goods)                  51,913
    268  Credit Suisse Group (Financial Services)                     46,358
     91  George Fischer AG (Industrial Machinery)                     29,668
     34  Holderbank Financiere Glarus AG (Building Materials
         & Construction)                                              40,120
     18  Jelmoli Holding AG (Retail)                                  16,668
      9  Movenpick Holdings (Entertainment & Leisure)                  3,889
     23  Nestle SA (Food & Beverages)                                 41,427
     75  Novartis AG (Pharmaceuticals)                               109,478
      8  Roche Holdings AG (Health/Personal Care)                     82,207
      4  Schindler Holdings AG (Registered) (Industrial
         Machinery)                                                    6,173
      4  Schindler Holdings AG (Bearer) (Industrial Machinery)         6,122
     40  Schweizerische Reckversicherungs-Gesellschaft
         (Insurance)                                                  76,137
     16  Swisscom AG (Utilities)                                       6,019
    147  Zurich Allied AG (Insurance)                                 83,562
                                                                 -----------
                                                                     608,710
 -------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $10,120,456)                                             $10,299,340
 -------------------------------------------------------------------------------
  Preferred Stock - 0.0%
  Germany - 0.0%
    200  Rheinmetall AG (Industrial Machinery)                   $     3,587
 -------------------------------------------------------------------------------
  TOTAL PREFERRED STOCK
  (Cost $3,609)                                                  $     3,587
 -------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE CORE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
June 30, 1999 (Unaudited)

  Principal              Interest                       Maturity
   Amount                  Rate                           Date                               Value
  Corporate Bonds - 0.3%
  Italy - 0.3%
  Tecnost International
   $26,970               4.50%(a)                       06/23/04                       $    28,216
 --------------------------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS
  (Cost $61,708)                                                                       $    28,216
 --------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $10,185,773)(b)                                                                $10,331,143
 --------------------------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which
   value exceeds cost
                                                                                       $   434,133
  Gross unrealized loss for investments in which
   cost exceeds value
                                                                                          (288,763)
 --------------------------------------------------------------------------------------------------
  Net unrealized gain                                                                  $   145,370
 --------------------------------------------------------------------------------------------------

 * Non-income producing security.
 (a) Variable Rate Security. Coupon rate disclosed is that which is in effect at 6/30/99.
 (b) The amount stated also represents aggregate cost for federal income tax purposes.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

  Common and Preferred Stock Industry Concentrations+

  Aerospace/Defense                            0.5%
  Airlines                                     1.4
  Automobiles & Automobile Parts               5.6
  Banks                                       14.1
  Business Services                            1.4
  Building Materials & Construction            4.0
  Chemical Products                            1.1
  Computers/Office                             1.1
  Conglomerates                                0.1
  Consumer Goods                               1.2
  Diversified Holding Companies                1.8
  Diversified Industrial
  Manufacturing                                0.5
  Electronics                                  7.1
  Engineering                                  0.3
  Financial Services                           3.8
  Food & Beverages                             1.3
  Health & Medical Services                    2.5
  Health/Personal Care                         1.1
  Industrial Machinery                         2.2
  Insurance                                    6.5
  Media & Communications                       0.9
  Mining                                       0.8
  Oil & Gas                                    5.7
  Paper & Forest Products                      0.5
  Pharmaceuticals                              4.0
  Printing                                     0.9
  Real Estate                                  1.6
  Retail                                       2.1
  Steel                                        0.2
  Supermarkets                                 0.1
  Telecommunications Equipment                 3.2
  Tobacco                                      0.3
  Transportation/Storage                       2.0
  Utilities                                   17.9
  Wholesale Trade                              0.5
 --------------------------------------------------
  TOTAL COMMON AND PREFERRED STOCKS           98.3%
 --------------------------------------------------

 + Industry concentrations greater than one tenth of one percent are disclosed.
The accompanying notes are an integral part of these financial statements.

                GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND Shareholder Letter
 Dear Shareholders,
 We are pleased to report on the performance of the Goldman Sachs Variable In-surance Trust International Equity Fund. This semiannual report covers the six-month period ended June 30, 1999.

                   Performance Review

                   For the six-month period ended June 30, 1999 the Fund gen-erated a 2.69% cumulative total return. Over the same time period, the Fund's benchmark, the FT/Actuaries EuroPac To-tal Return Index (unhedged with dividends reinvested) gen-erated a cumulative total return of 5.35%.

                   The Fund's underperformance versus its benchmark was due to sector and asset allocation strategies. The Portfolio was hurt by its underweight in Japan and Asia, as it favored the weaker-performing European market. Performance was fur-ther muted due to a strong shift in investor sentiment from growth to value and cyclical issues as the year progressed.

                   In Europe, most equity markets rebounded to start the year, as most central banks lowered interest rates to facilitate convergence in advance of the monetary union. In addition, countries like France, Italy and Germany used lower inter-est rates as a means improving consumer and business confi-dence to try and stave off a recession. The euphoria surrounding the launch of the euro was short lived, as the markets retreated on news of the peso devaluation, rising U.S. interest rates and sluggish production data in much of the region.

                   The Japanese market advanced strongly during the period on the back of improved investors' sentiment. Expectations for earnings recovery in late 1999 were substantially enhanced by a number of statistics indicating that the worst was be-hind.

                   Asian stocks produced strong results, as signs pointed to economies in the region rebounding much faster than antici-pated. Investors who were previously underweight in the re-gion moved to increase their exposure, creating an attractive investment environment.

                   Investment Objective

                   The Fund seeks long-term capital growth, primarily through equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND
Shareholder Letter (continued)

                   Portfolio Composition

                   As of June 30, 1999, 97.3% of the Fund was invested in eq-uity securities, with the remaining position in cash.

                   Top 10 Portfolio Holdings as of June 30, 1999*

                                                                      Percentage of
              Company              Country     Business                Net Assets
              -------              -------     --------               -------------
              Nokia (AB) OYJ       Finland     Electronics                 2.3%
              Vodafone Airtouch
               PLC ADR             Britain     Utilities                   2.2
              Mannesmann AG        Germany     Utilities                   2.0
              Glaxo Wellcome       Britain     Pharmaceuticals             1.9
              Securitas AB         Sweden      Business Services           1.8
              British
               Telecommunications  Britain     Utilities                   1.8
              UBS AB               Switzerland Banks                       1.8
              Skandia Forsakring   Sweden      Insurance                   1.7
              Ericsson
               Telecommunications  Sweden      Computers/Office            1.7
              VNU                  Netherlands Media & Communications      1.7

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                   Outlook

                   Europe--We continue to invest in quality undervalued stocks that have strong growth opportunities. Such stocks are lo-cated in a wide variety of sectors. At present, the most favored sector is telecommunications, where both technolog-ical advance and consolidation on both a European and global level are proceeding at a rapid pace. In addition, certain electronic, service and leisure companies remain favored selections. While the sector rotation towards value stocks has made the past quarter challenging, we continue to believe in the structural growth of the aforementioned sectors.

                   Japan--For the time being, we remain cautious on the market given the recent rally and the concerns of equity valua-tions. Based on the current price levels, the market seems to have discounted much of earnings recovery expected to materialize in late 1999. On a positive note, many compa-nies are in the process of implementing restructuring plans that they announced several months back--benefits of which could improve earnings. Key to sustainability of market strength will be profit trends in coming years. If we be-come convinced of the sustainability of corporate earning growth next year onward, we may need to revise our stance.

                GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND
                   Asia--Our outlook on Asia as a region has improved, al-though it is important to note that intra-regional discrep-ancies still exist. We believe that several countries have "bottomed out" and are now showing signs of recovery fol-lowing the crisis of 1998. The best performers over the last six months were South Korea and Thailand, where the continued downtrend in interest rates and significant fi-nancial sector restructuring resulted in stock market ral-lies of 246% and 31%, respectively. In addition, we expect to see improving performance in the commodity-driven coun-tries such as Australia, following increasing demand in Asia and a more positive regional and global outlook. On a cautious note, we recognize that a recovery in Asia is very dependent on the continued strength of the U.S. market. Consequently, we will be closely monitoring all economic data to come out of the U.S. in an effort to determine its impact on the Asian markets.

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs International Equity Management Team

                   July 29, 1999

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND
Statement of Investments
June 30, 1999 (Unaudited)

  Shares Description                                                  Value
  Common Stocks - 96.7%
  Australia - 2.3%
   1,400 Brambles Industries, Ltd. (Transportation/Storage)     $    36,834
   1,100 Broken Hill Proprietary Co. (Basic Industries)              12,725
  12,000 Fosters Brewing Group, Ltd. (Alcohol)                       33,777
     768 Lend Lease Corp., Ltd. (Financial Services)                 10,531
   3,500 National Australia Bank (Banks)                             57,842
   3,400 News Corporation, Ltd. (Media & Communications)             28,971
   4,050 TabCorp Holdings, Ltd. (Entertainment & Leisure)            27,254
   1,100 Telstra Corp. (Utilities)                                    6,295
   8,900 Westpac Banking Corp. (Banks)                               57,657
  10,500 Woolworths, Ltd. (Retail)                                   34,879
                                                                -----------
                                                                    306,765
 ------------------------------------------------------------------------------
  Britain - 20.6%
  13,595 Allied Zurich (Insurance)                                  170,897
   9,638 BP Amoco PLC (Oil & Gas)                                   172,580
  13,927 British Telecommunications (Utilities)                     233,135
   9,584 Carlton Communications (Media & Communications)             79,462
   9,631 Diageo PLC (Tobacco)                                       101,180
   5,523 General Electric Co. (Electronics)                          56,108
   9,211 Glaxo Wellcome (Pharmaceuticals)                           255,967
   6,876 Great Universal Stores PLC (Retail)                         76,681
  12,377 Halifax Group (Banks)                                      147,490
  10,497 Hays PLC (Business Services)                               110,692
   3,635 HSBC Holdings PLC (Banks)                                  128,517
   9,204 Lloyds TSB Group PLC (Banks)                               124,985
  11,484 Misys PLC (Business Services)                               98,292
  13,805 Rentokil Initial PLC (Business Services)                    53,530
  13,433 Select Appointments Holdings PLC (Business Services)       160,285
  15,042 Shell Transport & Trading Co. (Oil & Gas)                  112,859
  18,435 Stagecoach Holdings (Transportation/Storage)                65,889
   7,756 Unilever (Food & Beverages)                                 68,829
  14,594 Vodafone Airtouch PLC ADR (Utilities)                      287,087
   5,312 Zeneca Group (Health & Medical Services)                   205,391
                                                                -----------
                                                                  2,709,856
 ------------------------------------------------------------------------------
  Denmark - 0.6%
   1,607 ISS International Service System (Business Services)        85,785
 ------------------------------------------------------------------------------
  Finland - 2.3%
   3,444 Nokia (AB) OYJ (Electronics)                               301,771
 ------------------------------------------------------------------------------
  France - 10.5%
     253 Accor (Entertainment & Leisure)                             63,506
   2,597 Alstom (Electronics)                                        81,652
   1,227 Axa (Insurance)                                            149,632
     294 Carrefour Supermarche (Retail)                              43,187
     695 Dexia France (Banks)                                        92,994
     624 Elf Aquitaine (Oil & Gas)                                   91,535
   4,730 Rhone-Poulenc SA (Chemical Products)                       216,052
   2,474 Seita Ordinary Shares (Tobacco)                            142,818
     850 Societe Generale (Banks)                                   149,747
   1,135 Total 'B' (Oil & Gas)                                      146,369
   2,518 Vivendi (Utilities)                                        203,891
                                                                -----------
                                                                  1,381,383
 ------------------------------------------------------------------------------
  Germany - 3.5%
   1,731 Mannesmann AG (Utilities)                                  258,203
   3,818 Preussag AG (Diversified Industrial Manufacturing)         205,055
                                                                -----------
                                                                    463,258
 ------------------------------------------------------------------------------
  Hong Kong - 3.4%
   6,000 Cheung Kong Holdings, Ltd. (Real Estate)                    53,360
  19,000 China Telecom, Ltd. (Utilities)                             52,774
   5,000 CLP Holdings, Ltd. (Utilities)                              24,296
   4,000 Hang Seng Bank (Banks)                                      44,725
  22,000 Hong Kong & China Gas Co. (Utilities)                       31,900
  19,000 Hong Kong Telecommunications, Ltd. (Utilities)              49,345
  11,000 Hutchison Whampoa, Ltd. (Diversified Holding
         Companies)                                                  99,599
  14,000 New World Development Company, Ltd. (Real Estate)           41,953
   5,000 Sun Hung Kai Properties Co., Ltd. (Real Estate)             45,595
                                                                -----------
                                                                    443,547
 ------------------------------------------------------------------------------
  Ireland - 1.0%
   7,513 Bank of Ireland (Banks)                                    126,248
 ------------------------------------------------------------------------------
  Italy - 1.9%
  28,398 Credito Italiano Spa (Banks)                               124,708
   9,780 Monte Paschi Siena (Mining)                                 43,351
  92,618 SEAT- Pagine Gialle Spa (Media & Communications)            78,767
                                                                -----------
                                                                    246,826
 ------------------------------------------------------------------------------
  Japan - 23.1%
   2,300 Aderans Company, Ltd. (Retail)                              98,297
   9,000 Asahi Glass Co. (Diversified Industrial
         Manufacturing)                                              58,403
  10,000 Bank of Tokyo-Mitsubishi (Banks)                           142,432
   3,000 Bridgestone Corp. (Automobiles & Automobile Parts)          90,766
   5,000 Canon, Inc. (Computers/Office)                             143,837
   3,100 Circle K Japan Co. (Retail)                                129,156

The accompanying notes are an integral part of these financial statements.

                GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

  Shares Description                                                   Value

  Common Stocks - (continued)
  Japan - (continued)
   2,000 Fuji Photo Film, Ltd. (Entertainment & Leisure)         $    75,721
   1,000 Honda Motor Company, Ltd.
         (Automobiles & Automobile Parts)                             42,407
   3,000 Kao Corp. (Consumer Goods)                                   84,318
   8,000 Kirin Brewery, Ltd. (Alcohol)                                95,892
   1,400 Konami Co. (Business Services)                               57,866
  32,000 Mitsui Marine & Fire (Insurance)                            157,394
   7,000 NEC Corp. (Electronics)                                      87,088
  13,000 NGK Insulators, Ltd. (Diversified Industrial
         Manufacturing)                                              135,835
     900 Nintendo Company, Ltd. (Entertainment & Leisure)            126,552
      17 Nippon Telegraph & Telephone Corp. (Utilities)              198,148
       4 NTT Mobile Communication (Utilities)                         53,567
       1 NTT Mobile Communications Network (Utilities)                13,557
   1,000 Rohm Co. (Electronics)                                      156,650
   5,000 Shin-etsu Chemical Co., Ltd. (Chemical Products)            167,397
   1,000 SMC Corp. (Industrial Machinery)                            112,011
   6,000 Sumitomo Bakeli (Chemical Products)                          46,226
   2,000 Taisho Pharmaceutical Co. (Pharmaceuticals)                  66,132
   1,500 Takefuji Corp. (Financial Services)                         155,121
   1,000 TDK Corp. (Consumer Goods)                                   91,510
   4,000 Terumo Corp. (Pharmaceuticals)                               89,113
   7,000 Toppan Forms Company, Ltd. (Printing)                       133,091
   5,000 Yamanouchi Pharmaceutical (Pharmaceuticals)                 191,370
       2 Yoshinoya D&C Company, Ltd. (Entertainment & Leisure)        36,042
                                                                 -----------
                                                                   3,035,899
 -------------------------------------------------------------------------------
  Netherlands - 12.6%
   2,993 Benckiser NV (Consumer Goods)                               159,666
   1,348 Equant NV (Utilities)                                       124,229
   3,329 Fortis (NL) NV (Banks)                                      102,779
   4,705 Getronics NV (Computers/Office)                             180,911
   2,783 ING Groep NV* (Insurance)                                   150,615
   3,861 Koninklijke KPN NV (Utilities)                              181,095
     947 Philips Elec(Kon) (Mining)                                   93,375
   1,982 ST Microelectronics (Electronics)                           131,987
   6,011 TNT Post Group NV (Business Services)                       143,448
   5,445 VNU NV (Media & Communications)                             217,503
   4,296 Wolters Kluwer CVA (Media & Communications)                 170,941
                                                                 -----------
                                                                   1,656,549
 -------------------------------------------------------------------------------
  New Zealand - 0.1%
   3,200 Telecom Corp. of New Zealand IR (Utilities)                  13,723
 -------------------------------------------------------------------------------
  Portugal - 0.5%
   3,653 Electricidade de Portugal SA (Utilities)                     65,749
 -------------------------------------------------------------------------------
  Singapore - 1.1%
   4,000 City Developments (Real Estate)                              25,617
   2,000 Development Bank of Singapore (Banks)                        24,442
   6,000 Natsteel Electronics, Ltd. (Electronics)                     26,263
   2,000 Singapore Airlines, Ltd. (Airlines)                          19,036
   2,000 Singapore Press Holdings (Media & Communications)            34,078
  12,000 Singapore Tech Engineering (Aerospace/Defense)               13,608
   3,000 Singapore Telecommunications (Utilities)                      5,147
                                                                 -----------
                                                                     148,191
 -------------------------------------------------------------------------------
  Spain - 2.8%
   2,243 Acerinox SA (Diversified Industrial Manufacturing)           65,551
   4,246 Endesa SA (Utilities)                                        90,516
   4,328 Telefonica (Utilities)                                      208,933
                                                                 -----------
                                                                     365,000
 -------------------------------------------------------------------------------
  Sweden - 6.1%
   6,928 Ericsson Telecommunications (Computers/Office)              222,391
   8,068 ForeningsSparbanken AB (Banks)                              114,049
  15,892 Securitas AB (Business Services)                            237,753
  12,264 Skandia Forsakring (Insurance)                              229,706
                                                                 -----------
                                                                     803,899
 -------------------------------------------------------------------------------
  Switzerland - 4.3%
      93 Nestle SA (Food & Beverages)                                167,509
     112 Novartis AG (Pharmaceuticals)                               163,488
     774 UBS AG (Banks)                                              230,941
                                                                 -----------
                                                                     561,938
 -------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $11,800,747)                                             $12,716,387
 -------------------------------------------------------------------------------
  Preferred Stock - 0.6%
  Germany - 0.6%
   1,242 Henkel KGAA--Vorzug (Chemical Products)                 $    84,757
 -------------------------------------------------------------------------------
  TOTAL PREFERRED STOCK
  (Cost $96,802)                                                 $    84,757
 -------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

PAGE>

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
June 30, 1999 (Unaudited)

  Principal Interest   Maturity
   Amount     Rate       Date         Value
  Short-Term Obligation - 1.8%
  State Street Bank Euro Time Deposit
  $242,000     5.25%    07/1/99 $   242,000
 -------------------------------------------
  TOTAL SHORT-TERM OBLIGATION
  (Cost $242,000)               $   242,000
 -------------------------------------------
  TOTAL INVESTMENTS
  (Cost $12,139,549)(a)         $13,043,144
 -------------------------------------------
  Federal Income Tax
  Information:
  Gross unrealized gain for
  investments in which value
  exceeds cost                  $ 1,340,738
  Gross unrealized loss for
  investments in which cost
  exceeds value                    (447,811)
 -------------------------------------------
  Net unrealized gain           $   892,927
 -------------------------------------------

 *Non-income producing security.
 (a)The aggregate cost for federal income tax purposes is $12,150,217.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

  --------------------------------------------------
  Common and Preferred Stock Industry Concentrations
  --------------------------------------------------
  Aerospace/Defense                              0.1%
  Airlines                                       0.1
  Alcohol                                        1.2
  Automobiles & Automobile Parts                 1.0
  Banks                                         12.5
  Basic Industries                               0.1
  Business Services                              7.2
  Chemical Products                              3.9
  Computers/Office                               4.2
  Consumer Goods                                 2.5
  Diversified Holding Companies                  0.8
  Diversified Industrial Manufacturing           3.5
  Electronics                                    6.4
  Entertainment & Leisure                        2.5
  Financial Services                             1.3
  Food & Beverages                               1.8
  Health & Medical Services                      1.6
  Industrial Machinery                           0.9
  Insurance                                      6.5
  Media & Communications                         4.6
  Mining                                         1.0
  Oil & Gas                                      4.0
  Pharmaceuticals                                5.7
  Printing                                       1.0
  Real Estate                                    1.3
  Retail                                         2.9
  Tobacco                                        1.9
  Transportation/Storage                         0.8
  Utilities                                     16.0
  --------------------------------------------------
  TOTAL COMMON AND PREFERRED STOCKS             97.3%
  --------------------------------------------------

 The accompanying notes are an integral part of these financial statements.

           GOLDMAN SACHS VARIABLE INSURANCE TRUST SHORT DURATION GOVERNMENT FUND Shareholder Letter
 Dear Shareholder,
 We are pleased to report on the performance of the Goldman Sachs Variable In-surance Trust Short Duration Government Fund. This semiannual report covers the period from April 1, 1999, when the Fund began operations, through June
 30, 1999.

                   Performance Review

                   From April 1, 1999 through June 30, 1999, the Fund gener-ated a (0.20)% cumulative total return. During that period the Fund's benchmark, a Two-Year U.S. Treasury Security, had a 0.30% cumulative total return. The Fund's relative underperformance was attributable, in large part, to the general widening of non-Treasury spreads that has taken place since inception of the Fund.

                   Investment Objective

                   The Fund seeks a high level of current income and second-arily, in seeking current income, may also consider the po-tential for capital appreciation. The Fund invests primarily in securities that are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

                   Portfolio Composition

                   Top Portfolio Holdings as of June 30, 1999*

                                                                 Percentage of
              Security Type                                       Net Assets
              -------------                                      -------------
              Mortgage Backed Securities                             62.1%
              Asset Backed Securities                                18.8
              U.S. Treasuries                                        10.9
              Agency Debt                                             4.9
              Cash/Repurchase Agreement                               2.7

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                   Outlook

                   Given recent cheapening, we are generally optimistic re-garding the prospects for the mortgage and asset-backed markets. However, the pace at which spreads compress going forward will depend on numerous, yet-to-be-resolved fac-tors, including the direction of the Federal Reserve Board's policy, the behavior of spread sectors in general, and the impact of Y2K on investors' willingness to tolerate risk.

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs Fixed Income Management Team

                   July 29, 1999

GOLDMAN SACHS VARIABLE INSURANCE TRUST SHORT DURATION GOVERNMENT FUND Statement of Investments
June 30, 1999 (Unaudited)

  Principal Interest     Maturity
   Amount     Rate         Date        Value

  Agency Debentures - 5.0%
  Federal National Mortgage Association
  (FNMA)
  $500,000    5.75%      04/15/03 $  494,287
 -------------------------------------------
  TOTAL AGENCY DEBENTURES
  (Cost $491,571)                 $  494,287
 -------------------------------------------
  Asset-Backed Securities - 18.8%
  Auto - 7.8%
  Americredit Automobile Receivables
  Series 1997-D, Class A3
  $300,000    6.24%      09/05/03 $  299,785
  CIT RV Trust Series 1996-B, Class A3
   475,000    6.65       12/15/17    478,520
                                  ----------
                                  $  778,305
 -------------------------------------------
  Credit Card - 4.0%
  Fingerhut Master Trust Series 1998-1,
  Class A
  $400,000    6.07%      02/15/05 $  400,408
 -------------------------------------------
  Home Equity - 7.0%
  Advantage Mortgage Loan Trust Series
  1997-3, Class A
  $250,000    6.87%      09/25/21 $  250,781
  Southern Pacific Secured Assets Series
  1998-1, Class A
   450,000    6.27       03/25/19    449,433
                                  ----------
                                  $  700,214
 -------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (Cost $1,892,660)               $1,878,927
 -------------------------------------------
  Mortgage Backed Obligations - 62.1%
  Collateralized Mortgage Obligations -
   23.2%
  FHLMC Series 1454, Class L
  $198,956    5.47%(a)   04/15/22 $  200,140
  FHLMC Series 1510, Class JA
   354,739   5.83(a)     05/15/13    357,215
  FHLMC Series 1998, Class DB
   394,590    9.50       01/17/25    406,791
  FHLMC Series 2152, Class AB
   497,618    6.25       01/15/26    485,203
  FNMA Remic Trust 1992-49, Class G
   435,276    7.50       01/25/21    440,538
  INMC Series 1994-Q, Class A11
   428,110    7.50       09/25/14    431,963
                                  ----------
                                  $2,321,850
 -------------------------------------------
  Federal Home Loan Mortgage Corp.
  (FHLMC) - 19.4%
  $494,094    6.00%      04/01/14 $  477,725
   477,107    6.00       05/01/14    461,300
   501,801    6.00       05/01/14    485,177
   498,250    6.00       05/01/14    481,743
    28,899    6.00       05/01/14     27,941
                                  ----------
                                  $1,933,886
 -------------------------------------------

  Principal Interest   Maturity
   Amount     Rate       Date         Value

  Mortgage Backed Obliga-
  tions - continued
  Federal National Mortgage Association
  (FNMA) - 9.6%
  $631,055    6.50%    02/01/29 $   606,404
   369,018    6.50     02/01/29     355,984
                                -----------
                                $   962,388
 ------------------------------------------
  Government National Mortgage Association
  (GNMA) - 9.9%
  $ 15,887    7.00%    05/15/23 $    15,733
   968,297    7.00     07/15/23     958,914
    15,817    7.00     09/15/23      15,663
                                -----------
                                $   990,310
 ------------------------------------------
  TOTAL MORTGAGE BACKED OBLIGATIONS
  (Cost $6,260,858)             $ 6,208,434
 ------------------------------------------
  U.S. Treasury Obligations - 10.9%
  United States Treasury Notes
  $580,000    5.63%    11/30/00 $   581,543
   500,000    6.63     07/31/01     510,390
 ------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,100,189)             $ 1,091,933
 ------------------------------------------
  Repurchase Agreement - 2.0%
  Joint Repurchase Agreement Account II(b)
  $200,000    5.13%    07/01/99 $   200,000
 ------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $200,000)               $   200,000
 ------------------------------------------
  TOTAL INVESTMENTS(c)
  (Cost $9,945,278)             $ 9,873,581
 ------------------------------------------

The accompanying notes are an integral part of these financial statements.

           GOLDMAN SACHS VARIABLE INSURANCE TRUST SHORT DURATION GOVERNMENT FUND

 ----------------------------
  Federal Income Tax Infor-
   mation:
  Gross unrealized
  gain for
  investments in
  which
  value exceeds
  cost              $  6,497
  Gross unrealized
  loss for
  investments in
  which
  cost exceeds
  value              (78,194)
 ----------------------------
  Net unrealized
  loss              $(71,697)
 ----------------------------

 Futures contracts open at June 30, 1999 are as follows:

                        Number of
                        Contracts        Settlement    Unrealized
  Type               Long/(Short)(d)       Month      Gain/(Loss)
 ----------------------------------------------------------------
  Eurodollar Dollars         3         September 2000  $ (1,557)
  2 Year U.S.
  Treasury Note             19         September 1999     2,645
  5 Year U.S.
  Treasury Note             (8)        September 1999    (5,238)
  10 Year U.S.
  Treasury Note            (10)        September 1999    (9,220)
  U.S. Treasury Bond        (6)        September 1999     2,603
 ----------------------------------------------------------------
  Total                                                $(10,767)
 ----------------------------------------------------------------

 (a) Variable Rate Security. Coupon rate disclosed is that which is in effect at 6/30/99.
 (b) The repurchase agreement is fully collateralized by Federal Obligations.
 (c) The amount stated also represents aggregate cost for federal income tax purposes.
 (d) Each Euro Dollar contract represents $250,000 in notional par value. Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 5-Year, 10-Year U.S. Treasury Note and U.S. Treasury Bond contract represents $100,000 in notional par value. The total notional amount and market value at risk are $7,321,356 and $7,334,301, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND
Shareholder Letter
 Dear Shareholders,
 We are pleased to report on the performance of the Goldman Sachs Variable In-surance Trust Global Income Fund. This semiannual report covers the six-month period ended June 30, 1999.

                   Performance Review

                   For the six-month period ended June 30, 1999, the Fund gen-erated a (1.45)% cumulative total return. Over the same time period, the Fund's benchmark, the JP Morgan Global Government Bond Index (hedged into U.S. dollars), generated a cumulative total return of (0.24)%.

                   The greatest contributor to underperformance was the Fund's underweight Japanese bond allocation. Despite ongoing fears of further fiscal stimulus (and therefore increased bond supply) the Bank of Japan continued to supply liquidity to the market, driving short-term interest rates (i.e. 1 year or less) to below 10bps. This liquidity found its way pro-gressively along the yield curve, as banks took the oppor-tunity to purchase longer dated bonds - thereby driving down yields.

                   Also contributing to underperformance was a dramatic flat-tening in the U.S. yield curve between 10- and 30-year ma-turities. Unfortunately, the positive impact of the Fund's underweight duration position in the U.S. was more than offset by the negative impact of the flattening yield curve, as the portfolio was overweight in the 10-year sec-tor relative to the 30-year sector.

                   Investment Objective

                   The Fund seeks high total return, emphasizing current in-come and, to a lesser extent, providing opportunities for capital appreciation, primarily through investments in fixed-income securities of U.S. and foreign issuers and foreign currencies.

                   Portfolio Composition

                   Top Portfolio Holdings as of June 30, 1999*

                                                                 Percentage of
              Investment Holdings Denomination                    Net Assets
              --------------------------------                   -------------
              U.S. Dollar                                            28.6%
              Euro Currency                                          26.3
              Japanese Yen                                           16.4
              British Pound Sterling                                 13.2
              U.S. Dollar (Short Term Obligations)                   12.0
              Danish Krone                                            1.6

                   * Opinions expressed in this report represent our present opinions only. References to individual securities should not be construed as commitments that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it in-vests. References to individual securities do not consti-tute recommendations to the investor to buy, hold or sell such securities. In addition, references to past perfor-mance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

                       GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND

                   Outlook

                   In the short-term, the inflation outlook and prospect for the U.S. economy may result in further action by the Fed-eral Reserve Board. Over the longer term, we believe that the U.S. economy will remain strong, and that could dampen sentiment for Treasuries.

                   In Europe, while we agree that the economy will start to recover in the second half of 1999, inflation remains under control. Market sentiment is currently fragile and European bonds are unlikely to rally substantially without a sus-tainable recovery of Euro currency. However, the 100 basis points of rate hikes priced into the curve by this time next year seems too pessimistic in our view. As a result, we have taken the opportunity to place a small Europe-U.S. relative value trade for the portfolio, based on the rela-tive economic fundamentals of U.S. and Europe. We will con-sider a larger position if the Euro starts to appreciate. The European Central Bank is likely to continue to provide an accommodative monetary background to protect the moder-ate pace of economic recovery currently in evidence.

                   In Japan, we continue to see a very accommodative fiscal and monetary policy framework. This is causing Japanese government bonds to trade in a relatively narrow range, al-though volatility remains high.

                   We thank you for your investment and look forward to your continued confidence.

                   Goldman Sachs Global Income Management Team

                   London, July 29, 1999

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND
Statement of Investments
June 30, 1999 (Unaudited)

    Principal              Interest                     Maturity
     Amount(a)               Rate                         Date                         Value

  Foreign Debt Obligations - 57.5%
  British Pound Sterling - 13.2%
  Abbey National Treasury
  BPS   100,000              8.00%                      04/02/03                     $  166,903
  United Kingdom Treasury
        100,000              8.00                       06/10/03                        171,793
        250,000              9.50                       10/25/04                        465,951
                                                                                     ----------
                                                                                     $  804,647
 ----------------------------------------------------------------------------------------------
  Danish Krone - 1.6%
  Kingdom of Denmark
  DKK   600,000              8.00%                      05/15/03                     $   94,576
 ----------------------------------------------------------------------------------------------
  Euro Currency - 26.3%
  Baden-Wuerttembergische Land--Finance
  EUR   200,000              5.38%                      02/05/10                     $  108,189
  Citicorp
        100,000              5.50                       06/30/10                         52,975
  Federal Republic of Germany
        200,000              4.50                       08/19/02                        211,239
        300,000              6.00                       01/04/07                        339,421
        100,000              6.25                       01/04/24                        114,498
  Government of France
        100,000              4.50                       07/12/03                        105,561
        100,000              8.50                       04/25/23                        145,914
  Lehman Brothers Holdings
        100,000              4.75                       07/12/04                        101,693
  Republic of Italy
        100,000              4.50                       04/15/01                        105,180
        100,000              6.50                       11/01/27                        115,888
  Standard Charter Bank
        100,000              5.38                       05/06/09                         98,024
  The Royal Bank of Scotland
        100,000              4.88                       03/26/09                         98,920
                                                                                     ----------
                                                                                     $1,597,502
 ----------------------------------------------------------------------------------------------
  Japanese Yen - 16.4%
  Asian Development Bank
  JPY30,000,000              5.63%                      02/18/02                     $  280,222
  European Investment Bank
     20,000,000              2.13                       09/20/07                        170,133
  Government of Japan
     60,000,000              0.90                       12/22/08                        451,004
  Republic of Italy
     10,000,000              3.80                       03/27/08                         96,085
                                                                                     ----------
                                                                                     $  997,444
 ----------------------------------------------------------------------------------------------
  TOTAL FOREIGN DEBT OBLIGATIONS
  (Cost $3,687,324)                                                                  $3,494,169
 ----------------------------------------------------------------------------------------------

  Principal              Interest                       Maturity
  Amount(a)                Rate                           Date                           Value

  Corporate Bonds - 18.3%
  Bayerische Landesbank Girozentrale
  USD250,000              6.63%                         06/25/07                       $  246,450
  Ford Motor Credit Corp.
     200,000              6.13                          04/28/03                          196,838
  International Bank for Reconstruction and Development
     100,000              5.63                          03/17/03                           98,031
     100,000              5.75                          02/06/08                           94,083
  Merrill Lynch and Company, Inc.
     100,000              6.00                          02/12/03                           98,563
  Nederlandse Waterschapsbank
     100,000              6.13                          02/13/08                           95,473
  Ontario Hydro
     100,000              6.10                          01/30/08                           95,790
  Prudential Insurance Company of America
     100,000              6.38                          07/23/06                           95,240
  Sprint Capital Corp.
     100,000              6.38                          05/01/09                           93,893
 ------------------------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS
  (Cost $1,166,637)                                                                    $1,114,361
 ------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 10.3%
  United States Treasury Bonds
  USD100,000              11.25%                        02/15/15                       $  149,687
     100,000               6.75                         08/15/26                          107,062
  United States Treasury Notes
      70,000               7.00                         07/15/06                           74,145
     102,801               3.63                         01/15/08                           99,877
     200,000               5.63                         05/15/08                          195,906
 ------------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $642,884)                                                                      $  626,677
 ------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND

  Principal              Interest                       Maturity
  Amount(a)                Rate                           Date                           Value

  Short-Term Obligation - 12.0%
  State Street Bank & Trust Euro Time Deposit
  USD732,000               5.25%                        07/01/99                       $  732,000
 -------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATION
  (cost $732,000)                                                                      $  732,000
 -------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $6,228,845)(b)
                                                                                       $5,967,207
 -------------------------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which
  value exceeds cost                                                                   $      663
  Gross unrealized loss for investments in which
  cost exceeds value                                                                     (264,157)
 -------------------------------------------------------------------------------------------------
  Net unrealized loss                                                                  $ (263,494)
 -------------------------------------------------------------------------------------------------

 (a) The principal amount of each security is stated in the currency in which the bond is denominated. See below.
 BPS = British Pound Sterling
                  JPY = Japanese Yen
 DKK = Danish Krone
                  USD = United States Dollar
 EUR = Euro Currency
 (b) The aggregate cost for federal income tax purposes is $6,230,701.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Statements of Assets and Liabilities
June 30, 1999 (Unaudited)

                             Growth and   CORE U.S. CORE Large Cap  CORE Large Cap
                            Income Fund Equity Fund    Growth Fund      Value Fund

 Assets:

  Investment in
  securities, at value
  (identified cost
  $20,543,769,
  $15,199,530,
  $12,066,675, $3,079,287,
  $5,508,383, $5,319,693,
  $14,073,325,
  $10,185,773,
  $12,139,549, $9,945,278,
  $6,228,845)               $21,486,868 $17,777,876    $14,756,176      $3,372,794
  Cash, at value                 18,882      73,419         50,310          20,908
  Receivables:
   Investment securities
   sold                         249,224     164,203        888,805         310,273
   Dividends and interest,
   at value                      32,405      13,127          9,087           3,784
   Fund shares sold              10,463      58,737         54,576              --
   Forward foreign
   currency exchange
   contracts                         --          --             --              --
   Variation margin              37,500       6,250         18,021              --
   Reimbursement from
   adviser                       26,044      24,064         25,110          36,891
  Deferred organization
  expenses, net                  14,602      14,965         14,966              --
  Other assets                    1,104       1,045            631               3
 ---------------------------------------------------------------------------------
  Total assets               21,877,092  18,133,686     15,817,682       3,744,653
 ---------------------------------------------------------------------------------

 Liabilities:

  Payables:
   Investment securities
   purchased                     79,718          --      1,979,609         357,166
   Fund shares repurchased       59,127          16          3,400           4,386
   Amounts owed to
   affiliates                    31,030      28,487         25,298           8,705
   Forward foreign
   currency exchange
   contracts                         --          --             --              --
   Variation margin                  --          --             --              --
  Options written, at
  value                           1,537          --             --              --
  Accrued expenses and
  other liabilities              36,603      40,265         37,517          38,274
 ---------------------------------------------------------------------------------
  Total liabilities             208,015      68,768      2,045,824         408,531
 ---------------------------------------------------------------------------------

 Net Assets:

  Paid-in capital            20,096,208  15,255,404     11,420,022       3,006,507
  Accumulated
  undistributed net
  investment income             139,463      42,412         17,620           9,743
  Accumulated
  undistributed net
  realized gain (loss) on
  investment, options,
  futures and foreign
  currency related
  transactions                  391,022     181,991       (355,285)         26,365
  Net unrealized gain
  (loss) on investments,
  options, futures and
  translation of assets
  and liabilities
  denominated in foreign
  currencies                  1,042,384   2,585,111      2,689,501         293,507
 ---------------------------------------------------------------------------------
  NET ASSETS                $21,669,077 $18,064,918    $13,771,858      $3,336,122
 ---------------------------------------------------------------------------------
  Total shares of
  beneficial interest
  outstanding, no par
  value (unlimited shares
  authorized)                 1,877,281   1,390,189      1,047,688         300,687
  Net asset value and
  redemption price per
  share                     $     11.54 $     12.99    $     13.14      $    11.09
 ---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

                                 Mid Cap Value          CORE               Short Duration
  CORE Small Cap       Capital  Fund (formerly International International     Government       Global
     Equity Fund   Growth Fund Mid Cap Equity)   Equity Fund   Equity Fund           Fund  Income Fund


      $5,851,274    $6,406,741     $15,168,425   $10,331,143   $13,043,144     $9,873,581   $5,967,207
          46,545         6,410          40,878       137,410        65,552         74,120        5,950
       1,643,347         2,742           5,053     3,307,000        60,686             --       86,558
           3,779         3,737           8,046         9,702        28,206         64,041       84,002
             478         8,547         111,918            --        23,964             --        4,778
              --            --              --            --        12,450             --       67,867
              --            --              --            --            --             --           --
          42,457        17,900          21,237        77,356        28,968         23,958       24,476
          14,966        15,828          15,839            --        14,602             --       14,602
             420           368             429        10,000           946             --          511
 ------------------------------------------------------------------------------------------------------
       7,603,266     6,462,273      15,371,825    13,872,611    13,278,518     10,035,700    6,255,951
 ------------------------------------------------------------------------------------------------------


       1,708,421            --         482,311     3,274,781        30,834             --      106,267
             996           167          11,692        10,281            66          3,015        2,897
          21,463        21,282          26,052        14,114        28,628         11,333       22,399
              --            --              --            --        26,126             --        5,135
              --            --              --            --            --          8,128           --
              --            --           3,381            --            --             --           --
          37,219        40,982          44,204       100,137        45,897         23,145       38,051
 ------------------------------------------------------------------------------------------------------
       1,768,099        62,431         567,640     3,399,313       131,551         45,621      174,749
 ------------------------------------------------------------------------------------------------------


       5,988,809     5,227,813      13,639,629    10,002,686    11,458,532     10,009,314    6,014,901
           6,958           729          52,570        79,506        44,127        117,878      125,226
        (503,491)       84,252          16,303       247,903       748,342        (54,649)     149,964
         342,891     1,087,048       1,095,683       143,203       895,966        (82,464)    (208,889)
 ------------------------------------------------------------------------------------------------------
      $5,835,167    $6,399,842     $14,804,185   $10,473,298   $13,146,967     $9,990,079   $6,081,202
 ------------------------------------------------------------------------------------------------------
         612,214       500,713       1,479,679     1,000,793     1,074,848      1,000,931      597,983
           $9.53    $    12.78     $     10.00   $     10.46   $     12.23     $     9.98   $    10.17
 ------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Statements of Operations
For the Period Ended June 30, 1999 (Unaudited)

                              Growth and    CORE U.S.  CORE Large Cap  CORE Large Cap
                             Income Fund  Equity Fund     Growth Fund   Value Fund(a)
  Investment income(b):
  Dividends                   $  152,891   $   82,360      $   49,669        $ 13,672
  Interest                        62,605       14,252           9,038           2,536
 -------------------------------------------------------------------------------------
  Total income                   215,496       96,612          58,707          16,208
 -------------------------------------------------------------------------------------
  Expenses:
  Management fees                 63,361       47,425          35,952           5,657
  Transfer agent fees             10,884        8,356           9,846           6,825
  Custodian fees                  22,943       25,040          20,803          29,782
  Registration fees                  930        2,036           1,795             276
  Professional fees               27,166       24,432          24,430          13,650
  Trustee fees                     4,418        4,417           4,419           1,695
  Amortization of deferred
  organization expenses            2,054        2,054           2,054              --
  Other                            7,024        6,678           6,356           3,909
 -------------------------------------------------------------------------------------
  Total expenses                 138,780      120,438         105,655          61,794
 -------------------------------------------------------------------------------------
  Less -- expenses
  reimbursed by Goldman
  Sachs                          (62,747)     (66,238)        (64,568)        (55,329)
 -------------------------------------------------------------------------------------
  Net expenses                    76,033       54,200          41,087           6,465
 -------------------------------------------------------------------------------------
  NET INVESTMENT INCOME          139,463       42,412          17,620           9,743
 -------------------------------------------------------------------------------------
  Realized and unrealized gain (loss) on investment, options, futures and foreign currency transactions:
  Net realized gain (loss)
  from:
  Investment transactions        845,585      379,359         206,032          26,365
  Options written                    940           --              --              --
  Futures transactions              (778)      39,603          66,334              --
  Foreign currency related
  transactions                        38           --              --              --
  Net change in unrealized
  gain (loss) on:
  Investments                    688,292    1,265,235         993,547         293,507
  Options written                  3,892           --              --              --
  Futures                         95,393        6,769              --              --
  Translation of assets
  and liabilities
  denominated in foreign
  currencies                          --           --              --              --
 -------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment, options,
  futures and foreign
  currency transactions:       1,633,362    1,690,966       1,265,913         319,872
 -------------------------------------------------------------------------------------
  NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS             $1,772,825   $1,733,378      $1,283,533        $329,615
 -------------------------------------------------------------------------------------

 (a) Commencement of operation on April 1, 1999.
 (b) For the Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth, Mid Cap Value, CORE International Equity, International Equity and Global Income Funds, taxes withheld on dividends and interests were $2,085, $1,928, $2,482, $4, $502, $53,
     $14,501, $14,783 and $214, respectively.
The accompanying notes are an integral part of these financial statements.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

                                  Mid Cap Value            CORE                 Short Duration
  CORE Small Cap       Capital   Fund (formerly   International  International      Government       Global
     Equity Fund   Growth Fund  Mid Cap Equity)  Equity Fund(a)    Equity Fund         Fund(a)  Income Fund
         $28,684      $ 22,493       $   49,543        $ 94,939       $120,749       $      --    $      --
             498         1,761           41,159          12,985         10,680         135,339      162,889
 -----------------------------------------------------------------------------------------------------------
          29,182        24,254           90,702         107,924        131,429         135,339      162,889
 -----------------------------------------------------------------------------------------------------------
          18,522        19,604           32,111          21,959         59,690          13,720       26,666
          12,400         8,908            8,325           6,825          8,628           6,825        9,931
          44,693        18,590           20,677          95,054         45,012          12,657       19,993
           1,739         1,190              914             920          2,580             920        1,797
          24,431        18,969           23,667          13,650         23,370          13,650       24,399
           4,418         4,417            4,418           1,695          4,418           1,695        4,418
           2,054         2,054            2,054              --          2,054              --        2,054
           6,130         5,853            6,163           3,981          6,818           3,981        6,317
 -----------------------------------------------------------------------------------------------------------
         114,387        79,585           98,329         144,084        152,570          53,448       95,575
 -----------------------------------------------------------------------------------------------------------
        (92,163)       (56,060)         (60,197)       (115,666)       (77,958)        (35,987)     (64,464)
 -----------------------------------------------------------------------------------------------------------
          22,224        23,525           38,132          28,418         74,612          17,461       31,111
 -----------------------------------------------------------------------------------------------------------
           6,958           729           52,570          79,506         56,817         117,878      131,778
 -----------------------------------------------------------------------------------------------------------
         267,924       107,577          182,230         278,799        719,886         (69,096)     (10,538)
              --            --            3,741              --             --              --           --
              --            --           53,358              --             --          14,447           --
              --            --                3         (30,896)        20,530              --      162,358
          41,641       553,759        1,250,195         145,187       (443,473)        (71,697)    (427,032)
              --            --              583              --             --              --           --
              --            --          (42,855)             --             --         (10,767)          --
              --            --               (8)         (1,984)          (455)             --       54,393
 -----------------------------------------------------------------------------------------------------------
         309,565       661,336        1,447,247         391,106        296,488        (137,113)    (220,819)
 -----------------------------------------------------------------------------------------------------------
        $316,523      $662,065       $1,499,817        $470,612       $353,305       $ (19,235)   $ (89,041)
 -----------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Statements of Changes in Net Assets
For the Period Ended June 30, 1999 (Unaudited)

                             Growth and    CORE U.S.  CORE Large Cap  CORE Large Cap
                            Income Fund  Equity Fund     Growth Fund   Value Fund(a)
  From operations:
  Net investment income     $   139,463  $    42,412     $    17,620      $    9,743
  Net realized gain (loss)
  on investment, options,
  futures and foreign
  currency related
  transactions                  845,785      418,962         272,366          26,365
  Net change in unrealized
  gain (loss) on
  investments, options,
  futures and translation
  of assets and
  liabilities denominated
  in foreign currencies         787,577    1,272,004         993,547         293,507
 ------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations             1,772,825    1,733,378       1,283,533         329,615
 ------------------------------------------------------------------------------------
  From share transactions:
  Proceeds from sales of
  shares                      7,317,688    8,581,519       4,439,208          17,327
  Reinvestment of
  dividends and
  distributions                      --           --              --              --
  Cost of shares
  repurchased                (1,235,865)  (2,058,840)       (165,272)        (10,820)
 ------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from share transactions     6,081,823    6,522,679       4,273,936           6,507
 ------------------------------------------------------------------------------------
  TOTAL INCREASE
  (DECREASE)                  7,854,648    8,256,057       5,557,469         336,122
 ------------------------------------------------------------------------------------
  Net assets:
  Beginning of period        13,814,429    9,808,861       8,214,389       3,000,000
 ------------------------------------------------------------------------------------
  End of period             $21,669,077  $18,064,918     $13,771,858      $3,336,122
 ------------------------------------------------------------------------------------
  Accumulated
  undistributed net
  investment income         $   139,463  $    42,412     $    17,620      $    9,743
 ------------------------------------------------------------------------------------
  Summary of share trans-
  actions:
  Shares sold                   668,662      701,466         357,558         301,670
  Shares issued on
  reinvestment of
  dividends and
  distributions                      --           --              --              --
  Shares repurchased           (113,265)    (170,279)        (13,091)           (983)
 ------------------------------------------------------------------------------------
  TOTAL                         555,397      531,187         344,467         300,687
 ------------------------------------------------------------------------------------

 (a) Commencement of operation April 1, 1999.
The accompanying notes are an integral part of these financial statements.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

                                  Mid Cap Value            CORE                 Short Duration
  CORE Small Cap       Capital   Fund (formerly   International  International      Government       Global
     Equity Fund   Growth Fund  Mid Cap Equity)  Equity Fund(a)    Equity Fund         Fund(a)  Income Fund
      $    6,958    $      729      $    52,570     $    79,506    $    56,817      $  117,878   $  131,778
         267,924       107,577          239,332         247,903        740,416         (54,649)     151,820
          41,641       553,759        1,207,915         143,203       (443,928)        (82,464)    (372,639)
 -----------------------------------------------------------------------------------------------------------
         316,523       662,065        1,499,817         470,612        353,305         (19,235)     (89,041)
 -----------------------------------------------------------------------------------------------------------
         738,478     1,612,175       10,369,594          19,639      3,379,079          17,492      461,292
              --            --               --              --             --              --           --
         (60,726)     (337,452)      (2,669,122)        (16,953)    (1,791,139)         (8,178)     (32,335)
 -----------------------------------------------------------------------------------------------------------
         677,752     1,274,723        7,700,472           2,686      1,587,940           9,314      428,957
 -----------------------------------------------------------------------------------------------------------
         994,275     1,936,788        9,200,289         473,298      1,941,245          (9,921)     339,916
 -----------------------------------------------------------------------------------------------------------
       4,840,892     4,463,054        5,603,896      10,000,000     11,205,722      10,000,000    5,741,286
 -----------------------------------------------------------------------------------------------------------
      $5,835,167    $6,399,842      $14,804,185     $10,473,298    $13,146,967      $9,990,079   $6,081,202
 -----------------------------------------------------------------------------------------------------------
      $    6,958    $      729      $    52,570     $    79,506    $    44,127      $  117,878   $  125,226
 -----------------------------------------------------------------------------------------------------------
          83,471       134,965        1,113,374       1,001,957        281,177       1,001,750       44,625
              --            --               --              --             --              --           --
         (6,765)       (28,689)        (287,536)         (1,164)      (147,389)           (819)      (3,130)
 -----------------------------------------------------------------------------------------------------------
          76,706       106,276          825,838       1,000,793        133,788       1,000,931       41,495
 -----------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Statements of Changes in Net Assets
For the Period Ended December 31, 1998(a)

                                                                    Growth and
                                                                   Income Fund
  From operations:
  Net investment income                                            $   117,677
  Net realized gain (loss) on investments, futures and foreign
   currency transactions                                              (454,763)
  Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in
   foreign currencies                                                  254,807
 ------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations      (82,279)
 ------------------------------------------------------------------------------
  Distributions to shareholders:
  From net investment income                                          (117,677)
  In excess of net investment income                                    (3,441)
  From net realized gain on investment transactions                         --
 ------------------------------------------------------------------------------
  Total distributions to shareholders                                 (121,118)
 ------------------------------------------------------------------------------
  From share transactions:
  Proceeds from sales of shares                                     14,318,816
  Reinvestment of dividends and distributions                          121,118
  Cost of shares repurchased                                          (522,108)
 ------------------------------------------------------------------------------
  Net increase in net assets resulting from share transactions      13,917,826
 ------------------------------------------------------------------------------
  TOTAL INCREASE                                                    13,714,429
 ------------------------------------------------------------------------------
  Net assets:
  Beginning of period                                                  100,000
 ------------------------------------------------------------------------------
  End of period                                                    $13,814,429
 ------------------------------------------------------------------------------
  Accumulated distributions in excess of net investment income     $        --
 ------------------------------------------------------------------------------
  Summary of share transactions:
  Shares sold                                                        1,362,585
  Shares issued on reinvestment of dividends and distributions          11,782
  Shares repurchased                                                   (52,483)
 ------------------------------------------------------------------------------
  TOTAL                                                              1,321,884
 ------------------------------------------------------------------------------

 (a) The Growth and Income, International Equity and Global Income Funds commenced operations on January 12, 1998; the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds commenced operations on February 13, 1998; the Capital Growth and Mid Cap Equity Funds commenced operations on April 30, 1998 and May 1, 1998, respectively.
The accompanying notes are an integral part of these financial statements.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

    CORE U.S.   CORE Large Cap CORE Small Cap     Capital      Mid Cap  International      Global
  Equity Fund      Growth Fund    Equity Fund Growth Fund  Equity Fund    Equity Fund Income Fund
   $   41,873     $   10,579     $   12,998   $    9,584   $    40,774   $    20,063  $  236,855
     (236,971)      (627,651)      (771,415)     (23,325)     (223,031)       59,153      23,945
    1,313,107      1,695,954        301,250      533,289      (112,232)    1,339,894     163,750
 ------------------------------------------------------------------------------------------------
    1,118,009      1,078,882       (457,167)     519,548      (294,489)    1,419,110     424,550
 ------------------------------------------------------------------------------------------------
      (41,873)       (10,579)       (12,998)      (9,584)      (40,774)           --    (213,231)
       (1,567)        (1,864)        (1,946)      (1,046)       (2,334)           --          --
           --             --             --           --            --       (85,668)    (57,323)
 ------------------------------------------------------------------------------------------------
      (43,440)       (12,443)       (14,944)     (10,630)      (43,108)      (85,668)   (270,554)
 ------------------------------------------------------------------------------------------------
    9,097,369      7,271,607      5,329,424    3,988,296     6,990,413     9,861,289   5,338,273
       43,440         12,443         14,944       10,630        43,107        85,668     270,269
     (406,517)      (136,100)       (31,365)     (44,790)   (1,092,027)      (74,677)    (21,252)
 ------------------------------------------------------------------------------------------------
    8,734,292      7,147,950      5,313,003    3,954,136     5,941,493     9,872,280   5,587,290
 ------------------------------------------------------------------------------------------------
    9,808,861      8,214,389      4,840,892    4,463,054     5,603,896    11,205,722   5,741,286
 ------------------------------------------------------------------------------------------------
           --             --             --           --            --            --          --
 ------------------------------------------------------------------------------------------------
   $9,808,861     $8,214,389     $4,840,892   $4,463,054   $ 5,603,896   $11,205,722  $5,741,286
 ------------------------------------------------------------------------------------------------
   $       --     $       --     $       --   $       --   $        --   $   (12,690) $   (6,552)
 ------------------------------------------------------------------------------------------------
      893,251        715,088        537,211      397,752       781,599       940,178     532,484
        3,963          1,122          1,756          995         5,238         7,521      26,012
      (38,212)       (12,989)        (3,459)      (4,310)     (132,996)       (6,639)     (2,008)
 ------------------------------------------------------------------------------------------------
      859,002        703,221        535,508      394,437       653,841       941,060     556,488
 ------------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Financial Highlights
Selected Data for a Share Outstanding

                                             Income from
                                      investment operations(c)    Distributions to shareholders
                                      ------------------------- ----------------------------------
                                                  Net realized                            From
                                                 and unrealized                       net realized
                                                 gain (loss) on                         gain on
                            Net asset              investment              In excess   investment
                            value at     Net       option and    From net    of net       and
                            beginning investment    futures     investment investment   futures
                            of period   income    transactions    income     income   transactions
  Growth and Income Fund
  For the six months ended
  June 30, 1999
  (unaudited)                $10.45     $0.07        $ 1.02       $   --     $   --      $   --
  For the period ended
  December 31, 1998(b)        10.00      0.09          0.45        (0.09)        --          --
 -------------------------------------------------------------------------------------------------
  CORE U.S. Equity Fund
  For the six months ended
  June 30, 1999
  (unaudited)                 11.42      0.03          1.54           --         --          --
  For the period ended
  December 31, 1998(b)        10.00      0.05          1.42        (0.05)        --          --
 -------------------------------------------------------------------------------------------------
  CORE Large Cap Growth
  Fund
  For the six months ended
  June 30, 1999
  (unaudited)                 11.68      0.02          1.44           --         --          --
  For the period ended
  December 31, 1998(b)        10.00      0.02          1.68        (0.02)        --          --
 -------------------------------------------------------------------------------------------------
  CORE Large Cap Value
  Fund
  For the three months
  ended June 30, 1999
  (unaudited)(a)              10.00      0.03          1.06           --         --          --
 -------------------------------------------------------------------------------------------------
  CORE Small Cap Equity
  Fund
  For the six months ended
  June 30, 1999
  (unaudited)                  9.04      0.01          0.48           --         --          --
  For the period ended
  December 31, 1998(b)        10.00      0.02         (0.95)       (0.02)     (0.01)         --
 -------------------------------------------------------------------------------------------------
  Capital Growth Fund
  For the six months ended
  June 30, 1999
  (unaudited)                 11.31        --          1.47           --         --          --
  For the period ended
  December 31, 1998(b)        10.00      0.03          1.31        (0.03)        --          --
 -------------------------------------------------------------------------------------------------
  Mid Cap Value Fund
  (formerly Mid Cap
  Equity)
  For the six months ended
  June 30, 1999
  (unaudited)                  8.57      0.04          1.39           --         --          --
  For the period ended
  December 31, 1998(b)        10.00      0.07         (1.43)       (0.07)        --          --
 -------------------------------------------------------------------------------------------------
  CORE International
  Equity Fund
  For the three months
  ended June 30, 1999
  (unaudited)(a)              10.00      0.08          0.38           --         --          --
 -------------------------------------------------------------------------------------------------
  International Equity
  Fund
  For the six months ended
  June 30, 1999
  (unaudited)                 11.91      0.05          0.27           --         --          --
  For the period ended
  December 31, 1998(b)        10.00      0.02          1.98           --         --       (0.09)
 -------------------------------------------------------------------------------------------------
  Short Duration
  Government Fund
  For the three months
  ended June 30, 1999
  (unaudited)(a)              10.00      0.12         (0.14)          --         --          --
 -------------------------------------------------------------------------------------------------
  Global Income Fund
  For the six months ended
  June 30, 1999
  (unaudited)                 10.32      0.22         (0.37)          --         --          --
  For the period ended
  December 31, 1998(b)        10.00      0.45          0.38        (0.40)        --       (0.11)
 -------------------------------------------------------------------------------------------------

 (a) The CORE Large Cap Value, CORE International Equity and Short Duration Government commenced operations on April 1, 1999.
 (b) Growth and Income, International Equity and Global Income commenced operations on January 12, 1998; CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds commenced operations on February 13, 1998; Capital Growth and Mid Cap Value Funds commenced operations on April 30, 1998 and May 1, 1998, respectively.
 (c) Includes the balancing effect of calculating per share amounts.
 (d) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
 (e) Annualized.
The accompanying notes are an integral part of these financial statements.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

                                                                             Ratios assuming no
                                                                           expense reimbursements
                                                                         ---------------------------
         Net                          Net                    Ratio of                    Ratio of
    increase                        assets     Ratio of         net        Ratio of         net
  (decrease)   Net asset            at end        net       investment        net       investment
      in net    value,                of       expenses       income       expenses     income/loss  Portfolio
       asset    end of     Total    period    to average    to average    to average    to average   turnover
       value    period   return(d) (in 000s) net assets(e) net assets(e) net assets(e) net assets(e)   rate
    $ 1.09      $11.54     10.43%   $21,669      0.90%         1.65%         1.64%          0.91%        57%
      0.45       10.45      5.47     13,814      0.90          1.85          2.69           0.06         88
 -------------------------------------------------------------------------------------------------------------
      1.57       12.99     13.75     18,065      0.80          0.63          1.78          (0.35)        50
      1.42       11.42     14.73      9,809      0.80          0.70          2.83          (1.33)        75
 -------------------------------------------------------------------------------------------------------------
      1.46       13.14     12.50     13,772      0.80          0.34          2.06          (0.92)        41
      1.68       11.68     16.99      8,214      0.80          0.20          2.87          (1.87)        69
 -------------------------------------------------------------------------------------------------------------
      1.09       11.09     10.90      3,336      0.80          1.21          7.65          (5.64)        10
 -------------------------------------------------------------------------------------------------------------
      0.49        9.53      5.42      5,835      0.90          0.28          4.63          (3.45)        62
     (0.96)       9.04     (9.30)     4,841      0.90          0.30          3.92          (2.72)        74
 -------------------------------------------------------------------------------------------------------------
      1.47       12.78     13.00      6,400      0.90          0.03          3.04          (2.11)        16
      1.31       11.31     13.40      4,463      0.90          0.42          4.92          (3.60)        20
 -------------------------------------------------------------------------------------------------------------
      1.43       10.00     16.69     14,804      0.95          1.31          2.45          (0.19)        39
     (1.43)       8.57    (13.56)     5,604      0.95          1.74          4.79          (2.10)        38
 -------------------------------------------------------------------------------------------------------------
      0.46       10.46      4.60     10,473      1.10          3.08          5.58          (1.40)        50
 -------------------------------------------------------------------------------------------------------------
      0.32       12.23      2.69     13,147      1.25          0.95          2.56          (0.36)        48
      1.91       11.91     20.07     11,206      1.25          0.23          2.97          (1.49)        76
 -------------------------------------------------------------------------------------------------------------
     (0.02)       9.98     (0.20)     9,990      0.70          4.73          2.14           3.29         97
 -------------------------------------------------------------------------------------------------------------
     (0.15)      10.17     (1.45)     6,081      1.05          4.45          3.23           2.27        105
      0.32       10.32      8.29      5,741      1.05          4.59          3.30           2.34        203
 -------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Notes to Financial Statements
June 30, 1999 (Unaudited)

 1. ORGANIZATION

 Goldman Sachs Variable Insurance Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940, as amended ("the Act") as an open-end, management investment company. The Trust includes Goldman Sachs Growth and Income Fund ("Growth and Income"), Goldman Sachs CORE U.S. Equity Fund ("CORE U.S. Equity"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth"), Goldman Sachs CORE Large Cap Value Fund ("CORE Large Cap Value"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity"), Goldman Sachs Capital Growth Fund ("Capital Growth"), Goldman Sachs Mid Cap Value Fund ("Mid Cap Value") (formerly Mid Cap Equity), Goldman Sachs CORE International Equity Fund ("CORE Interna-tional Equity") Goldman Sachs International Equity Fund ("International Equi-ty"), Goldman Sachs Short Duration Government Fund ("Short Duration Government") and Goldman Sachs Global Income Fund ("Global Income"), collec-tively, "the Funds" or individually a "Fund". Each Fund, except the Global Income Fund, is diversified under the Act. The Global Income Fund is a "non-diversified" Fund under the Act.
   Shares of the Trust may be purchased and held by separate accounts of par-ticipating life insurance companies for the purpose of funding variable annu-ity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

 A. Investment Valuation -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quo-tations are not readily available, are valued at fair value using methods ap-proved by the Board of Trustees.

 B. Securities Transactions and Investment Income -- Securities transactions are recorded as of the trade date. Realized gains and losses on sales of in-vestments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned. Growth and Income and Global Income do not amortize premiums. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to such taxes.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

 C. Foreign Currency Translations -- Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valu-ations, other assets and liabilities initially expressed in foreign curren-cies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign currency exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward ex-change contracts; and (iii) gains and losses from the difference between amounts of interest and dividend recorded and the amounts actually received.

 D. Forward Foreign Currency Exchange Contracts -- CORE International Equity, International Equity, Global Income, Growth and Income, Capital Growth and Mid Cap Value may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a fu-ture date as a hedge or cross-hedge against either specific transactions or portfolio positions. CORE International Equity, International Equity and Global Income may also purchase and sell forward contracts to seek to in-crease total return. All commitments are "marked-to-market" daily at the ap-plicable translation rates and any resulting unrealized gains or losses are recorded in each Fund's financial statements. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 E. Mortgage Dollar Rolls -- Global Income and Short Duration Government may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the in-terest earned on the cash proceeds of the securities sold until the settle-ment date of the forward purchase. The Fund will hold and maintain in a segregated account, until the settlement date, cash, liquid assets or high-grade debt securities in an amount equal to the forward purchase price. For financial reporting and tax reporting purposes, the Fund treats mortgage dol-lar rolls as two separate transactions; one involving the purchase of a secu-rity and a separate transaction involving a sale.

 F. Futures Contracts -- The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek an increase of total return.
   Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum initial margin requirement of the futures exchange on which the contract is traded. Payments for marked to market on futures contracts ("variation margin") are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss equal to the difference between the value of the futures con-tract to sell and the value of futures contract to buy. Gains and losses are reported in the Statements of Operations.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)
June 30, 1999 (Unaudited)

   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the under-lying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and potentially result in a loss.

 G. Option Accounting Principles -- When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds en-ter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a pur-chased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

 H. Federal Taxes -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax- exempt income to its shareholders. Accordingly, no federal tax pro-visions are required.
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, de-pending on the type of book/tax differences that may exist as well as timing differences.
   As of December 31, 1998, the following Funds had capital loss carryforwards for U.S. federal tax purposes. This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

                                        Year of
  Fund                         Amount  Expiration
 ------------------------------------------------
  Growth and Income Fund      $382,000    2006
 ------------------------------------------------
  CORE U.S. Equity Fund        237,000    2006
 ------------------------------------------------
  CORE Large Cap Growth Fund   628,000    2006
 ------------------------------------------------
  CORE Small Cap Equity Fund   760,000    2006
 ------------------------------------------------
  Capital Growth Fund           22,000    2006
 ------------------------------------------------
  Mid Cap Value Fund           138,000    2006
 ------------------------------------------------

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

 I. Deferred Organization Expenses -- Organization-related costs are being am-ortized on a straight-line basis over a period of five years. Included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities, Capital Growth and Mid Cap Value Funds owed $8,367 and $8,365, respectively, to an affiliate for organizational expenses in-curred for the period ended June 30, 1999.
   The deferred organization costs for Growth and Income, International Equity and Global Income Funds each have an unamortized period remaining through January 12, 2003; the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds each have an unamortized period remaining through February 13, 2003; the Capital Growth and Mid Cap Value Funds have an unamortized pe-riod remaining through April 30, 2003 and May 1, 2003, respectively.

 J. Expenses -- Expenses incurred by the Trust that do not specifically relate to an individual portfolio of the Trust are generally allocated to the port-folios on a pro-rata basis.

 K. Segregatable Transactions -- As set forth in the prospectus, certain Funds may enter into transactions to seek total return such as forward foreign cur-rency exchange contracts, futures contracts, written options, mortgage dollar rolls, when issued and forward commitments that require the Funds to segre-gate assets on the accounting records equal to or greater than the market value of the corresponding transactions. It is each Fund's policy to maintain liquid assets as collateral to cover these requirements.

 3. AGREEMENTS

 Pursuant to the Investment Management Agreement (the "Agreement"), Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the investment adviser for Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity, Capital Growth, Mid Cap Value, CORE International Eq-uity and Short Duration Government Funds. Goldman Sachs Asset Management In-ternational ("GSAMI"), an affiliate of Goldman Sachs, serves as the investment adviser for International Equity and Global Income. Under the Agreement, the advisers, subject to the general supervision of the Trust's Board of Trustees, manage the Funds' portfolios (GSAM and GSAMI are each re-ferred to herein as the "investment adviser"). As compensation for the serv-ices rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds' business affairs, including pro-viding facilities, the adviser is entitled to a fee, computed daily and pay-able monthly at an annual rate of the average daily net assets as follows:

                                      Advisor
  Fund                                  Fee
 --------------------------------------------
  Growth and Income Fund               0.75%
 --------------------------------------------
  CORE U.S. Equity Fund                0.70
 --------------------------------------------
  CORE Large Cap Growth Fund           0.70
 --------------------------------------------
  CORE Large Cap Value Fund            0.70
 --------------------------------------------
  CORE Small Cap Equity Fund           0.75
 --------------------------------------------
  Capital Growth Fund                  0.75
 --------------------------------------------
  Mid Cap Value Fund                   0.80
 --------------------------------------------
  CORE International Equity Fund       0.85
 --------------------------------------------
  International Equity Fund            1.00
 --------------------------------------------
  Short Duration Government Fund       0.55
 --------------------------------------------
  Global Income Fund                   0.90
 --------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)
June 30, 1999 (Unaudited)

   The advisor has voluntarily agreed to limit certain "Other Expenses" of the Funds (excluding management fees, taxes, interest, brokerage fees, litigation and indemnification and other extraordinary expenses) to the extent that such expenses exceed .15%, .10%, .10%, .10%, .15%, .15%, .15%, .25%, .25%, .15%
 and .15% of the average daily net assets of Growth and Income, CORE U.S. Eq-uity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity, Capital Growth, Mid Cap Value, CORE International Equity, International Equi-ty, Short Duration Government and Global Income, respectively.
   For the period ended June 30, 1999, the adviser has voluntarily agreed to reimburse other expenses as follows (amounts in thousands):

                                                                           Reimbursement
 Fund                                  Reimbursement                        Outstanding
 ---------------------------------------------------------------------------------------
 Growth and Income                               $63                                 $26
 ---------------------------------------------------------------------------------------
 CORE U.S. Equity                                 66                                  24
 ---------------------------------------------------------------------------------------
 CORE Large Cap Growth                            65                                  25
 ---------------------------------------------------------------------------------------
 CORE Large Cap Value                             55                                  37
 ---------------------------------------------------------------------------------------
 CORE Small Cap Equity                            92                                  42
 ---------------------------------------------------------------------------------------
 Capital Growth                                   56                                  18
 ---------------------------------------------------------------------------------------
 Mid Cap Value                                    60                                  21
 ---------------------------------------------------------------------------------------
 CORE International Equity                       116                                  77
 ---------------------------------------------------------------------------------------
 International Equity                             78                                  29
 ---------------------------------------------------------------------------------------
 Short Duration Government                        36                                  24
 ---------------------------------------------------------------------------------------
 Global Income                                    64                                  24
 ---------------------------------------------------------------------------------------

   Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. Goldmans Sachs serves as the distributor of each Fund's shares at no cost to the Funds.
   As of June 30, 1999, Goldman Sachs was the beneficial owner of 10%, 28%, 36%, 90%, 86%, 47%, 14%, 95%, 61%, 100% and 82% of the outstanding shares of the Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity, Capital Growth, Mid Cap Value, CORE Inter-national Equity, International Equity, Short Duration Government and Global Income, respectively.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST
 4. PORTFOLIO SECURITY TRANSACTIONS

 For the period ended June 30, 1999, written call option transactions in Growth and Income were as follows:

                                             Number of  Premium
 Written Options                             Contracts  Received
 ----------------------------------------------------------------
 Balance outstanding at beginning of period         --        --
 Options written                                    25    $6,369
 Options expired                                    (8)     (940)
 ----------------------------------------------------------------
 BALANCE OUTSTANDING, END OF PERIOD                 17    $5,429
 ----------------------------------------------------------------

 For the period ended June 30, 1999, written call option transactions in Mid Cap Value were as follows:

                                             Number of  Premium
 Written Options                             Contracts  Received
 ----------------------------------------------------------------
 Balance outstanding at beginning of period         --        --
 Options written                                    26   $ 7,705
 Options expired                                    (7)   (3,741)
 ----------------------------------------------------------------
 BALANCE OUTSTANDING, END OF PERIOD                 19   $ 3,964
 ----------------------------------------------------------------

 Purchases and proceeds of sales or maturities of long-term securities for the period ended June 30, 1999, were as follows:

                                                       Sales or     Sales or Maturities
                 Purchases of        Purchases       Maturities of    (excluding U.S.
                U.S. Government   (excluding U.S.   U.S. Government   Government and
                  and agency      Government and      and agency          agency
                  obligations   agency obligations)   obligations      obligations)
 --------------------------------------------------------------------------------------
 Growth and
Income              $        --         $11,249,900      $       --          $8,326,924
 --------------------------------------------------------------------------------------
 CORE U.S. Eq-
uity                         --          12,464,829              --           6,624,284
 --------------------------------------------------------------------------------------
 CORE Large
Cap Growth                   --           8,546,028              --           4,226,679
 --------------------------------------------------------------------------------------
 CORE Large
Cap Value                    --           3,384,613              --             331,691
 --------------------------------------------------------------------------------------
 CORE Small
Cap Equity                   --           3,799,699              --           3,093,357
 --------------------------------------------------------------------------------------
 Capital
Growth                       --           2,211,718              --             844,744
 --------------------------------------------------------------------------------------
 Mid Cap Value               --          10,019,966              --           2,622,229
 --------------------------------------------------------------------------------------
 CORE Interna-
tional Equity                --          14,992,740              --           5,085,766
 --------------------------------------------------------------------------------------
 International
Equity                       --           7,271,352              --           5,462,096
 --------------------------------------------------------------------------------------
 Short Dura-
tion Govern-
ment                 16,955,181           2,346,154       9,473,914                  --
 --------------------------------------------------------------------------------------
 Global Income        1,717,724           4,479,918       2,376,617           3,380,428
 --------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)
June 30, 1999 (Unaudited)
   At June 30, 1999, International Equity had outstanding forward foreign cur-rency exchange contracts as follows:

                                    Value on
  Open Foreign Currency            Settlement  Current   Unrealized Unrealized
  Purchase Contracts                  Date      Value       Gain       Loss
 -----------------------------------------------------------------------------
  Euro Currency Expiring 8/20/99   $  284,439 $  273,313    $    --    $11,126
  Japanese Yen Expiring 8/18/99        22,678     22,657         --         21
  Japanese Yen Expiring 8/18/99       330,000    329,938         --         62
 -----------------------------------------------------------------------------
  TOTAL OPEN FORWARD FOREIGN
  CURRENCY PURCHASE CONTRACTS      $  637,117 $  625,908    $    --    $11,209
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
                                    Value on
  Open Foreign Currency            Settlement  Current   Unrealized Unrealized
  Sale Contracts                      Date      Value       Gain       Loss
 -----------------------------------------------------------------------------
  Euro Currency Expiring 7/26/99   $   11,547 $   11,522    $    25    $    --
  Hong Kong Dollar Expiring
  9/10/99                             177,451    177,371         80         --
  Hong Kong Dollar Expiring
  12/8/99                             223,411    227,970         --      4,559
  Hong Kong Dollar Expiring
  12/8/99                              12,721     12,867         --        146
  Swiss Franc Expiring 8/20/99        260,581    250,051     10,530         --
 -----------------------------------------------------------------------------
  TOTAL OPEN FORWARD FOREIGN
  CURRENCY SALE CONTRACTS          $  685,711 $  679,781    $10,635    $ 4,705
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
  Closed but Unsettled              Purchase     Sale     Realized   Realized
  Forward Currency Contracts         Value      Value       Gain       Loss
 -----------------------------------------------------------------------------
  Japanese Yen Expiring 8/18/99      $305,999   $312,000         --    $ 6,001
  Japanese Yen Expiring 8/18/99        18,001     18,781         --        780
  Japanese Yen Expiring 8/18/99       313,000    316,081         --      3,081
  Japanese Yen Expiring 8/18/99       509,689    507,874    $ 1,815         --
  Singapore Dollar Expiring
  7/27/99                              27,177     27,257         --         80
  Singapore Dollar Expiring
  7/27/99                               6,794      6,828         --         34
  Singapore Dollar Expiring
  7/27/99                              19,717     19,787         --         70
  Singapore Dollar Expiring
  7/27/99                              19,696     19,789         --         93
  Singapore Dollar Expiring
  7/27/99                              25,098     25,171         --         73
 -----------------------------------------------------------------------------
  TOTAL CLOSED BUT UNSETTLED FOR-
  WARD CURRENCY CONTRACTS          $1,245,171 $1,253,568    $ 1,815    $10,212
 -----------------------------------------------------------------------------

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

   At June 30, 1999, Global Income had outstanding forward foreign currency exchange contracts as follows:

                                      Value on
  Open Foreign Currency              Settlement  Current   Unrealized Unrealized
  Purchase Contracts                    Date      Value       Gain       Loss
 -------------------------------------------------------------------------------
  Australian Dollar Expiring
  7/16/99                            $   27,732 $   27,540    $    --     $  192
  Australian Dollar Expiring
  7/16/99                                10,476     10,401         --         75
  Australian Dollar Expiring
  7/16/99                                37,795     37,618         --        177
  Australian Dollar Expiring 8/4/99      72,000     73,033      1,033         --
  Australian Dollar Expiring
  9/13/99                                76,000     76,134        134         --
  Canadian Dollar Expiring 8/16/99       76,000     75,342         --        658
  Canadian Dollar Expiring 8/23/99      154,040    153,600         --        440
  Euro Expiring 9/10/99                  77,245     76,693         --        552
  Euro Expiring 9/10/99                  77,345     76,693         --        652
  Swedish Krona Expiring 9/22/99         76,148     76,022         --        126
  Swedish Krona Expiring 9/22/99         76,266     76,140         --        126
 -------------------------------------------------------------------------------
  TOTAL OPEN FORWARD FOREIGN
  CURRENCY PURCHASE CONTRACTS        $  761,047   $759,216    $ 1,167     $2,998
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                                      Value on
  Open Forward Foreign Currency      Settlement  Current   Unrealized Unrealized
  Sale Contracts                        Date      Value       Gain       Loss
 -------------------------------------------------------------------------------
  British Pound Expiring 9/29/99     $  818,643 $  815,551  $ 3,092     $   --
  Euro Expiring 7/26/99                  73,332     71,198    2,134         --
  Euro Expiring 7/26/99                 458,575    458,236      339         --
  Euro Expiring 7/26/99                 106,992    106,474      518         --
  Euro Expiring 8/20/99                 521,378    500,985   20,393         --
  Euro Expiring 8/20/99                 353,409    341,474   11,935         --
  Euro Expiring 9/22/99                  76,148     76,154       --          6
  Euro Expiring 9/22/99                  76,266     76,556       --        290
  Danish Krone Expiring 7/14/99          98,597     93,936    4,661         --
  Japanese Yen Expiring 8/18/99         671,204    668,205    2,999         --
  Japanese Yen Expiring 9/10/99          77,245     77,605       --        360
  Japanese Yen Expiring 9/10/99          77,344     76,415      929         --
  Japanese Yen Expiring 9/20/99          89,490     89,078      412         --
  Japanese Yen Expiring 9/20/99          99,989     99,479      510         --
  Japanese Yen Expiring 12/20/99        103,515    101,740    1,775         --
  New Zealand Dollar Expiring
   8/13/99                                2,783      2,621      162         --
  Swiss Franc Expiring 8/20/99          141,543    135,823    5,720         --
 -------------------------------------------------------------------------------
  TOTAL OPEN FORWARD FOREIGN
  CURRENCY SALE CONTRACTS            $3,846,453 $3,791,530    $55,579   $  656
 -------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Notes to Financial Statements (continued)
June 30, 1999 (Unaudited)

 -----------------------------------------------------------------------------
  Closed but Unsettled                     Purchase   Sale   Realized Realized
  Forward Currency Contracts                Value    Value     Gain     Loss
 -----------------------------------------------------------------------------
  Danish Krone Expiring 7/14/99            $187,667 $185,083 $ 2,584   $   --
  Euro Expiring 7/26/99                     123,377  121,563   1,814       --
  Euro Expiring 7/26/99                     236,166  231,009   5,157       --
  Euro Expiring 7/26/99                     135,004  134,440     564       --
  Japanese Yen Expiring 8/18/99              75,519   77,000      --    1,481
  Japanese Yen Expiring 8/18/99              76,337   76,000     337       --
  Japanese Yen Expiring 8/18/99              76,628   76,000     628       --
  Japanese Yen Expiring 8/18/99              76,037   76,000      37       --
 -----------------------------------------------------------------------------
  TOTAL CLOSED BUT UNSETTLED FORWARD CUR-
  RENCY CONTRACTS                          $986,735 $977,095  $11,121  $1,481
 -----------------------------------------------------------------------------

   The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The mea-surement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1999, International Equity and Global Income had sufficient cash and/or secu-rities to cover any commitments under these contracts.
   The International Equity and Global Income Funds have recorded a "Receiv-able for forward foreign currency exchange contracts" and "Payable for for-ward foreign currency exchange contracts" resulting from "open" and "closed but unsettled" forward foreign currency exchange contracts of $12,450 and $26,126 and $67,867 and $5,135, respectively, in the accompanying Statement of Assets and Liabilities.

   For the period ended June 30, 1999, the Trust paid Goldman Sachs approxi-mately $461 of brokerage commissions from portfolio transactions.

 5. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

 6. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Funds, together with other registered investment companies having manage-ment agreements with GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
   At June 30, 1999, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, Capital Growth, Mid Cap Value and Short Duration Government had undi-vided interests in the repurchase agreements in the following joint account which equaled $3,900,000, $400,000, $1,000,000, $100,000, $2,400,000 and
 $200,000, respectively, in principal amount. At June 30, 1999, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

                                Principal   Interest   Maturity    Amortized
 Repurchase Agreements            Amount      Rate       Date         Cost
 ------------------------------------------------------------------------------
 ABN/AMRO, Inc.                $412,400,000     5.30% 07/01/1999 $  412,400,000
 ------------------------------------------------------------------------------
 Bear Stearns Companies, Inc.   200,000,000     5.00  07/01/1999    200,000,000
 ------------------------------------------------------------------------------
 NationsBanc Montgomery
Securities LLC                  500,000,000     5.05  07/01/1999    500,000,000
 ------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE
AGREEMENT ACCOUNT II                                             $1,112,400,000
 ------------------------------------------------------------------------------

 7. LINE OF CREDIT FACILITY

 The Funds participated in a $250,000,000 uncommitted, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must have owned securities having a market value in excess of 300% of the to-tal bank borrowings. Effective April 30, 1999, the Funds now participate in a $250,000,000 uncommitted unsecured revolving line of credit facility and a $250,000,000 committed unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the six months ended June 30, 1999, the Funds did not have any borrowings under any of these facilities.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                            TRUSTEES              OFFICERS
                            Ashok N. Bakhru,      Douglas C. Grip, President
                            Chairman              Jesse Cole, Vice President
                            David B. Ford         James A Fitzpatrick, Vice
                            Douglas C. Grip       President
                            John P. McNulty       Anne Marcel, Vice President
                            Mary P. McPherson     Nancy L. Mucker, Vice
                            Alan A. Shuch         President
                            Jackson W. Smart,     John M. Perlowski, Treasurer
                            Jr.                   Adrien Deberghes, Assistant
                            William H.            Treasurer
                            Springer              Philip V. Giuca, Jr.,
                            Richard P. Strubel    Assistant Treasurer
                                                  Michael J. Richman,
                                                  Secretary
                                                  Howard B. Surloff, Assistant
                                                  Secretary
                                                  Valerie A. Zondorak,
                                                  Assistant Secretary

                            GOLDMAN SACHS & CO.
                            Distributor and Transfer Agent
                            GOLDMAN SACHS ASSET MANAGEMENT
                            Investment Adviser
                            GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                            133 Peterborough Court
                            London, England EC4A 2BB

                                                  Toll Free (in U.S.): 800-
                                                  292-4726


                            This report is prepared for the
                            general information of contract
                            owners and is not an offer of
                            shares of the Goldman Sachs
                            Variable Insurance Trust: Growth
                            and Income, CORE U.S. Equity,
                            CORE Large Cap Growth, CORE Large
                            Cap Value, CORE Small Cap Equity,
                            Capital Growth, Mid Cap Value,
                            CORE International Equity,
                            International Equity, Short
                            Duration Government, and Global
                            Income Funds.

                            This material is not authorized
                            for distribution to prospective
                            investors unless preceded or
                            accompanied by a current
                            Prospectus which contains facts
                            concerning the Fund's objectives,
                            policies, management, expenses
                            and other information.

                            (C) Copyright 1999 Goldman, Sachs & Co. All rights reserved. Date of first use: August 13, 1999